UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
May 31*
Date of reporting period:
May 31, 2026
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Equity Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Aggressive Growth Allocation Fund

Class A-MAAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$40	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 17.67%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.67%	7.38%	10.84%
A with initial sales charge (5.75%)	10.90%	6.11%	10.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGA-ANN

MFS® Aggressive Growth Allocation Fund

Class B-MBAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$121	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 16.79%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.79%	6.58%	10.02%
B with CDSC (declining over six years from 4% to 0%)×	12.79%	6.26%	10.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGB-ANN

MFS® Aggressive Growth Allocation Fund

Class C-MCAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$121	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 16.78%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.78%	6.57%	10.01%
C with CDSC (1% for 12 months)×	15.78%	6.57%	10.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGC-ANN

MFS® Aggressive Growth Allocation Fund

Class I-MIAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$13	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.94%	7.64%	11.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGI-ANN

MFS® Aggressive Growth Allocation Fund

Class R1-MAAFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$121	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 16.77%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.77%	6.57%	10.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR1-ANN

MFS® Aggressive Growth Allocation Fund

Class R2-MAWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$67	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.35%	7.10%	10.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR2-ANN

MFS® Aggressive Growth Allocation Fund

Class R3-MAAHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$40	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 17.62%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.62%	7.37%	10.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR3-ANN

MFS® Aggressive Growth Allocation Fund

Class R4-MAALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$13	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.94%	7.64%	11.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	11.98%	12.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR4-ANN

MFS® Aggressive Growth Allocation Fund

Class R6-AGGPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$4	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 18.03%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 27.63%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS International New Discovery Fund, and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	18.03%	7.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.21%
MFS Aggressive Growth Allocation Fund Blended Index ∆	27.63%	12.29%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,074,453,688	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.4%
MFS Research Fund	10.4%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.2%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Equity Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.1%
MFS Emerging Markets Equity Fund	3.1%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR6-ANN

MFS® Conservative
Allocation Fund

Class A-MACFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.59%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.59%	3.65%	5.89%
A with initial sales charge (5.75%)	3.29%	2.43%	5.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONA-ANN

MFS® Conservative
Allocation Fund

Class B-MACBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Conservative Allocation Fund (fund) provided a total return of 8.75%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.75%	2.88%	5.10%
B with CDSC (declining over six years from 4% to 0%)×	4.75%	2.54%	5.10%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONB-ANN

MFS® Conservative
Allocation Fund

Class C-MACVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Conservative Allocation Fund (fund) provided a total return of 8.78%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.78%	2.88%	5.10%
C with CDSC (1% for 12 months)×	7.78%	2.88%	5.10%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONC-ANN

MFS® Conservative
Allocation Fund

Class I-MACIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.86%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.86%	3.91%	6.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONI-ANN

MFS® Conservative
Allocation Fund

Class R1-MACKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 8.77%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.77%	2.88%	5.10%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR1-ANN

MFS® Conservative
Allocation Fund

Class R2-MCARX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.32%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.32%	3.39%	5.63%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR2-ANN

MFS® Conservative
Allocation Fund

Class R3-MACNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.63%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.63%	3.66%	5.89%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR3-ANN

MFS® Conservative
Allocation Fund

Class R4-MACJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.86%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.86%	3.92%	6.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.17%	1.70%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%	6.47%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR4-ANN

MFS® Conservative
Allocation Fund

Class R6-MACQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$3	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.94%, at net asset value. This compares with a return of 5.13% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 14.03%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of both the MFS International Growth Fund and MFS Research International Fund held back performance as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.94%	3.94%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.13%	0.03%
MFS Conservative Allocation Fund Blended Index ∆	14.03%	5.10%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	3,604,133,279	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.8%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Growth Fund	1.6%
MFS International Intrinsic Equity Fund	1.6%
MFS International Large Cap Value Fund	1.6%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR6-ANN

MFS® Growth Allocation Fund

Class A-MAGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$37	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Growth Allocation Fund (fund) provided a total return of 15.22%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	15.22%	6.37%	9.48%
A with initial sales charge (5.75%)	8.60%	5.12%	8.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROA-ANN

MFS® Growth Allocation Fund

Class B-MBGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$117	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Growth Allocation Fund (fund) provided a total return of 14.34%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	14.34%	5.58%	8.67%
B with CDSC (declining over six years from 4% to 0%)×	10.34%	5.26%	8.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROB-ANN

MFS® Growth Allocation Fund
Class C-MCGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$117	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Growth Allocation Fund (fund) provided a total return of 14.36%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	14.36%	5.58%	8.67%
C with CDSC (1% for 12 months)×	13.36%	5.58%	8.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROC-ANN

MFS® Growth Allocation Fund

Class I-MGWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Growth Allocation Fund (fund) provided a total return of 15.49%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.49%	6.64%	9.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROI-ANN

MFS® Growth Allocation Fund

Class R1-MAGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$117	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Growth Allocation Fund (fund) provided a total return of 14.36%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	14.36%	5.57%	8.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR1-ANN

MFS® Growth Allocation Fund

Class R2-MGALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$63	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Growth Allocation Fund (fund) provided a total return of 14.95%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	14.95%	6.11%	9.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR2-ANN

MFS® Growth Allocation Fund

Class R3-MAGEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$37	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Growth Allocation Fund (fund) provided a total return of 15.22%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	15.22%	6.37%	9.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR3-ANN

MFS® Growth Allocation Fund

Class R4-MAGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Growth Allocation Fund (fund) provided a total return of 15.50%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	15.50%	6.63%	9.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Growth Allocation Fund Blended Index ∆	23.16%	9.83%	10.91%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR4-ANN

MFS® Growth Allocation Fund

Class R6-MAGQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Growth Allocation Fund (fund) provided a total return of 15.56%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	15.56%	6.75%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.21%
MFS Growth Allocation Fund Blended Index ∆	23.16%	10.01%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,759,524,810	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Value Fund	9.9%
MFS Research Fund	9.4%
MFS Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.9%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	4.0%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Equity Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR6-ANN

MFS® Moderate Allocation Fund

Class A-MAMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$35	0.33%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.43%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.43%	4.95%	7.70%
A with initial sales charge (5.75%)	5.96%	3.71%	7.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODA-ANN

MFS® Moderate Allocation Fund

Class B-MMABX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$114	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Moderate Allocation Fund (fund) provided a total return of 11.53%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.53%	4.16%	6.89%
B with CDSC (declining over six years from 4% to 0%)×	7.53%	3.83%	6.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODB-ANN

MFS® Moderate Allocation Fund

Class C-MMACX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$114	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Moderate Allocation Fund (fund) provided a total return of 11.58%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.58%	4.17%	6.89%
C with CDSC (1% for 12 months)×	10.58%	4.17%	6.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODC-ANN

MFS® Moderate Allocation Fund

Class I-MMAIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.66%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.66%	5.21%	7.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODI-ANN

MFS® Moderate Allocation Fund

Class R1-MAMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$114	1.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 11.51%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.51%	4.16%	6.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR1-ANN

MFS® Moderate Allocation Fund

Class R2-MARRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.58%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.10%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.10%	4.68%	7.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR2-ANN

MFS® Moderate Allocation Fund

Class R3-MAMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$35	0.33%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.40%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.40%	4.94%	7.70%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR3-ANN

MFS® Moderate Allocation Fund
Class R4-MAMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.08%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.68%	5.20%	7.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.52%	8.76%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR4-ANN

MFS® Moderate Allocation Fund
Class R6-MAMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.74%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 18.60%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, exposure to the MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, and MFS High Income Fund supported relative performance.
    Within the international equity segment, style selection contributed positively as exposure to emerging markets, value, growth, and small/mid-cap international strategies benefited relative results.
  Top detractors from performance relative to the Blended Index:
    Within the U.S. equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
    Within the international equity segment, relative performance of the MFS International Growth Fund, MFS Research International Fund, and MFS International New Discovery Fund held back results as the funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	12.74%	5.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.21%
MFS Moderate Allocation Fund Blended Index ∆	18.60%	7.60%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/26
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	6,447,711,049	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	4
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	8.7%
MFS Value Fund	8.0%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	5.2%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS International Large Cap Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS International Intrinsic Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Emerging Markets Equity Fund	1.1%
MFS International New Discovery Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR6-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class A-BMSFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 20.79%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	20.79%	10.15%	11.64%
A with initial sales charge (5.75%)	13.85%	8.85%	10.97%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSA-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class B-BMSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 19.92%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	19.92%	9.32%	10.81%
B with CDSC (declining over six years from 4% to 0%)×	15.92%	9.04%	10.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSB-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class C-BMSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 19.92%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	19.92%	9.33%	10.80%
C with CDSC (1% for 12 months)×	18.92%	9.33%	10.80%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSC-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class I-BMSLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$65	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 21.12%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	21.12%	10.43%	11.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSI-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R1-BMSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$93	0.84%
For the period from June 1, 2025 through May 31, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $176 and 1.59%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 20.81%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	20.81%	9.60%	10.95%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR1-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R2-BMSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 20.44%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	20.44%	9.87%	11.36%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR2-ANN

MFS® Blended Research®
Mid Cap Equity Fund

Class R3-BMSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$93	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 20.86%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	20.86%	10.17%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR3-ANN

MFS® Blended Research®
Mid Cap Equity Fund

Class R4-BMSVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$65	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 21.11%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	21.11%	10.44%	11.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR4-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R6-BMSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 21.19%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 22.37%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within the consumer discretionary, energy, real estate, and financials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Index:
    Security selection within the industrials, materials, and communication services sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.19%	10.54%	12.01%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	14.89%
Russell Midcap® Index ∆	22.37%	8.15%	11.38%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	2,936,785,790	Total Management Fee ($)#:	10,501,441
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	17.7%
Industrials	16.9%
Financials	13.8%
Consumer Discretionary	11.9%
Health Care	10.2%
Energy	6.4%
Real Estate	6.4%
Utilities	6.2%
Materials	3.9%
Communication Services	3.5%
Consumer Staples	2.7%
Top ten holdings
Western Digital Corp.	3.0%
Flex Ltd.	2.7%
Valero Energy Corp.	2.0%
Ciena Corp.	1.9%
Viking Holdings Ltd.	1.9%
Okta, Inc.	1.8%
Northern Trust Corp.	1.8%
Aramark	1.7%
Wabtec Corp.	1.6%
Edison International	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR6-ANN

MFS® Blended Research®
Small Cap Equity Fund

Class A-BRSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.41%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	32.41%	5.09%	9.34%
A with initial sales charge (5.75%)	24.80%	3.85%	8.70%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSA-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class B-BRSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$201	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 31.44%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	31.44%	4.30%	8.52%
B with CDSC (declining over six years from 4% to 0%)×	27.44%	3.99%	8.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSB-ANN

MFS® Blended Research®
Small Cap Equity Fund

Class C-BRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 31.49%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	31.49%	4.30%	8.52%
C with CDSC (1% for 12 months)×	30.49%	4.30%	8.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSC-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class I-BRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$86	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.79%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	32.79%	5.34%	9.60%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSI-ANN

MFS® Blended Research®
Small Cap Equity Fund

Class R1-BRSPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$201	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 31.49%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	31.49%	4.30%	8.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR1-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R2-BRSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$144	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.08%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	32.08%	4.82%	9.06%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 32.16%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR2-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R3-BRSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.48%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	32.48%	5.08%	9.34%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR3-ANN

MFS® Blended Research®
Small Cap Equity Fund

Class R4-BRSUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$86	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.81%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	32.81%	5.35%	9.61%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR4-ANN

MFS® Blended Research®
Small Cap Equity Fund

Class R6-BRSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 32.96%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 43.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the industrials sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the health care, information technology, and materials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	32.96%	5.45%	9.72%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 2000® Index ∆	43.08%	6.61%	11.21%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	326,447,876	Total Management Fee ($)#:	2,005,584
Total Number of Holdings:	236	Portfolio Turnover Rate (%):	73
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Industrials	18.9%
Information Technology	18.8%
Health Care	15.9%
Financials	15.6%
Consumer Discretionary	7.1%
Materials	5.2%
Energy	5.1%
Real Estate	4.2%
Utilities	3.1%
Communication Services	2.0%
Consumer Staples	1.8%
Top ten holdings
Corsair Gaming, Inc.	2.0%
Bloom Energy Corp.	1.9%
MYR Group, Inc.	1.7%
Formfactor, Inc.	1.7%
UMB Financial Corp.	1.5%
Modine Manufacturing Co.	1.5%
Portland General Electric Co.	1.5%
Weatherford International PLC	1.4%
Popular, Inc.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR6-ANN

MFS® Blended Research®
Value Equity Fund

Class A-BRUDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$76	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.71%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	26.71%	11.19%	11.45%
A with initial sales charge (5.75%)	19.43%	9.88%	10.79%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.64% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUA-ANN

MFS® Blended Research®
Value Equity Fund

Class B-BRUEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 25.72%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	25.72%	10.36%	10.61%
B with CDSC (declining over six years from 4% to 0%)×	21.72%	10.09%	10.61%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUB-ANN

MFS® Blended Research®
Value Equity Fund
Class C-BRUGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 25.70%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	25.70%	10.36%	10.61%
C with CDSC (1% for 12 months)×	24.70%	10.36%	10.61%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUC-ANN

MFS® Blended Research®
Value Equity Fund

Class I-BRUHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$48	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.99%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	26.99%	11.46%	11.70%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUI-ANN

MFS® Blended Research®
Value Equity Fund
Class R1-BRUJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$76	0.67%
For the period from June 1, 2025 through May 31, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $161 and 1.42%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.72%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	26.72%	11.19%	11.03%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR1-ANN

MFS® Blended Research®
Value Equity Fund
Class R2-BRUKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$104	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.36%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	26.36%	10.91%	11.16%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.89% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR2-ANN

MFS® Blended Research®
Value Equity Fund
Class R3-BRULX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$76	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.67%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	26.67%	11.19%	11.44%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.64% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR3-ANN

MFS® Blended Research®
Value Equity Fund

Class R4-BRUMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$48	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.00%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	27.00%	11.48%	11.73%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR4-ANN

MFS® Blended Research®
Value Equity Fund

Class R6-BRUNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.12%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 28.55%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the energy, financials, and industrials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the communication services and materials sectors held back relative performance.
    The fund's underweight allocation to the information technology sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	27.12%	11.56%	11.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Value Index ∆	28.55%	10.42%	11.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	331,692,741	Total Management Fee ($)#:	893,778
Total Number of Holdings:	126	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	19.0%
Information Technology	16.3%
Industrials	12.1%
Health Care	11.5%
Consumer Discretionary	7.9%
Communication Services	7.5%
Consumer Staples	6.5%
Energy	6.4%
Utilities	4.8%
Real Estate	4.0%
Materials	3.3%
Top ten holdings
Alphabet, Inc., "A"	3.1%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.6%
Caterpillar, Inc.	2.0%
Citigroup, Inc.	1.9%
Northern Trust Corp.	1.6%
Wabtec Corp.	1.5%
Flex Ltd.	1.5%
Aramark	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.34% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR6-ANN

MFS® Blended Research®
Growth Equity Fund

Class A-BRWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$76	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 28.27%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	28.27%	14.81%	16.86%
A with initial sales charge (5.75%)	20.89%	13.45%	16.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 28.23%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.64% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWA-ANN

MFS® Blended Research®
Growth Equity Fund

Class B-BRWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	27.31%	13.95%	16.00%
B with CDSC (declining over six years from 4% to 0%)×	23.31%	13.72%	16.00%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWB-ANN

MFS® Blended Research®
Growth Equity Fund

Class C-BRWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 27.32%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	27.32%	13.95%	15.99%
C with CDSC (1% for 12 months)×	26.32%	13.95%	15.99%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWC-ANN

MFS® Blended Research®
Growth Equity Fund

Class I-BRWJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$47	0.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 28.58%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	28.58%	15.10%	17.16%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWI-ANN

MFS® Blended Research®
Growth Equity Fund

Class R1-BRWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 27.32%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	27.32%	13.96%	15.99%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR1-ANN

MFS® Blended Research®
Growth Equity Fund

Class R2-BRWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 27.96%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	27.96%	14.53%	16.58%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.89% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR2-ANN

MFS® Blended Research®
Growth Equity Fund

Class R3-BRWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$76	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 28.29%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	28.29%	14.82%	16.87%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.64% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR3-ANN

MFS® Blended Research®
Growth Equity Fund

Class R4-BRWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$48	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 28.60%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	28.60%	15.10%	17.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.39% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR4-ANN

MFS® Blended Research®
Growth Equity Fund

Class R6-BRWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 28.70%, at net asset value. This compares with a return of 29.45% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 28.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the financials and consumer discretionary sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services and information technology sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	28.70%	15.19%	17.26%
Comparative Benchmark(s)
Russell 3000® Index ∆	29.45%	12.92%	15.12%
Russell 1000® Growth Index ∆	28.66%	15.73%	18.86%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	655,925,871	Total Management Fee ($)#:	1,421,778
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	52
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	53.0%
Communication Services	13.0%
Consumer Discretionary	11.8%
Health Care	7.2%
Financials	6.1%
Industrials	5.1%
Consumer Staples	2.5%
Utilities	0.6%
Energy	0.3%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	14.2%
Apple, Inc.	12.8%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.7%
Alphabet, Inc., "A"	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	3.1%
Alphabet, Inc., "C"	2.9%
Tesla, Inc.	2.4%
Datadog, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.25% up to $5 billion; and 0.225% in excess of $5 billion.
Effective October 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.33% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR6-ANN

MFS® Emerging Markets
Equity Fund

Class A-MEMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$160	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.43%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	44.43%	6.37%	9.21%
A with initial sales charge (5.75%)	36.12%	5.11%	8.56%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.37%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMA-ANN

MFS® Emerging Markets
Equity Fund

Class B-MEMBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$251	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 43.36%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	43.36%	5.58%	8.39%
B with CDSC (declining over six years from 4% to 0%)×	39.36%	5.25%	8.39%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 43.30%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMB-ANN

MFS® Emerging Markets
Equity Fund

Class C-MEMCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$251	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 43.32%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	43.32%	5.57%	8.39%
C with CDSC (1% for 12 months)×	42.32%	5.57%	8.39%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 43.29%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMC-ANN

MFS® Emerging Markets
Equity Fund

Class I-MEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$130	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.78%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	44.78%	6.64%	9.48%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.73%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMI-ANN

MFS® Emerging Markets
Equity Fund

Class R1-MEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$251	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 43.35%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	43.35%	5.57%	8.39%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 43.32%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR1-ANN

MFS® Emerging Markets
Equity Fund

Class R2-MEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$190	1.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.01%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	44.01%	6.10%	8.93%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.03%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR2-ANN

MFS® Emerging Markets
Equity Fund

Class R3-MEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$160	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.39%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	44.39%	6.36%	9.20%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.33%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR3-ANN

MFS® Emerging Markets
Equity Fund

Class R4-MEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$130	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.78%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	44.78%	6.64%	9.47%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.75%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR4-ANN

MFS® Emerging Markets
Equity Fund

Class R6-MEMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$114	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 44.97%, at net asset value. This compares with a return of 54.31% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the financials sector strengthened the fund's relative performance.
    An underweight allocation to the health care sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight allocation to the information technology sector detracted from the fund's relative performance. Additionally, an overweight allocation to the consumer staples sector further weighed on relative results.
    Security selection and the fund's underweight allocation to the consumer discretionary sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	44.97%	6.79%	9.62%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	54.31%	7.54%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 44.91%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	10,317,220,321	Total Management Fee ($)#:	82,489,487
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.5%
Samsung Electronics Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.2%
SK hynix, Inc.	2.8%
ASE Technology Holding Co. Ltd	2.7%
MediaTek, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.7%
China	21.5%
South Korea	20.4%
India	12.1%
Brazil	3.2%
Saudi Arabia	2.6%
United States	2.2%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other Countries	9.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR6-ANN

MFS® International Growth Fund

Class A-MGRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS International Growth Fund (fund) provided a total return of 11.57%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.57%	6.03%	9.76%
A with initial sales charge (5.75%)	5.16%	4.78%	9.11%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFA-ANN

MFS® International Growth Fund

Class B-MGRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$188	1.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS International Growth Fund (fund) provided a total return of 10.74%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.74%	5.24%	8.93%
B with CDSC (declining over six years from 4% to 0%)[x]	6.74%	4.91%	8.93%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFB-ANN

MFS® International Growth Fund

Class C-MGRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS International Growth Fund (fund) provided a total return of 10.73%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.73%	5.23%	8.94%
C with CDSC (1% for 12 months)×	9.73%	5.23%	8.94%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFC-ANN

MFS® International Growth Fund

Class I-MQGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$83	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS International Growth Fund (fund) provided a total return of 11.85%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.85%	6.29%	10.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFI-ANN

MFS® International Growth Fund

Class R1-MGRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$188	1.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS International Growth Fund (fund) provided a total return of 10.75%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.75%	5.24%	8.93%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR1-ANN

MFS® International Growth Fund

Class R2-MGRQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$135	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS International Growth Fund (fund) provided a total return of 11.32%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.32%	5.77%	9.48%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR2-ANN

MFS® International Growth Fund

Class R3-MGRTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$109	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS International Growth Fund (fund) provided a total return of 11.56%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.56%	6.03%	9.75%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.58%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR3-ANN

MFS® International Growth Fund

Class R4-MGRVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$83	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS International Growth Fund (fund) provided a total return of 11.87%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.87%	6.30%	10.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR4-ANN

MFS® International Growth Fund

Class R6-MGRDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS International Growth Fund (fund) provided a total return of 11.96%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 27.50%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the financials sector strengthened the fund's relative performance.
    An underweight allocation to the communication services sector further benefited relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an underweight allocation to the information technology sector weakened the fund's relative performance.
    Security selection and an overweight allocation to the consumer staples sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.96%	6.42%	10.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
MSCI All Country World (ex-US) Growth Index (net div) ∆	27.50%	5.35%	9.20%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	23,028,645,857	Total Management Fee ($)#:	139,387,645
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Schneider Electric SE	4.0%
Resonac Holdings Corp.	3.7%
SAP SE	3.2%
Nestle S.A.	3.0%
Delta Electronics, Inc.	2.9%
AstraZeneca PLC	2.8%
AIA Group Ltd.	2.7%
Rolls-Royce Holdings PLC	2.4%
Agnico Eagle Mines Ltd.	2.4%
Issuer country weightings
Taiwan	11.6%
Japan	11.4%
United Kingdom	11.0%
France	10.9%
Germany	8.6%
Canada	7.3%
Switzerland	7.0%
Netherlands	4.3%
United States	4.2%
Other Countries	23.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR6-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class A-MGIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.44%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.44%	7.71%	10.13%
A with initial sales charge (5.75%)	14.46%	6.44%	9.48%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIA-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class B-MGIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$191	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 20.53%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	20.53%	6.90%	9.30%
B with CDSC (declining over six years from 4% to 0%)×	16.53%	6.64%	9.30%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIB-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class C-MGICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 20.54%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	20.54%	6.90%	9.30%
C with CDSC (1% for 12 months)×	19.54%	6.90%	9.30%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIC-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class I-MINIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$82	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.74%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	21.74%	7.97%	10.40%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGII-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class R1-MINRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 20.54%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	20.54%	6.90%	9.31%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR1-ANN

MFS® International Intrinsic Equity Fund

(formerly MFS International Intrinsic Value Fund)

Class R2-MINFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.14%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.14%	7.44%	9.85%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR2-ANN

MFS® International Intrinsic Equity Fund
(formerly MFS International Intrinsic Value Fund)
Class R3-MINGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$110	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.43%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.43%	7.70%	10.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR3-ANN

MFS® International Intrinsic Equity Fund
(formerly MFS International Intrinsic Value Fund)
Class R4-MINHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$82	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.75%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	21.75%	7.97%	10.40%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR4-ANN

MFS® International Intrinsic Equity Fund
(formerly MFS International Intrinsic Value Fund)
Class R6-MINJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Equity Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS International Intrinsic Equity Fund (fund) provided a total return of 21.88%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Index:
    The fund's underweight allocation to the consumer discretionary sector strengthened relative performance.
    An overweight allocation and security selection within the energy sector also benefited relative performance. Additionally, an overweight allocation to the materials sector further supported relative results.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples, industrials, and information technology sectors weakened relative performance.
    The fund’s cash and/or cash equivalents position also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	21.88%	8.09%	10.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	9.28%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	24,946,587,541	Total Management Fee ($)#:	150,428,012
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Franco-Nevada Corp.	3.5%
Schneider Electric SE	3.1%
Legrand S.A.	3.0%
TotalEnergies SE	2.8%
Deutsche Boerse AG	2.4%
Wheaton Precious Metals Corp.	2.2%
Resona Holdings, Inc.	2.1%
UBS Group AG	2.0%
NatWest Group PLC	2.0%
Issuer country weightings
United Kingdom	16.0%
France	15.4%
Japan	13.6%
Switzerland	9.0%
Canada	8.3%
United States	8.1%
Germany	7.8%
Ireland	4.5%
Taiwan	3.8%
Other Countries	13.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Fund was renamed to the MFS International Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR6-ANN

MFS® International
DiversificationSM Fund
Class A-MDIDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$39	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS International Diversification Fund (fund) provided a total return of 22.45%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	22.45%	6.76%	9.65%
A with initial sales charge (5.75%)	15.41%	5.50%	9.00%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIA-ANN

MFS® International
DiversificationSM Fund
Class B-MDIFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$122	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class B shares of the MFS International Diversification Fund (fund) provided a total return of 21.53%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	21.53%	5.96%	8.83%
B with CDSC (declining over six years from 4% to 0%)×	17.53%	5.64%	8.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIB-ANN

MFS® International
DiversificationSM Fund
Class C-MDIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$122	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS International Diversification Fund (fund) provided a total return of 21.54%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	21.54%	5.97%	8.83%
C with CDSC (1% for 12 months)×	20.54%	5.97%	8.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIC-ANN

MFS® International
DiversificationSM Fund

Class I-MDIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS International Diversification Fund (fund) provided a total return of 22.76%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	22.76%	7.03%	9.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDII-ANN

MFS® International
DiversificationSM Fund

Class R1-MDIOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$122	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS International Diversification Fund (fund) provided a total return of 21.50%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	21.50%	5.96%	8.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR1-ANN

MFS® International
DiversificationSM Fund

Class R2-MDIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$67	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS International Diversification Fund (fund) provided a total return of 22.13%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.13%	6.49%	9.37%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR2-ANN

MFS® International
DiversificationSM Fund

Class R3-MDIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$39	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS International Diversification Fund (fund) provided a total return of 22.43%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	22.43%	6.76%	9.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR3-ANN

MFS® International
DiversificationSM Fund
Class R4-MDITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS International Diversification Fund (fund) provided a total return of 22.76%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	22.76%	7.03%	9.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	9.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR4-ANN

MFS® International
DiversificationSM Fund
Class R6-MDIZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS International Diversification Fund (fund) provided a total return of 22.89%, at net asset value. This compares with a return of 32.77% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    During the reporting period, the fund’s exposure to the MFS Emerging Markets Equity Fund aided relative performance as emerging markets performed well versus international stocks.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to both the MFS International Growth Fund and MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	22.89%	7.13%	8.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	32.77%	8.77%	8.49%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	44,550,318,981	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	1
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15.0%
MFS International Intrinsic Equity Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR6-ANN

MFS® Managed Wealth Fund
Class A-MNWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$94	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class A shares of the fund provided a total return of 4.03%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.03%	3.70%	3.71%
A with initial sales charge (5.75%)	(1.95)%	2.48%	3.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWA-ANN

MFS® Managed Wealth Fund
Class B-MNWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$170	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class B shares of the fund provided a total return of 3.23%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.23%	2.92%	2.86%
B with CDSC (declining over six years from 4% to 0%)×	(0.77)%	2.56%	2.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWB-ANN

MFS® Managed Wealth Fund

Class C-MNWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$170	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class C shares of the fund provided a total return of 3.16%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.16%	2.91%	2.86%
C with CDSC (1% for 12 months)×	2.16%	2.91%	2.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWC-ANN

MFS® Managed Wealth Fund
Class I-MNWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$68	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class I shares of the fund provided a total return of 4.31%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.31%	3.96%	3.90%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWI-ANN

MFS® Managed Wealth Fund
Class R1-MNWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$170	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class R1 shares of the fund provided a total return of 3.23%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.23%	2.92%	2.87%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR1-ANN

MFS® Managed Wealth Fund

Class R2-MNWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$119	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class R2 shares of the fund provided a total return of 3.73%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	3.73%	3.43%	3.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR2-ANN

MFS® Managed Wealth Fund

Class R3-MNWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$94	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class R3 shares of the fund provided a total return of 3.93%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	3.93%	3.68%	3.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR3-ANN

MFS® Managed Wealth Fund
Class R4-MNWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$68	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class R4 shares of the fund provided a total return of 4.31%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.31%	3.96%	3.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.65%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR4-ANN

MFS® Managed Wealth Fund

Class R6-MNWZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$59	0.58%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2026, Class R6 shares of the fund provided a total return of 4.30%, at net asset value. This compares with a return of 29.78% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 3.99%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund benefited performance.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Value Index, Russell 1000® Growth Index, and MSCI EAFE Index held back performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	4.30%	4.03%	4.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	29.78%	14.15%	15.41%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	3.99%	3.53%	2.59%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	35,585,444	Total Management Fee ($)#:	124,322
Total Number of Holdings:	15	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS International Equity Fund	30.8%
	MFS Growth Fund	30.8%
	MFS Value Fund	30.1%
Market Exposure Overlay	Mini Russell 1000 Growth Future JUN 18 26		(7.2)%
	Mini Russell 1000 Value Index Future JUN 18 26		(12.5)%
	Mini MSCI EAFE Index Future JUN 19 26		(12.7)%
Net Equity Exposure				59.3%
	Standard & Poor's 500 Index Option 6200.00 PUT JUN 18 26		(0.1)%
	Standard & Poor's 500 Index Option 5400.00 PUT SEP 18 26		(0.3)%
	Standard & Poor's 500 Index Option 5500.00 PUT DEC 18 26		(0.5)%
Standard & Poors Index Option PUT(s)				(0.9)%
	STOXX Europe 600 Price Index Option 490.00 PUT DEC 18 26		0.6%
	STOXX Europe 600 Price Index Option 545.00 PUT DEC 18 26		(1.4)%
STOXX Europe 600 Price Index PUT(s)				(0.8)%
Downside Hedge(s)				(1.7)%
Net Equivalent Equity Exposure		92.3%	(34.7)%	57.6%
Limited Maturity U.S. Treasury Notes				1.9%
Cash	Cash & Cash Equivalents (d)			6.3%
	Other (e)			34.2%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR6-ANN

MFS® International Large Cap Value Fund

Class A-MKVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class A shares of the MFS International Large Cap Value Fund (fund) provided a total return of 28.26%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	28.26%	11.59%	15.81%
A with initial sales charge (5.75%)	20.89%	10.28%	14.65%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVA-ANN

MFS® International Large Cap Value Fund

Class C-MKVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class C shares of the MFS International Large Cap Value Fund (fund) provided a total return of 27.22%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	27.22%	10.76%	14.93%
C with CDSC (1% for 12 months)×	26.22%	10.76%	14.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVC-ANN

MFS® International Large Cap Value Fund

Class I-MKVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$81	0.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class I shares of the MFS International Large Cap Value Fund (fund) provided a total return of 28.57%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	28.57%	11.89%	16.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVI-ANN

MFS® International Large Cap Value Fund

Class R1-MKVDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$194	1.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R1 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 27.27%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	27.27%	10.75%	14.92%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR1-ANN

MFS® International Large Cap Value Fund

Class R2-MKVEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$138	1.21%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R2 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 27.90%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	27.90%	11.32%	15.49%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR2-ANN

MFS® International Large Cap Value Fund

Class R3-MKVFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$110	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R3 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 28.22%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	28.22%	11.60%	15.81%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR3-ANN

MFS® International Large Cap Value Fund

Class R4-MKVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$81	0.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R4 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 28.58%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	28.58%	11.87%	16.13%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR4-ANN

MFS® International Large Cap Value Fund

Class R6-MKVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2026, Class R6 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 28.60%, at net asset value. This compares with a return of 22.80% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 30.07%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within the energy, materials, and financials sectors strengthened relative performance.
    The fund's avoidance of the real estate sector and its overweight position in the information technology sector also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection within the health care, consumer discretionary, and industrials sectors detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	28.60%	11.93%	16.15%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	22.80%	8.79%	12.84%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	30.07%	12.78%	16.73%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	7,408,332,995	Total Management Fee ($)#:	49,906,328
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Top ten holdings
NatWest Group PLC	3.3%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.7%
TotalEnergies SE	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
UBS Group AG	2.5%
British American Tobacco PLC	2.3%
Eni S.p.A.	2.2%
Glencore PLC	2.1%
National Grid PLC	2.0%
Issuer country weightings
United Kingdom	26.5%
France	15.9%
Japan	15.3%
Switzerland	7.5%
United States	5.3%
Netherlands	5.2%
Ireland	4.5%
Germany	4.4%
Italy	4.3%
Other Countries	11.1%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.62% in excess of $10 billion and up to $20 billion; and 0.60% in excess of $20 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended May 31, 2026 and 2025, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025

MFS Blended Research Growth Equity Fund	60,815	59,067
MFS Blended Research Mid Cap Equity Fund	59,657	57,943
MFS Blended Research Small Cap Equity Fund	57,941	57,250
MFS Blended Research Value Equity Fund	60,815	59,067
MFS International Diversification Fund	39,111	37,995
Total	278,339	271,322

Fees billed by E&Y:		Audit Fees
	2026	2025

MFS Aggressive Growth Allocation Fund	38,931	39,620
MFS Conservative Allocation Fund	38,931	39,620
MFS Emerging Markets Equity Fund	72,179	71,900
MFS Growth Allocation Fund	38,931	39,620
MFS International Growth Fund	72,329	72,046
MFS International Intrinsic Equity Fund	72,329	72,046
MFS International Large Cap Value Fund	62,643	62,442
MFS Managed Wealth Fund	47,696	48,130
MFS Moderate Allocation Fund	38,931	39,620
Total	482,900	485,044

For the fiscal years ended May 31, 2026 and 2025, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025

To MFS Blended Research	0	0	0	0	0	0
Growth Equity Fund
To MFS Blended Research Mid	0	0	0	0	0	0
Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Small Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Value Equity Fund
To MFS International	0	0	0	0	0	0
Diversification Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025

To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	452,513
Research Growth Equity Fund*
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	452,513
Research Mid Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	452,513
Research Small Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	452,513
Research Value Equity Fund*
To MFS and MFS Related
Entities of MFS International	0	0	0	0	0	452,513
Diversification Fund*

Fees billed by Deloitte:			Aggregate fees for non-audit services
			2026		2025

To MFS Blended Research Growth Equity			0		470,440
Fund, MFS and MFS Related Entities#
To MFS Blended Research Mid Cap Equity			0		470,440
Fund, MFS and MFS Related Entities#
To MFS Blended Research Small Cap Equity			0		470,440
Fund, MFS and MFS Related Entities#
To MFS Blended Research Value Equity			0		470,440
Fund, MFS and MFS Related Entities#
To MFS International Diversification Fund,			0		470,440
MFS and MFS Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS Aggressive Growth	0	0	0	0	0	0
Allocation Fund
To MFS Conservative	0	0	0	0	0	0
Allocation Fund
To MFS Emerging Markets	0	0	623	652	0	0
Equity Fund
To MFS Growth Allocation	0	0	0	0	0	0
Fund
To MFS International Growth	0	0	623	652	0	0
Fund
To MFS International Intrinsic	0	0	623	652	0	0
Equity Fund
To MFS International Large	0	0	623	652		0	0
Cap Value Fund
To MFS Managed Wealth	0	0	0	259		0	0
Fund
To MFS Moderate Allocation	0	0	0	0		0	0
Fund
Total fees billed by E&Y	0	0	2,492	2,867		0	0
To above Funds:

Fees billed by E&Y:		Audit-Related Fees1		Tax Fees2		All Other Fees4
		2026	2025	2026	2025	2026	2025

To MFS and MFS Related Entities of
MFS Aggressive Growth Allocation		0	0	0	0	245,568	3,600
Fund*
To MFS and MFS Related Entities of
MFS Conservative Allocation Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS Emerging Markets Equity Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS Growth Allocation Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS International Growth Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS International Intrinsic Equity Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS International Large Cap Value		0	0	0	0	245,568	3,600
Fund*
To MFS and MFS Related Entities of
MFS Managed Wealth Fund*		0	0	0	0	245,568	3,600
To MFS and MFS Related Entities of
MFS Moderate Allocation Fund*		0	0	0	0	245,568	3,600

Fees billed by E&Y:			Aggregate fees for non-audit services
			2026			2025

To MFS Aggressive Growth Allocation Fund, MFS
and MFS Related Entities#			467,006			277,651
To MFS Conservative Allocation Fund, MFS and
MFS Related Entities#			467,006			277,651
To MFS Emerging Markets Equity Fund, MFS and
MFS Related Entities#			467,629			278,303
To MFS Growth Allocation Fund, MFS and MFS
Related Entities#			467,006			277,651
To MFS International Growth Fund, MFS and MFS
Related Entities#			467,629			278,303
To MFS International Intrinsic Equity Fund, MFS
and MFS Related Entities#			467,629			278,303
To MFS International Large Cap Value Fund, MFS
and MFS Related Entities#			467,629			278,303
To MFS Managed Wealth Fund, MFS and MFS
Related Entities#			467,006			277,910
To MFS Moderate Allocation Fund, MFS and MFS
Related Entities#			467,006			277,651

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund
Portfolio of Investments
5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 59.9%
MFS Emerging Markets Debt Fund - Class R6	5,685,251	$72,430,105
MFS Emerging Markets Debt Local Currency Fund - Class R6	12,045,371	72,151,771
MFS Global Opportunistic Bond Fund - Class R6	31,102,617	252,864,279
MFS Government Securities Fund - Class R6	41,745,968	358,180,406
MFS High Income Fund - Class R6	46,550,100	144,305,310
MFS Inflation-Adjusted Bond Fund - Class R6	39,265,345	360,063,213
MFS Limited Maturity Fund - Class R6	61,435,145	359,395,596
MFS Total Return Bond Fund - Class R6	56,478,345	539,368,195
		$2,158,758,875
International Equity Funds – 8.5%
MFS International Growth Fund - Class R6	1,168,293	$57,655,263
MFS International Intrinsic Equity Fund - Class R6	1,224,804	57,529,036
MFS International Large Cap Value Fund - Class R6	3,096,046	57,493,579
MFS Research International Fund - Class R6	4,807,349	134,942,275
		$307,620,153
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	15,725,897	$69,822,982
MFS Global Real Estate Fund - Class R6	4,153,832	71,695,132
		$141,518,114
U.S. Equity Funds – 26.6%
MFS Growth Fund - Class R6	908,729	$190,714,888
MFS Mid Cap Growth Fund - Class R6	4,942,271	146,142,961
MFS Mid Cap Value Fund - Class R6	4,279,634	144,566,029
MFS New Discovery Fund - Class R6 (a)	936,889	36,501,201
MFS New Discovery Value Fund - Class R6	1,947,323	35,850,219
MFS Research Fund - Class R6	3,192,380	190,329,706
MFS Value Fund - Class R6	4,141,736	214,790,438
		$958,895,442
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v)	35,045,769	$35,049,274
Total Mutual Funds (Identified Cost, $2,820,012,166)		$3,601,841,858
Other Assets, Less Liabilities – 0.1%		2,291,421
Net Assets – 100.0%		$3,604,133,279
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-ANN

Portfolio of Investments – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 39.4%
MFS Emerging Markets Debt Fund - Class R6	15,258,917	$194,398,605
MFS Emerging Markets Debt Local Currency Fund - Class R6	21,501,195	128,792,159
MFS Global Opportunistic Bond Fund - Class R6	39,482,699	320,994,346
MFS Government Securities Fund - Class R6	73,653,533	631,947,312
MFS High Income Fund - Class R6	83,114,693	257,655,549
MFS Inflation-Adjusted Bond Fund - Class R6	48,944,515	448,821,202
MFS Total Return Bond Fund - Class R6	58,471,429	558,402,144
		$2,541,011,317
International Equity Funds – 13.7%
MFS Emerging Markets Equity Fund - Class R6	1,291,860	$69,527,938
MFS International Growth Fund - Class R6	2,747,969	135,612,284
MFS International Intrinsic Equity Fund - Class R6	2,886,019	135,556,307
MFS International Large Cap Value Fund - Class R6	7,325,737	136,038,931
MFS International New Discovery Fund - Class R6	1,875,457	68,022,814
MFS Research International Fund - Class R6	12,042,486	338,032,573
		$882,790,847
Non-Traditional Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	42,893,855	$190,448,714
MFS Global Real Estate Fund - Class R6	11,218,995	193,639,854
		$384,088,568
U.S. Equity Funds – 39.9%
MFS Growth Fund - Class R6	2,267,113	$475,798,924
MFS Mid Cap Growth Fund - Class R6	15,399,395	455,360,119
MFS Mid Cap Value Fund - Class R6	13,486,913	455,587,923
MFS New Discovery Fund - Class R6 (a)	2,542,192	99,043,808
MFS New Discovery Value Fund - Class R6	5,256,234	96,767,259
MFS Research Fund - Class R6	7,971,921	475,285,930
MFS Value Fund - Class R6	9,911,229	513,996,332
		$2,571,840,295
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v)	64,474,872	$64,481,320
Total Mutual Funds (Identified Cost, $4,300,228,043)		$6,444,212,347
Other Assets, Less Liabilities – 0.1%		3,498,702
Net Assets – 100.0%		$6,447,711,049
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-ANN

Portfolio of Investments – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.3%
MFS Emerging Markets Debt Fund - Class R6	15,926,170	$202,899,410
MFS Emerging Markets Debt Local Currency Fund - Class R6	22,333,603	133,778,285
MFS Global Opportunistic Bond Fund - Class R6	24,580,316	199,837,965
MFS High Income Fund - Class R6	86,466,659	268,046,644
MFS Inflation-Adjusted Bond Fund - Class R6	36,270,948	332,604,589
MFS Total Return Bond Fund - Class R6	17,780,668	169,805,379
		$1,306,972,272
International Equity Funds – 20.8%
MFS Emerging Markets Equity Fund - Class R6	2,689,679	$144,758,498
MFS International Growth Fund - Class R6	4,236,691	209,080,722
MFS International Intrinsic Equity Fund - Class R6	4,474,383	210,161,769
MFS International Large Cap Value Fund - Class R6	11,392,202	211,553,200
MFS International New Discovery Fund - Class R6	3,878,527	140,674,167
MFS Research International Fund - Class R6	17,452,020	489,878,211
		$1,406,106,567
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	60,552,058	$268,851,139
MFS Global Real Estate Fund - Class R6	15,690,765	270,822,601
		$539,673,740
U.S. Equity Funds – 50.8%
MFS Growth Fund - Class R6	3,030,692	$636,051,408
MFS Mid Cap Growth Fund - Class R6	20,387,698	602,864,227
MFS Mid Cap Value Fund - Class R6	18,167,384	613,694,241
MFS New Discovery Fund - Class R6 (a)	3,560,169	138,704,167
MFS New Discovery Value Fund - Class R6	7,346,679	135,252,351
MFS Research Fund - Class R6	10,682,600	636,896,596
MFS Value Fund - Class R6	12,944,373	671,295,197
		$3,434,758,187
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.69% (v)	70,123,879	$70,130,891
Total Mutual Funds (Identified Cost, $3,807,563,833)		$6,757,641,657
Other Assets, Less Liabilities – 0.0%		1,883,153
Net Assets – 100.0%		$6,759,524,810
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-ANN

Portfolio of Investments – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
International Equity Funds – 30.6%
MFS Emerging Markets Equity Fund - Class R6	1,800,564	$96,906,329
MFS International Growth Fund - Class R6	3,142,725	155,093,497
MFS International Intrinsic Equity Fund - Class R6	3,320,918	155,983,521
MFS International Large Cap Value Fund - Class R6	8,470,308	157,293,614
MFS International New Discovery Fund - Class R6	3,475,834	126,068,511
MFS Research International Fund - Class R6	8,939,992	250,945,582
		$942,291,054
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	34,037,628	$151,127,070
MFS Global Real Estate Fund - Class R6	8,844,814	152,661,480
		$303,788,550
U.S. Equity Funds – 58.5%
MFS Growth Fund - Class R6	1,669,342	$350,344,807
MFS Mid Cap Growth Fund - Class R6	10,319,329	305,142,570
MFS Mid Cap Value Fund - Class R6	9,106,172	307,606,483
MFS New Discovery Fund - Class R6 (a)	2,008,002	78,231,735
MFS New Discovery Value Fund - Class R6	4,145,404	76,316,888
MFS Research Fund - Class R6	5,347,571	318,822,199
MFS Value Fund - Class R6	6,968,942	361,409,320
		$1,797,874,002
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v)	29,913,319	$29,916,311
Total Mutual Funds (Identified Cost, $1,569,955,972)		$3,073,869,917
Other Assets, Less Liabilities – 0.0%		583,771
Net Assets – 100.0%		$3,074,453,688
Portfolio Footnotes:
(a)
Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,601,841,858
MFS Moderate Allocation Fund	6,444,212,347
MFS Growth Allocation Fund	6,757,641,657
MFS Aggressive Growth Allocation Fund	3,073,869,917
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
AAFFS-ANN

Financial Statements
Statements of Assets and Liabilities
At 5/31/26
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,820,012,166, $4,300,228,043, $3,807,563,833, and $1,569,955,972, respectively)	$3,601,841,858	$6,444,212,347	$6,757,641,657	$3,073,869,917
Receivables for
Investments sold	3,672,748	7,968,700	5,581,219	1,692,333
Fund shares sold	2,122,281	3,489,683	2,740,981	1,433,635
Receivable from investment adviser	—	18,673	72,331	—
Other assets	4,540	7,462	7,683	3,713
Total assets	$3,607,641,427	$6,455,696,865	$6,766,043,871	$3,076,999,598
Liabilities
Payables for
Fund shares reacquired	$2,706,848	$6,620,677	$4,959,963	$1,779,057
Payable to affiliates
Administrative services fee	190	190	190	190
Shareholder servicing costs	583,072	1,007,081	1,185,607	562,484
Distribution and service fees	90,090	177,678	186,050	85,167
Payable for independent Trustees' compensation	11,977	20,753	21,271	9,658
Accrued expenses and other liabilities	115,971	159,437	165,980	109,354
Total liabilities	$3,508,148	$7,985,816	$6,519,061	$2,545,910
Net assets	$3,604,133,279	$6,447,711,049	$6,759,524,810	$3,074,453,688
Net assets consist of
Paid-in capital	$2,858,045,020	$4,184,285,960	$3,572,036,846	$1,418,758,442
Total distributable earnings (loss)	746,088,259	2,263,425,089	3,187,487,964	1,655,695,246
Net assets	$3,604,133,279	$6,447,711,049	$6,759,524,810	$3,074,453,688

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,551,085,163	$5,144,413,964	$5,199,916,596	$1,935,493,517
Class B	2,564,226	5,790,673	7,817,129	4,778,246
Class C	150,317,026	258,104,525	317,392,995	244,571,420
Class I	359,219,209	410,016,037	416,844,133	282,624,625
Class R1	6,806,997	15,013,948	14,244,096	11,857,608
Class R2	30,220,697	66,767,223	81,022,323	39,447,879
Class R3	50,108,669	108,202,154	90,058,929	67,678,797
Class R4	329,313,112	138,908,471	162,819,716	116,853,184
Class R6	124,498,180	300,494,054	469,408,893	371,148,412
Total net assets	$3,604,133,279	$6,447,711,049	$6,759,524,810	$3,074,453,688
Shares of beneficial interest outstanding
Class A	147,960,241	247,465,513	193,959,595	56,782,060
Class B	148,875	282,314	289,555	141,633
Class C	8,888,626	12,772,247	12,124,233	7,460,476
Class I	20,560,718	19,312,120	15,315,831	8,081,956
Class R1	414,770	768,963	563,285	368,556
Class R2	1,824,725	3,318,648	3,121,340	1,191,070
Class R3	2,939,360	5,264,864	3,397,246	2,004,408
Class R4	19,076,903	6,690,185	6,073,047	3,407,201
Class R6	7,125,609	14,153,616	17,238,392	10,612,366
Total shares of beneficial interest outstanding	208,939,827	310,028,470	252,082,524	90,049,726
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.24	$20.79	$26.81	$34.09
Offering price per share (100 / 94.25 x net asset value per share)	$18.29	$22.06	$28.45	$36.17
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.22	$20.51	$27.00	$33.74
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.91	$20.21	$26.18	$32.78
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.47	$21.23	$27.22	$34.97
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.41	$19.52	$25.29	$32.17
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.56	$20.12	$25.96	$33.12
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.05	$20.55	$26.51	$33.76
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.26	$20.76	$26.81	$34.30

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.47	$21.23	$27.23	$34.97
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 5/31/26
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$127,901,816	$196,225,163	$176,759,628	$64,512,324
Other	418	693	708	339
Total investment income	$127,902,234	$196,225,856	$176,760,336	$64,512,663
Expenses
Distribution and service fees	$8,596,303	$16,529,048	$17,005,573	$7,615,933
Shareholder servicing costs	2,708,958	5,026,571	5,727,741	2,805,793
Administrative services fee	17,500	17,500	17,500	17,500
Independent Trustees' compensation	75,795	132,373	135,715	61,346
Custodian fee	65,003	102,955	99,957	50,288
Shareholder communications	94,065	164,670	205,319	105,002
Audit and tax fees	51,462	52,150	50,553	50,437
Legal fees	17,544	33,595	34,926	14,766
Miscellaneous	250,396	301,294	316,044	240,592
Total expenses	$11,877,026	$22,360,156	$23,593,328	$10,961,657
Reduction of expenses by investment adviser and distributor	(819)	(525,723)	(908,064)	(6,377)
Net expenses	$11,876,207	$21,834,433	$22,685,264	$10,955,280
Net investment income (loss)	$116,026,027	$174,391,423	$154,075,072	$53,557,383
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,622,472	$80,786,377	$72,089,930	$21,648,055
Capital gain distributions from affiliated issuers	109,780,276	285,573,167	380,247,249	202,244,951
Net realized gain (loss)	$113,402,748	$366,359,544	$452,337,179	$223,893,006
Change in unrealized appreciation or depreciation
Affiliated issuers	$105,091,628	$217,869,712	$338,364,856	$205,857,960
Net realized and unrealized gain (loss)	$218,494,376	$584,229,256	$790,702,035	$429,750,966
Change in net assets from operations	$334,520,403	$758,620,679	$944,777,107	$483,308,349
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 5/31/26	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$116,026,027	$174,391,423	$154,075,072	$53,557,383
Net realized gain (loss)	113,402,748	366,359,544	452,337,179	223,893,006
Net unrealized gain (loss)	105,091,628	217,869,712	338,364,856	205,857,960
Change in net assets from operations	$334,520,403	$758,620,679	$944,777,107	$483,308,349
Total distributions to shareholders	$(224,172,376)	$(477,461,160)	$(501,607,994)	$(214,606,513)
Change in net assets from fund share transactions	$(158,354,915)	$(244,254,569)	$(171,935,211)	$(54,916,510)
Total change in net assets	$(48,006,888)	$36,904,950	$271,233,902	$213,785,326
Net assets
At beginning of period	3,652,140,167	6,410,806,099	6,488,290,908	2,860,668,362
At end of period	$3,604,133,279	$6,447,711,049	$6,759,524,810	$3,074,453,688

Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$111,424,455	$160,890,320	$128,225,764	$36,887,487
Net realized gain (loss)	120,865,574	318,254,246	372,839,065	180,987,905
Net unrealized gain (loss)	22,874,201	44,772,127	63,401,629	41,335,851
Change in net assets from operations	$255,164,230	$523,916,693	$564,466,458	$259,211,243
Total distributions to shareholders	$(244,424,555)	$(432,398,392)	$(372,077,446)	$(134,061,228)
Change in net assets from fund share transactions	$(118,385,306)	$(311,478,667)	$(246,522,002)	$(57,162,528)
Total change in net assets	$(107,645,631)	$(219,960,366)	$(54,132,990)	$67,987,487
Net assets
At beginning of period	3,759,785,798	6,630,766,465	6,542,423,898	2,792,680,875
At end of period	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Conservative Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.74	$16.71	$15.71	$16.53	$18.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.50	$0.46	$0.42	$0.51
Net realized and unrealized gain (loss)	1.02	0.66	1.10	(0.70)	(1.50)
Total from investment operations	$1.56	$1.16	$1.56	$(0.28)	$(0.99)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.44)	$(0.42)	$(0.47)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.06)	$(1.13)	$(0.56)	$(0.54)	$(0.67)
Net asset value, end of period (x)	$17.24	$16.74	$16.71	$15.71	$16.53
Total return (%) (r)(s)(t)(x)	9.59	7.09	10.05	(1.61)	(5.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.34	0.34
Expenses after expense reductions (h)	0.34	0.34	0.34	0.34	0.34
Net investment income (loss) (l)	3.16	2.98	2.82	2.67	2.83
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$2,551,085	$2,584,127	$2,634,559	$2,605,100	$2,760,128

	Year ended
Class B	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.70	$16.65	$15.65	$16.44	$18.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.38	$0.34	$0.30	$0.36
Net realized and unrealized gain (loss)	1.00	0.65	1.09	(0.69)	(1.49)
Total from investment operations	$1.43	$1.03	$1.43	$(0.39)	$(1.13)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.37)	$(0.31)	$(0.28)	$(0.32)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.91)	$(0.98)	$(0.43)	$(0.40)	$(0.52)
Net asset value, end of period (x)	$17.22	$16.70	$16.65	$15.65	$16.44
Total return (%) (r)(s)(t)(x)	8.75	6.30	9.18	(2.27)	(6.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.09
Expenses after expense reductions (h)	N/A	N/A	N/A	1.09	1.09
Net investment income (loss) (l)	2.49	2.26	2.09	1.93	2.02
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$2,564	$5,633	$10,641	$17,274	$28,023

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class C	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.43	$16.42	$15.44	$16.24	$17.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.37	$0.33	$0.30	$0.37
Net realized and unrealized gain (loss)	1.00	0.64	1.09	(0.69)	(1.48)
Total from investment operations	$1.41	$1.01	$1.42	$(0.39)	$(1.11)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.39)	$(0.32)	$(0.29)	$(0.33)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.93)	$(1.00)	$(0.44)	$(0.41)	$(0.53)
Net asset value, end of period (x)	$16.91	$16.43	$16.42	$15.44	$16.24
Total return (%) (r)(s)(t)(x)	8.78	6.25	9.24	(2.31)	(6.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.09
Expenses after expense reductions (h)	1.09	1.09	N/A	1.09	1.09
Net investment income (loss) (l)	2.42	2.25	2.08	1.92	2.07
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$150,317	$184,123	$230,461	$282,608	$392,290

	Year ended
Class I	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.95	$16.91	$15.89	$16.71	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.55	$0.50	$0.46	$0.55
Net realized and unrealized gain (loss)	1.03	0.66	1.12	(0.71)	(1.51)
Total from investment operations	$1.62	$1.21	$1.62	$(0.25)	$(0.96)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.48)	$(0.45)	$(0.51)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.10)	$(1.17)	$(0.60)	$(0.57)	$(0.71)
Net asset value, end of period (x)	$17.47	$16.95	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	9.86	7.33	10.34	(1.34)	(5.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.09	0.09
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.09
Net investment income (loss) (l)	3.40	3.23	3.07	2.91	3.06
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$359,219	$362,951	$389,407	$400,796	$508,191

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R1	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.98	$16.00	$15.06	$15.87	$17.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.36	$0.32	$0.29	$0.35
Net realized and unrealized gain (loss)	0.98	0.62	1.07	(0.68)	(1.44)
Total from investment operations	$1.37	$0.98	$1.39	$(0.39)	$(1.09)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.39)	$(0.33)	$(0.30)	$(0.33)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.94)	$(1.00)	$(0.45)	$(0.42)	$(0.53)
Net asset value, end of period (x)	$16.41	$15.98	$16.00	$15.06	$15.87
Total return (%) (r)(s)(t)(x)	8.77	6.26	9.28	(2.38)	(6.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.09
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	1.09
Net investment income (loss) (l)	2.40	2.24	2.10	1.94	2.03
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$6,807	$7,330	$8,754	$9,884	$11,188

	Year ended
Class R2	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.12	$16.13	$15.19	$15.99	$17.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.45	$0.40	$0.37	$0.44
Net realized and unrealized gain (loss)	0.98	0.62	1.06	(0.67)	(1.45)
Total from investment operations	$1.46	$1.07	$1.46	$(0.30)	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.47)	$(0.40)	$(0.38)	$(0.42)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.02)	$(1.08)	$(0.52)	$(0.50)	$(0.62)
Net asset value, end of period (x)	$16.56	$16.12	$16.13	$15.19	$15.99
Total return (%) (r)(s)(t)(x)	9.32	6.83	9.73	(1.79)	(6.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.59	0.59	0.59	0.59
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.59
Net investment income (loss) (l)	2.91	2.74	2.58	2.42	2.55
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$30,221	$31,969	$39,250	$42,000	$48,041

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R3	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.56	$16.54	$15.56	$16.37	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.50	$0.45	$0.42	$0.51
Net realized and unrealized gain (loss)	1.02	0.65	1.09	(0.70)	(1.50)
Total from investment operations	$1.55	$1.15	$1.54	$(0.28)	$(0.99)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.44)	$(0.41)	$(0.46)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.06)	$(1.13)	$(0.56)	$(0.53)	$(0.66)
Net asset value, end of period (x)	$17.05	$16.56	$16.54	$15.56	$16.37
Total return (%) (r)(s)(t)(x)	9.63	7.10	10.01	(1.57)	(5.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.34	0.34
Expenses after expense reductions (h)	N/A	0.34	0.34	N/A	0.34
Net investment income (loss) (l)	3.14	2.98	2.81	2.67	2.84
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$50,109	$58,410	$67,619	$77,250	$91,528

	Year ended
Class R4	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$16.76	$16.73	$15.73	$16.55	$18.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.54	$0.50	$0.45	$0.54
Net realized and unrealized gain (loss)	1.02	0.66	1.10	(0.69)	(1.49)
Total from investment operations	$1.60	$1.20	$1.60	$(0.24)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.48)	$(0.46)	$(0.51)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.10)	$(1.17)	$(0.60)	$(0.58)	$(0.71)
Net asset value, end of period (x)	$17.26	$16.76	$16.73	$15.73	$16.55
Total return (%) (r)(s)(t)(x)	9.86	7.35	10.32	(1.35)	(5.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.09	0.09
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.09
Net investment income (loss) (l)	3.36	3.21	3.07	2.89	3.00
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$329,313	$299,268	$275,572	$279,463	$267,840

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R6	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22 (i)
Net asset value, beginning of period	$16.95	$16.91	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$0.56	$0.51	$0.47	$0.16
Net realized and unrealized gain (loss)	1.04	0.66	1.12	(0.70)	(1.39)
Total from investment operations	$1.64	$1.22	$1.63	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.57)	$(0.49)	$(0.47)	$(0.40)
From net realized gain	(0.51)	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.12)	$(1.18)	$(0.61)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$17.47	$16.95	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	9.94	7.40	10.41	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.03	0.03	0.04 (a)
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	0.03 (a)
Net investment income (loss) (l)	3.49	3.29	3.14	2.95	1.44 (a)
Portfolio turnover rate	4	5	3	4	9
Net assets at end of period (000 omitted)	$124,498	$118,328	$103,522	$85,950	$66,370

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.94	$19.69	$18.07	$19.22	$21.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.49	$0.43	$0.44	$0.63
Net realized and unrealized gain (loss)	1.86	1.10	1.97	(0.85)	(1.79)
Total from investment operations	$2.41	$1.59	$2.40	$(0.41)	$(1.16)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.50)	$(0.42)	$(0.45)	$(0.61)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.56)	$(1.34)	$(0.78)	$(0.74)	$(1.19)
Net asset value, end of period (x)	$20.79	$19.94	$19.69	$18.07	$19.22
Total return (%) (r)(s)(t)(x)	12.43	8.30	13.48	(1.99)	(5.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.35	0.35	0.34	0.36
Expenses after expense reductions (h)	0.33	0.34	0.34	0.33	0.35
Net investment income (loss) (l)	2.69	2.45	2.28	2.44	2.99
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$5,144,414	$5,024,225	$5,030,342	$4,676,731	$4,812,425

	Year ended
Class B	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.67	$19.42	$17.81	$18.93	$21.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.34	$0.28	$0.31	$0.46
Net realized and unrealized gain (loss)	1.82	1.08	1.95	(0.84)	(1.76)
Total from investment operations	$2.21	$1.42	$2.23	$(0.53)	$(1.30)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.33)	$(0.26)	$(0.30)	$(0.47)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.37)	$(1.17)	$(0.62)	$(0.59)	$(1.05)
Net asset value, end of period (x)	$20.51	$19.67	$19.42	$17.81	$18.93
Total return (%) (r)(s)(t)(x)	11.53	7.48	12.67	(2.69)	(6.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.10	1.10	1.09	1.11
Expenses after expense reductions (h)	1.08	1.09	1.09	1.08	1.10
Net investment income (loss) (l)	1.94	1.75	1.53	1.71	2.20
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$5,791	$13,652	$26,965	$43,399	$69,914

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class C	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.42	$19.21	$17.64	$18.76	$21.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.33	$0.28	$0.30	$0.46
Net realized and unrealized gain (loss)	1.80	1.07	1.92	(0.83)	(1.75)
Total from investment operations	$2.19	$1.40	$2.20	$(0.53)	$(1.29)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.35)	$(0.27)	$(0.30)	$(0.47)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.40)	$(1.19)	$(0.63)	$(0.59)	$(1.05)
Net asset value, end of period (x)	$20.21	$19.42	$19.21	$17.64	$18.76
Total return (%) (r)(s)(t)(x)	11.58	7.46	12.64	(2.67)	(6.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.10	1.10	1.09	1.11
Expenses after expense reductions (h)	1.08	1.09	1.09	1.08	1.10
Net investment income (loss) (l)	1.94	1.71	1.53	1.70	2.22
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$258,105	$291,163	$357,049	$403,805	$537,508

	Year ended
Class I	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$20.34	$20.06	$18.39	$19.55	$21.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.62	$0.55	$0.49	$0.50	$0.70
Net realized and unrealized gain (loss)	1.88	1.12	2.00	(0.88)	(1.82)
Total from investment operations	$2.50	$1.67	$2.49	$(0.38)	$(1.12)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.55)	$(0.46)	$(0.49)	$(0.66)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.61)	$(1.39)	$(0.82)	$(0.78)	$(1.24)
Net asset value, end of period (x)	$21.23	$20.34	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	12.66	8.57	13.79	(1.76)	(5.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.10	0.10	0.09	0.11
Expenses after expense reductions (h)	0.08	0.09	0.09	0.08	0.10
Net investment income (loss) (l)	2.93	2.70	2.53	2.69	3.26
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$410,016	$387,346	$422,766	$416,670	$448,966

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R1	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$18.82	$18.65	$17.15	$18.27	$20.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.31	$0.28	$0.29	$0.45
Net realized and unrealized gain (loss)	1.74	1.06	1.86	(0.81)	(1.70)
Total from investment operations	$2.11	$1.37	$2.14	$(0.52)	$(1.25)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.36)	$(0.28)	$(0.31)	$(0.48)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(1.20)	$(0.64)	$(0.60)	$(1.06)
Net asset value, end of period (x)	$19.52	$18.82	$18.65	$17.15	$18.27
Total return (%) (r)(s)(t)(x)	11.51	7.50	12.65	(2.70)	(6.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.10	1.10	1.09	1.11
Expenses after expense reductions (h)	1.08	1.09	1.09	1.08	1.10
Net investment income (loss) (l)	1.91	1.66	1.56	1.69	2.21
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$15,014	$15,505	$18,754	$21,036	$25,035

	Year ended
Class R2	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.35	$19.14	$17.58	$18.72	$21.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.43	$0.37	$0.39	$0.56
Net realized and unrealized gain (loss)	1.80	1.07	1.92	(0.84)	(1.74)
Total from investment operations	$2.28	$1.50	$2.29	$(0.45)	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.45)	$(0.37)	$(0.40)	$(0.56)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.51)	$(1.29)	$(0.73)	$(0.69)	$(1.14)
Net asset value, end of period (x)	$20.12	$19.35	$19.14	$17.58	$18.72
Total return (%) (r)(s)(t)(x)	12.10	8.06	13.22	(2.24)	(6.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.60	0.60	0.59	0.61
Expenses after expense reductions (h)	0.58	0.59	0.59	0.58	0.60
Net investment income (loss) (l)	2.43	2.21	2.02	2.18	2.70
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$66,767	$77,807	$86,169	$94,299	$107,117

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R3	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.73	$19.50	$17.90	$19.04	$21.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.49	$0.42	$0.44	$0.63
Net realized and unrealized gain (loss)	1.84	1.08	1.96	(0.85)	(1.78)
Total from investment operations	$2.38	$1.57	$2.38	$(0.41)	$(1.15)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.50)	$(0.42)	$(0.44)	$(0.61)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.56)	$(1.34)	$(0.78)	$(0.73)	$(1.19)
Net asset value, end of period (x)	$20.55	$19.73	$19.50	$17.90	$19.04
Total return (%) (r)(s)(t)(x)	12.40	8.27	13.49	(1.96)	(5.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.35	0.35	0.34	0.36
Expenses after expense reductions (h)	0.33	0.34	0.34	0.33	0.35
Net investment income (loss) (l)	2.63	2.48	2.27	2.44	2.97
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$108,202	$118,078	$157,588	$163,134	$196,975

	Year ended
Class R4	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$19.92	$19.67	$18.05	$19.20	$21.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$0.54	$0.48	$0.49	$0.69
Net realized and unrealized gain (loss)	1.85	1.10	1.96	(0.86)	(1.80)
Total from investment operations	$2.45	$1.64	$2.44	$(0.37)	$(1.11)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.55)	$(0.46)	$(0.49)	$(0.66)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.61)	$(1.39)	$(0.82)	$(0.78)	$(1.24)
Net asset value, end of period (x)	$20.76	$19.92	$19.67	$18.05	$19.20
Total return (%) (r)(s)(t)(x)	12.68	8.58	13.77	(1.74)	(5.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.10	0.10	0.09	0.11
Expenses after expense reductions (h)	0.08	0.09	0.09	0.08	0.10
Net investment income (loss) (l)	2.92	2.73	2.54	2.72	3.24
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$138,908	$172,596	$226,037	$247,048	$296,478

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R6	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22 (i)
Net asset value, beginning of period	$20.34	$20.06	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.63	$0.57	$0.50	$0.51	$0.15
Net realized and unrealized gain (loss)	1.88	1.12	2.01	(0.88)	(1.67)
Total from investment operations	$2.51	$1.69	$2.51	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.57)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	(0.99)	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.62)	$(1.41)	$(0.84)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$21.23	$20.34	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	12.74	8.64	13.87	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.03	0.03	0.03 (a)
Expenses after expense reductions (h)	0.02	0.02	0.02	0.02	0.02 (a)
Net investment income (loss) (l)	3.01	2.78	2.60	2.74	1.12 (a)
Portfolio turnover rate	4	6	4	2	11
Net assets at end of period (000 omitted)	$300,494	$310,434	$305,097	$233,967	$207,850

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.14	$24.45	$21.60	$23.06	$26.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$0.49	$0.41	$0.49	$0.83
Net realized and unrealized gain (loss)	3.11	1.65	3.28	(0.99)	(2.10)
Total from investment operations	$3.71	$2.14	$3.69	$(0.50)	$(1.27)
Less distributions declared to shareholders
From net investment income	$(0.64)	$(0.50)	$(0.39)	$(0.48)	$(0.83)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(2.04)	$(1.45)	$(0.84)	$(0.96)	$(1.85)
Net asset value, end of period (x)	$26.81	$25.14	$24.45	$21.60	$23.06
Total return (%) (r)(s)(t)(x)	15.22	8.98	17.32	(1.97)	(5.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.36	0.36	0.36	0.37
Expenses after expense reductions (h)	0.34	0.34	0.35	0.34	0.35
Net investment income (loss) (l)	2.30	1.96	1.77	2.25	3.24
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$5,199,917	$4,897,596	$4,774,614	$4,249,189	$4,361,480

	Year ended
Class B	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.20	$24.42	$21.53	$22.92	$25.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.31	$0.23	$0.33	$0.63
Net realized and unrealized gain (loss)	3.10	1.66	3.27	(0.98)	(2.10)
Total from investment operations	$3.52	$1.97	$3.50	$(0.65)	$(1.47)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.24)	$(0.16)	$(0.26)	$(0.58)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(1.72)	$(1.19)	$(0.61)	$(0.74)	$(1.60)
Net asset value, end of period (x)	$27.00	$25.20	$24.42	$21.53	$22.92
Total return (%) (r)(s)(t)(x)	14.34	8.21	16.42	(2.69)	(6.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.11	1.11	1.11	1.12
Expenses after expense reductions (h)	1.09	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	1.60	1.24	1.02	1.52	2.46
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$7,817	$17,740	$31,854	$46,181	$69,836

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class C	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.58	$23.92	$21.14	$22.55	$25.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.30	$0.23	$0.32	$0.62
Net realized and unrealized gain (loss)	3.03	1.61	3.21	(0.95)	(2.07)
Total from investment operations	$3.43	$1.91	$3.44	$(0.63)	$(1.45)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.30)	$(0.21)	$(0.30)	$(0.61)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(1.83)	$(1.25)	$(0.66)	$(0.78)	$(1.63)
Net asset value, end of period (x)	$26.18	$24.58	$23.92	$21.14	$22.55
Total return (%) (r)(s)(t)(x)	14.36	8.16	16.45	(2.67)	(6.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.11	1.11	1.11	1.12
Expenses after expense reductions (h)	1.09	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	1.55	1.22	1.03	1.51	2.46
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$317,393	$336,993	$383,396	$396,612	$490,305

	Year ended
Class I	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.50	$24.77	$21.87	$23.33	$26.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.68	$0.56	$0.48	$0.54	$0.91
Net realized and unrealized gain (loss)	3.15	1.69	3.31	(0.98)	(2.13)
Total from investment operations	$3.83	$2.25	$3.79	$(0.44)	$(1.22)
Less distributions declared to shareholders
From net investment income	$(0.71)	$(0.57)	$(0.44)	$(0.54)	$(0.90)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(2.11)	$(1.52)	$(0.89)	$(1.02)	$(1.92)
Net asset value, end of period (x)	$27.22	$25.50	$24.77	$21.87	$23.33
Total return (%) (r)(s)(t)(x)	15.49	9.29	17.60	(1.69)	(5.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.11	0.11	0.11	0.12
Expenses after expense reductions (h)	0.09	0.09	0.10	0.09	0.10
Net investment income (loss) (l)	2.55	2.21	2.04	2.47	3.50
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$416,844	$380,011	$396,160	$421,284	$421,692

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R1	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$23.82	$23.22	$20.55	$21.97	$25.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.28	$0.23	$0.32	$0.62
Net realized and unrealized gain (loss)	2.93	1.57	3.11	(0.94)	(2.02)
Total from investment operations	$3.32	$1.85	$3.34	$(0.62)	$(1.40)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.30)	$(0.22)	$(0.32)	$(0.63)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(1.85)	$(1.25)	$(0.67)	$(0.80)	$(1.65)
Net asset value, end of period (x)	$25.29	$23.82	$23.22	$20.55	$21.97
Total return (%) (r)(s)(t)(x)	14.36	8.16	16.46	(2.67)	(6.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.11	1.11	1.11	1.12
Expenses after expense reductions (h)	1.09	1.09	1.10	1.09	1.10
Net investment income (loss) (l)	1.58	1.17	1.05	1.53	2.53
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$14,244	$14,226	$16,321	$16,463	$18,598

	Year ended
Class R2	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.39	$23.76	$21.01	$22.44	$25.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.42	$0.34	$0.42	$0.75
Net realized and unrealized gain (loss)	3.01	1.60	3.18	(0.95)	(2.05)
Total from investment operations	$3.53	$2.02	$3.52	$(0.53)	$(1.30)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.44)	$(0.32)	$(0.42)	$(0.76)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(1.96)	$(1.39)	$(0.77)	$(0.90)	$(1.78)
Net asset value, end of period (x)	$25.96	$24.39	$23.76	$21.01	$22.44
Total return (%) (r)(s)(t)(x)	14.95	8.69	17.00	(2.18)	(5.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60	0.61	0.61	0.61	0.62
Expenses after expense reductions (h)	0.59	0.59	0.60	0.59	0.60
Net investment income (loss) (l)	2.04	1.72	1.52	1.98	2.97
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$81,022	$92,112	$101,107	$107,528	$122,694

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R3	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.87	$24.20	$21.38	$22.83	$25.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.49	$0.40	$0.49	$0.82
Net realized and unrealized gain (loss)	3.10	1.63	3.25	(0.98)	(2.07)
Total from investment operations	$3.67	$2.12	$3.65	$(0.49)	$(1.25)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.50)	$(0.38)	$(0.48)	$(0.83)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(2.03)	$(1.45)	$(0.83)	$(0.96)	$(1.85)
Net asset value, end of period (x)	$26.51	$24.87	$24.20	$21.38	$22.83
Total return (%) (r)(s)(t)(x)	15.22	8.98	17.33	(1.97)	(5.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.36	0.36	0.36	0.37
Expenses after expense reductions (h)	0.34	0.34	0.35	0.34	0.35
Net investment income (loss) (l)	2.21	1.97	1.76	2.26	3.22
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$90,059	$97,174	$114,964	$115,250	$140,484

	Year ended
Class R4	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.14	$24.45	$21.60	$23.05	$26.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.67	$0.55	$0.47	$0.54	$0.91
Net realized and unrealized gain (loss)	3.10	1.66	3.27	(0.97)	(2.11)
Total from investment operations	$3.77	$2.21	$3.74	$(0.43)	$(1.20)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.57)	$(0.44)	$(0.54)	$(0.90)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(2.10)	$(1.52)	$(0.89)	$(1.02)	$(1.92)
Net asset value, end of period (x)	$26.81	$25.14	$24.45	$21.60	$23.05
Total return (%) (r)(s)(t)(x)	15.50	9.25	17.59	(1.67)	(5.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.11	0.11	0.11	0.12
Expenses after expense reductions (h)	0.09	0.09	0.10	0.09	0.10
Net investment income (loss) (l)	2.56	2.21	2.03	2.51	3.52
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$162,820	$217,164	$277,386	$307,903	$328,631

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R6	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22 (i)
Net asset value, beginning of period	$25.51	$24.79	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.70	$0.58	$0.49	$0.56	$0.12
Net realized and unrealized gain (loss)	3.14	1.68	3.33	(0.99)	(1.87)
Total from investment operations	$3.84	$2.26	$3.82	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.59)	$(0.46)	$(0.56)	$(0.90)
From net realized gain	(1.40)	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(2.12)	$(1.54)	$(0.91)	$(1.04)	$(1.92)
Net asset value, end of period (x)	$27.23	$25.51	$24.79	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	15.56	9.33	17.73	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.04	0.04	0.04	0.04 (a)
Expenses after expense reductions (h)	0.02	0.02	0.02	0.02	0.02 (a)
Net investment income (loss) (l)	2.63	2.30	2.08	2.55	0.75 (a)
Portfolio turnover rate	3	5	4	2	11
Net assets at end of period (000 omitted)	$469,409	$435,274	$446,621	$274,102	$228,326

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$31.20	$29.90	$25.73	$27.39	$31.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.40	$0.30	$0.44	$0.92
Net realized and unrealized gain (loss)	4.76	2.39	4.77	(1.02)	(2.46)
Total from investment operations	$5.35	$2.79	$5.07	$(0.58)	$(1.54)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.42)	$(0.27)	$(0.45)	$(0.94)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.46)	$(1.49)	$(0.90)	$(1.08)	$(2.10)
Net asset value, end of period (x)	$34.09	$31.20	$29.90	$25.73	$27.39
Total return (%) (r)(s)(t)(x)	17.67	9.52	19.97	(1.95)	(5.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37	0.38	0.38	0.39	0.39
Expenses after expense reductions (h)	0.37	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	1.80	1.30	1.08	1.71	3.02
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$1,935,494	$1,753,392	$1,662,799	$1,422,920	$1,424,073

	Year ended
Class B	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$30.79	$29.44	$25.31	$26.90	$30.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.17	$0.09	$0.25	$0.69
Net realized and unrealized gain (loss)	4.68	2.36	4.69	(1.01)	(2.44)
Total from investment operations	$5.03	$2.53	$4.78	$(0.76)	$(1.75)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.11)	$(0.02)	$(0.20)	$(0.66)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.08)	$(1.18)	$(0.65)	$(0.83)	$(1.82)
Net asset value, end of period (x)	$33.74	$30.79	$29.44	$25.31	$26.90
Total return (%) (r)(s)(t)(x)	16.79	8.72	19.06	(2.68)	(6.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.13	1.13	1.14	1.14
Expenses after expense reductions (h)	1.12	N/A	N/A	1.13	1.13
Net investment income (loss) (l)	1.08	0.56	0.33	0.98	2.27
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$4,778	$9,134	$15,383	$19,808	$27,855

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class C	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$30.09	$28.88	$24.88	$26.51	$30.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.17	$0.09	$0.24	$0.67
Net realized and unrealized gain (loss)	4.58	2.30	4.62	(0.99)	(2.39)
Total from investment operations	$4.91	$2.47	$4.71	$(0.75)	$(1.72)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.19)	$(0.08)	$(0.25)	$(0.70)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.22)	$(1.26)	$(0.71)	$(0.88)	$(1.86)
Net asset value, end of period (x)	$32.78	$30.09	$28.88	$24.88	$26.51
Total return (%) (r)(s)(t)(x)	16.78	8.71	19.11	(2.70)	(6.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.13	1.13	1.14	1.14
Expenses after expense reductions (h)	1.12	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	1.05	0.56	0.34	0.96	2.27
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$244,571	$233,040	$237,741	$217,393	$232,876

	Year ended
Class I	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$31.95	$30.58	$26.28	$27.96	$31.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.69	$0.48	$0.38	$0.51	$1.00
Net realized and unrealized gain (loss)	4.87	2.46	4.89	(1.05)	(2.48)
Total from investment operations	$5.56	$2.94	$5.27	$(0.54)	$(1.48)
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.50)	$(0.34)	$(0.51)	$(1.02)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.54)	$(1.57)	$(0.97)	$(1.14)	$(2.18)
Net asset value, end of period (x)	$34.97	$31.95	$30.58	$26.28	$27.96
Total return (%) (r)(s)(t)(x)	17.94	9.80	20.32	(1.74)	(5.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12	0.13	0.13	0.14	0.14
Expenses after expense reductions (h)	N/A	N/A	N/A	0.13	0.13
Net investment income (loss) (l)	2.06	1.54	1.34	1.95	3.22
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$282,625	$259,570	$266,362	$238,896	$240,621

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R1	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$29.57	$28.33	$24.44	$26.07	$29.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.12	$0.10	$0.27	$0.69
Net realized and unrealized gain (loss)	4.51	2.31	4.51	(1.01)	(2.37)
Total from investment operations	$4.82	$2.43	$4.61	$(0.74)	$(1.68)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.12)	$(0.09)	$(0.26)	$(0.69)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.22)	$(1.19)	$(0.72)	$(0.89)	$(1.85)
Net asset value, end of period (x)	$32.17	$29.57	$28.33	$24.44	$26.07
Total return (%) (r)(s)(t)(x)	16.77	8.72	19.08	(2.70)	(6.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.13	1.13	1.14	1.14
Expenses after expense reductions (h)	N/A	N/A	N/A	1.13	1.13
Net investment income (loss) (l)	1.00	0.41	0.37	1.12	2.34
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$11,858	$10,999	$14,166	$12,269	$15,536

	Year ended
Class R2	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$30.36	$29.12	$25.08	$26.71	$30.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.32	$0.23	$0.36	$0.83
Net realized and unrealized gain (loss)	4.64	2.33	4.64	(0.99)	(2.40)
Total from investment operations	$5.11	$2.65	$4.87	$(0.63)	$(1.57)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.34)	$(0.20)	$(0.37)	$(0.86)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.35)	$(1.41)	$(0.83)	$(1.00)	$(2.02)
Net asset value, end of period (x)	$33.12	$30.36	$29.12	$25.08	$26.71
Total return (%) (r)(s)(t)(x)	17.35	9.28	19.66	(2.19)	(6.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62	0.63	0.63	0.64	0.64
Expenses after expense reductions (h)	N/A	N/A	N/A	0.63	0.63
Net investment income (loss) (l)	1.47	1.07	0.84	1.45	2.76
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$39,448	$45,376	$50,476	$49,019	$55,975

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R3	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$30.92	$29.63	$25.50	$27.15	$30.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.38	$0.30	$0.44	$0.91
Net realized and unrealized gain (loss)	4.73	2.40	4.73	(1.02)	(2.43)
Total from investment operations	$5.28	$2.78	$5.03	$(0.58)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.42)	$(0.27)	$(0.44)	$(0.93)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.44)	$(1.49)	$(0.90)	$(1.07)	$(2.09)
Net asset value, end of period (x)	$33.76	$30.92	$29.63	$25.50	$27.15
Total return (%) (r)(s)(t)(x)	17.62	9.55	19.98	(1.98)	(5.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37	0.38	0.38	0.39	0.39
Expenses after expense reductions (h)	N/A	N/A	N/A	0.38	0.38
Net investment income (loss) (l)	1.69	1.25	1.08	1.71	3.00
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$67,679	$78,054	$83,257	$77,815	$91,223

	Year ended
Class R4	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$31.38	$30.05	$25.85	$27.52	$31.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.68	$0.48	$0.37	$0.52	$1.02
Net realized and unrealized gain (loss)	4.77	2.42	4.80	(1.05)	(2.47)
Total from investment operations	$5.45	$2.90	$5.17	$(0.53)	$(1.45)
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.50)	$(0.34)	$(0.51)	$(1.02)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.53)	$(1.57)	$(0.97)	$(1.14)	$(2.18)
Net asset value, end of period (x)	$34.30	$31.38	$30.05	$25.85	$27.52
Total return (%) (r)(s)(t)(x)	17.94	9.84	20.26	(1.73)	(5.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12	0.13	0.13	0.14	0.14
Expenses after expense reductions (h)	N/A	N/A	N/A	0.13	0.13
Net investment income (loss) (l)	2.07	1.55	1.34	2.00	3.31
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$116,853	$142,374	$151,061	$167,605	$183,201

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R6	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22 (i)
Net asset value, beginning of period	$31.95	$30.58	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.71	$0.52	$0.40	$0.53	$0.01
Net realized and unrealized gain (loss)	4.87	2.45	4.88	(1.04)	(2.12)
Total from investment operations	$5.58	$2.97	$5.28	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.53)	$(0.36)	$(0.54)	$(1.04)
From net realized gain	(1.86)	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(2.56)	$(1.60)	$(0.99)	$(1.17)	$(2.20)
Net asset value, end of period (x)	$34.97	$31.95	$30.58	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	18.03	9.89	20.37	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04	0.05	0.05	0.05	0.08 (a)
Expenses after expense reductions (h)	N/A	N/A	N/A	0.04	0.05 (a)
Net investment income (loss) (l)	2.12	1.65	1.42	2.03	0.05 (a)
Portfolio turnover rate	1	5	4	4	13
Net assets at end of period (000 omitted)	$371,148	$328,730	$311,437	$214,147	$186,590

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Investment Companies	$3,601,841,858	$—	$—	$3,601,841,858
MFS Moderate Allocation Fund
Financial Instruments
Investment Companies	$6,444,212,347	$—	$—	$6,444,212,347
MFS Growth Allocation Fund
Financial Instruments
Investment Companies	$6,757,641,657	$—	$—	$6,757,641,657
MFS Aggressive Growth Allocation Fund
Financial Instruments
Investment Companies	$3,073,869,917	$—	$—	$3,073,869,917
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements  - continued
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 5/31/26	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$122,109,463	$213,758,052	$191,056,185	$56,922,885
Long-term capital gains	102,062,913	263,703,108	310,551,809	157,683,628
Total distributions	$224,172,376	$477,461,160	$501,607,994	$214,606,513

Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$119,221,725	$173,393,089	$148,322,381	$43,873,190
Long-term capital gains	125,202,830	259,005,303	223,755,065	90,188,038
Total distributions	$244,424,555	$432,398,392	$372,077,446	$134,061,228
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,971,129,321	$4,479,920,844	$3,948,968,087	$1,609,185,045
Gross appreciation	758,099,161	2,151,437,065	2,873,215,334	1,464,978,059
Gross depreciation	(127,386,624)	(187,145,562)	(64,541,764)	(293,187)
Net unrealized appreciation (depreciation)	$630,712,537	$1,964,291,503	$2,808,673,570	$1,464,684,872
Undistributed ordinary income	18,038,344	30,084,176	28,958,605	6,399,872
Undistributed long-term capital gain	97,337,378	269,049,410	349,855,789	184,610,502
Total distributable earnings (loss)	$746,088,259	$2,263,425,089	$3,187,487,964	$1,655,695,246
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Year Ended 5/31/26	Year Ended 5/31/25	Year Ended 5/31/26	Year Ended 5/31/25	Year Ended 5/31/26	Year Ended 5/31/25	Year Ended 5/31/26	Year Ended 5/31/25
Class A	$159,423,028	$173,610,804	$378,830,941	$332,680,004	$383,173,436	$276,235,793	$134,020,149	$81,027,423
Class B	229,353	437,298	626,391	1,181,919	822,420	1,156,948	432,625	467,495
Class C	9,180,072	12,240,103	18,771,689	19,316,733	22,746,261	18,173,230	16,247,922	9,818,174
Class I	22,805,054	24,962,524	30,043,394	26,840,374	30,479,409	22,354,706	20,129,091	12,665,931
Class R1	414,019	523,339	1,052,595	976,822	1,057,533	779,624	757,053	436,843
Class R2	1,939,459	2,261,037	5,162,974	5,323,264	6,346,914	5,424,146	2,847,979	2,252,056
Class R3	3,424,732	4,284,937	8,164,515	9,217,877	6,737,776	6,164,688	5,205,584	3,667,987
Class R4	18,848,723	18,189,879	11,776,867	14,579,421	15,096,230	14,604,500	9,663,126	7,409,111
Class R6	7,907,936	7,914,634	23,031,794	22,281,978	35,148,015	27,183,811	25,302,984	16,316,208
Total	$224,172,376	$244,424,555	$477,461,160	$432,398,392	$501,607,994	$372,077,446	$214,606,513	$134,061,228
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these funds' average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2027. For the year ended May 31, 2026, these reductions amounted to $522,752 for the MFS Moderate Allocation Fund and $902,821 for the MFS Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the year ended May 31, 2026, the actual operating expenses for the MFS Conservative Allocation Fund and the MFS Aggressive Growth Allocation Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$105,963	$333,807	$598,291	$349,103
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$6,491,044
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	12,849,042
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	12,742,585
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	4,626,686

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$43,756
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	100,612
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	136,485
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	73,112

Notes to Financial Statements  - continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,691,392
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,780,799
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,316,933
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,408,010

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$72,914
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	151,178
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	144,663
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	112,304

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$157,114
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	362,800
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	428,540
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	206,550

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$140,083
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	284,617
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	236,367
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	189,271

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$8,596,303	$16,529,048	$17,005,573	$7,615,933
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2026, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$706	$2,348	$4,403	$5,704
Class B	—	94	74	118
Class C	113	529	762	555
Class R2	—	—	4	—

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$151,811	$165,176	$154,039	$53,146
Class B	—	407	714	74
Class C	9,860	29,229	37,445	40,944
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended May 31, 2026, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$309,444	$792,536	$1,075,177	$576,126
Annual percentage of average daily net assets	0.0085%	0.0122%	0.0161%	0.0193%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,399,514	$4,234,035	$4,652,564	$2,229,667
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0006%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class A	3	$51
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class B	5	90
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class I	4	67
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R1	3	54
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R2	4	59
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R3	4	63
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R4	2	29
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class A	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class B	5	110
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class I	4	85

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R1	4	69
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R2	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R3	4	80
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R4	2	36
MFS Growth Allocation Fund	8/19/2024	Redemption	Class B	5	132
MFS Growth Allocation Fund	8/19/2024	Redemption	Class I	4	106
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R1	4	85
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R2	4	89
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	100
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R4	2	45
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class B	5	150
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R4	2	51
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R6	2	74
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class C	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class I	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R1	3	97
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R2	3	100
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	113
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$128,684,395	$228,036,745	$182,394,252	$36,243,222
Sales	$474,106,452	$885,404,091	$831,352,439	$308,340,388
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Year ended 5/31/26		Year ended 5/31/25		Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	18,057,038	$309,684,006	24,668,351	$417,007,678	23,451,885	$482,119,227	31,123,429	$621,026,990
Class B	1,457	24,825	4,366	73,028	1,156	24,009	9,544	193,976
Class C	698,781	11,743,157	1,014,706	16,740,633	1,537,917	30,778,208	1,733,476	33,671,777
Class I	4,537,194	78,565,836	4,504,287	76,290,545	4,181,490	87,762,818	4,310,174	87,730,922
Class R1	45,094	738,173	67,262	1,088,125	73,235	1,413,007	79,868	1,504,879
Class R2	220,165	3,632,839	319,083	5,176,183	354,096	7,033,554	375,570	7,219,374
Class R3	382,083	6,482,287	612,624	10,197,244	575,142	11,741,363	750,703	14,825,055
Class R4	11,371,601	195,283,901	6,486,904	108,073,530	1,372,099	28,001,072	1,762,560	35,116,393
Class R6	2,183,413	38,015,101	2,436,707	41,589,155	2,395,366	50,262,109	3,147,039	63,903,868
	37,496,826	$644,170,125	40,114,290	$676,236,121	33,942,386	$699,135,367	43,292,363	$865,193,234

Notes to Financial Statements  - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Year ended 5/31/26		Year ended 5/31/25		Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	9,175,126	$154,560,212	10,165,276	$168,017,641	18,473,368	$370,256,658	16,662,359	$324,924,623
Class B	13,609	229,353	26,520	437,290	31,645	626,391	61,483	1,181,317
Class C	539,834	8,935,892	730,574	11,850,041	941,903	18,367,440	992,233	18,832,598
Class I	1,172,094	19,992,206	1,281,353	21,440,587	1,283,007	26,243,463	1,152,858	22,921,747
Class R1	25,775	414,019	33,162	523,339	55,841	1,052,586	53,050	976,822
Class R2	119,731	1,939,438	141,967	2,260,917	265,099	5,146,980	280,658	5,309,541
Class R3	205,533	3,424,725	261,653	4,278,256	411,956	8,164,515	477,689	9,217,877
Class R4	1,026,627	17,302,898	1,003,142	16,600,991	411,129	8,229,892	585,361	11,407,456
Class R6	438,860	7,484,181	464,922	7,775,177	1,123,430	22,980,014	1,118,392	22,237,388
	12,717,189	$214,282,924	14,108,569	$233,184,239	22,997,378	$461,067,939	21,384,083	$417,009,369
Shares reacquired
Class A	(33,644,097)	$(575,798,701)	(38,132,712)	$(642,036,450)	(46,392,956)	$(953,190,504)	(51,278,470)	$(1,022,359,326)
Class B	(203,562)	(3,478,834)	(332,595)	(5,615,489)	(444,670)	(9,021,443)	(765,621)	(15,054,672)
Class C	(3,555,605)	(59,768,131)	(4,579,083)	(75,825,309)	(4,700,057)	(94,037,931)	(6,324,379)	(122,964,427)
Class I	(6,562,529)	(113,918,236)	(7,406,469)	(126,105,452)	(5,199,230)	(109,120,819)	(7,494,485)	(152,618,710)
Class R1	(114,821)	(1,871,911)	(188,988)	(3,016,114)	(184,165)	(3,568,430)	(314,508)	(6,047,636)
Class R2	(498,392)	(8,212,458)	(911,181)	(14,807,526)	(1,322,567)	(26,426,313)	(1,135,754)	(21,928,169)
Class R3	(1,175,353)	(20,003,194)	(1,434,683)	(23,802,812)	(1,706,639)	(35,130,093)	(3,326,462)	(65,357,579)
Class R4	(11,177,798)	(190,868,229)	(6,107,641)	(101,811,796)	(3,757,290)	(77,390,426)	(5,172,974)	(102,305,901)
Class R6	(2,477,376)	(42,888,270)	(2,044,243)	(34,784,718)	(4,630,199)	(96,571,916)	(4,211,910)	(85,044,850)
	(59,409,533)	$(1,016,807,964)	(61,137,595)	$(1,027,805,666)	(68,337,773)	$(1,404,457,875)	(80,024,563)	$(1,593,681,270)
Net change
Class A	(6,411,933)	$(111,554,483)	(3,299,085)	$(57,011,131)	(4,467,703)	$(100,814,619)	(3,492,682)	$(76,407,713)
Class B	(188,496)	(3,224,656)	(301,709)	(5,105,171)	(411,869)	(8,371,043)	(694,594)	(13,679,379)
Class C	(2,316,990)	(39,089,082)	(2,833,803)	(47,234,635)	(2,220,237)	(44,892,283)	(3,598,670)	(70,460,052)
Class I	(853,241)	(15,360,194)	(1,620,829)	(28,374,320)	265,267	4,885,462	(2,031,453)	(41,966,041)
Class R1	(43,952)	(719,719)	(88,564)	(1,404,650)	(55,089)	(1,102,837)	(181,590)	(3,565,935)
Class R2	(158,496)	(2,640,181)	(450,131)	(7,370,426)	(703,372)	(14,245,779)	(479,526)	(9,399,254)
Class R3	(587,737)	(10,096,182)	(560,406)	(9,327,312)	(719,541)	(15,224,215)	(2,098,070)	(41,314,647)
Class R4	1,220,430	21,718,570	1,382,405	22,862,725	(1,974,062)	(41,159,462)	(2,825,053)	(55,782,052)
Class R6	144,897	2,611,012	857,386	14,579,614	(1,111,403)	(23,329,793)	53,521	1,096,406
	(9,195,518)	$(158,354,915)	(6,914,736)	$(118,385,306)	(11,398,009)	$(244,254,569)	(15,348,117)	$(311,478,667)

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Year ended 5/31/26		Year ended 5/31/25		Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	17,692,494	$463,221,454	22,745,576	$566,550,595	5,681,807	$186,820,758	7,550,516	$230,743,445
Class B	1,317	33,963	2,810	69,837	260	8,617	1,684	51,989
Class C	1,529,239	39,116,508	1,712,548	41,666,578	1,213,617	38,351,824	1,387,656	40,866,461
Class I	3,372,231	89,568,820	3,120,584	78,867,780	1,594,505	53,668,199	1,515,371	47,406,000
Class R1	44,667	1,110,930	60,941	1,443,345	27,018	838,556	37,264	1,078,216
Class R2	245,640	6,222,531	302,363	7,260,151	159,217	5,084,701	195,605	5,850,878
Class R3	302,521	7,818,355	371,428	9,154,658	261,576	8,505,277	337,720	10,252,484
Class R4	944,227	24,578,932	1,292,809	32,037,345	704,977	23,266,578	811,630	24,904,568
Class R6	2,474,713	65,957,445	3,417,592	86,748,437	1,510,009	50,891,214	1,785,619	55,930,915
	26,607,049	$697,628,938	33,026,651	$823,798,726	11,152,986	$367,435,724	13,623,065	$417,084,956

Notes to Financial Statements  - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Year ended 5/31/26		Year ended 5/31/25		Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	14,830,374	$376,543,205	11,143,012	$270,998,049	4,104,370	$131,052,537	2,631,906	$79,167,741
Class B	32,054	822,190	47,308	1,156,693	13,640	432,388	15,694	467,382
Class C	903,520	22,479,569	751,150	17,914,916	519,455	16,004,421	331,947	9,662,988
Class I	1,067,075	27,477,188	813,962	20,056,028	528,306	17,286,169	354,071	10,894,753
Class R1	44,009	1,057,533	33,721	779,624	25,035	757,053	15,274	436,843
Class R2	257,767	6,343,640	229,327	5,416,697	91,693	2,847,979	76,862	2,252,056
Class R3	268,330	6,737,776	256,221	6,164,688	164,577	5,205,584	123,046	3,667,987
Class R4	454,169	11,522,270	496,181	12,052,230	228,362	7,328,124	204,148	6,169,344
Class R6	1,349,719	34,768,757	1,093,869	26,952,926	769,808	25,180,416	527,660	16,230,812
	19,207,017	$487,752,128	14,864,751	$361,491,851	6,445,246	$206,094,671	4,280,608	$128,949,906
Shares reacquired
Class A	(33,342,387)	$(873,771,322)	(34,369,351)	$(856,437,789)	(9,198,793)	$(302,057,381)	(9,604,614)	$(294,311,605)
Class B	(447,891)	(11,791,111)	(650,225)	(16,208,547)	(168,897)	(5,490,387)	(243,210)	(7,343,995)
Class C	(4,017,225)	(102,871,720)	(4,783,288)	(116,443,285)	(2,016,339)	(63,801,396)	(2,207,778)	(65,266,125)
Class I	(4,027,901)	(106,992,757)	(5,021,114)	(126,855,136)	(2,165,403)	(72,883,443)	(2,456,483)	(77,237,975)
Class R1	(122,590)	(3,035,291)	(200,387)	(4,824,423)	(55,447)	(1,744,216)	(180,609)	(5,363,736)
Class R2	(1,157,989)	(29,358,829)	(1,011,267)	(24,289,035)	(554,493)	(17,700,219)	(511,091)	(15,097,235)
Class R3	(1,080,387)	(28,334,341)	(1,471,352)	(36,156,946)	(946,436)	(31,133,288)	(746,056)	(22,943,905)
Class R4	(3,962,886)	(104,363,577)	(4,497,417)	(112,150,772)	(2,063,937)	(68,128,354)	(1,504,413)	(46,117,923)
Class R6	(3,649,832)	(96,797,329)	(5,466,476)	(138,446,646)	(1,955,667)	(65,508,221)	(2,209,709)	(69,514,891)
	(51,809,088)	$(1,357,316,277)	(57,470,877)	$(1,431,812,579)	(19,125,412)	$(628,446,905)	(19,663,963)	$(603,197,390)
Net change
Class A	(819,519)	$(34,006,663)	(480,763)	$(18,889,145)	587,384	$15,815,914	577,808	$15,599,581
Class B	(414,520)	(10,934,958)	(600,107)	(14,982,017)	(154,997)	(5,049,382)	(225,832)	(6,824,624)
Class C	(1,584,466)	(41,275,643)	(2,319,590)	(56,861,791)	(283,267)	(9,445,151)	(488,175)	(14,736,676)
Class I	411,405	10,053,251	(1,086,568)	(27,931,328)	(42,592)	(1,929,075)	(587,041)	(18,937,222)
Class R1	(33,914)	(866,828)	(105,725)	(2,601,454)	(3,394)	(148,607)	(128,071)	(3,848,677)
Class R2	(654,582)	(16,792,658)	(479,577)	(11,612,187)	(303,583)	(9,767,539)	(238,624)	(6,994,301)
Class R3	(509,536)	(13,778,210)	(843,703)	(20,837,600)	(520,283)	(17,422,427)	(285,290)	(9,023,434)
Class R4	(2,564,490)	(68,262,375)	(2,708,427)	(68,061,197)	(1,130,598)	(37,533,652)	(488,635)	(15,044,011)
Class R6	174,600	3,928,873	(955,015)	(24,745,283)	324,150	10,563,409	103,570	2,646,836
	(5,995,022)	$(171,935,211)	(9,579,475)	$(246,522,002)	(1,527,180)	$(54,916,510)	(1,760,290)	$(57,162,528)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.

Notes to Financial Statements  - continued
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$16,614	$30,839	$30,169	$13,466
Interest Expense	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$70,379,270	$13,494,818	$29,353,321	$(439,189)	$15,741,404	$69,822,982
MFS Emerging Markets Debt Fund	73,162,390	5,331,923	10,962,445	(1,580,720)	6,478,957	72,430,105
MFS Emerging Markets Debt Local Currency Fund	73,590,106	4,100,672	10,287,915	(384,941)	5,133,849	72,151,771
MFS Global Opportunistic Bond Fund	254,528,826	17,944,154	19,595,403	(2,697,193)	2,683,895	252,864,279
MFS Global Real Estate Fund	73,805,654	4,154,844	9,869,864	402,504	3,201,994	71,695,132
MFS Government Securities Fund	342,500,711	28,991,864	14,622,047	(2,395,180)	3,705,058	358,180,406
MFS Growth Fund	196,816,369	39,885,996	53,931,325	2,580,759	5,363,089	190,714,888
MFS High Income Fund	147,107,572	13,878,825	17,146,780	(1,244,826)	1,710,519	144,305,310
MFS Inflation-Adjusted Bond Fund	361,151,142	23,287,628	24,801,948	(4,501,294)	4,927,685	360,063,213
MFS Institutional Money Market Portfolio	83,359,449	110,541,009	158,860,621	6,048	3,389	35,049,274
MFS International Growth Fund	56,270,700	5,176,482	7,315,525	1,568,219	1,955,387	57,655,263
MFS International Intrinsic Equity Fund	56,874,494	5,606,912	11,938,803	1,966,874	5,019,559	57,529,036
MFS International Large Cap Value Fund	57,607,267	5,474,904	15,732,451	2,440,478	7,703,381	57,493,579
MFS Limited Maturity Fund	364,364,375	27,582,258	31,283,517	(948,680)	(318,840)	359,395,596
MFS Mid Cap Growth Fund	148,846,941	29,391,976	21,121,828	632,876	(11,607,004)	146,142,961
MFS Mid Cap Value Fund	145,771,041	14,085,630	27,792,481	377,165	12,124,674	144,566,029
MFS New Discovery Fund	36,630,885	1,800,186	11,095,358	1,720,250	7,445,238	36,501,201
MFS New Discovery Value Fund	35,761,392	5,024,094	7,790,372	(35,830)	2,890,935	35,850,219
MFS Research Fund	194,305,445	34,176,887	47,327,343	4,289,370	4,885,347	190,329,706
MFS Research International Fund	133,008,066	11,357,867	24,028,778	6,249,541	8,355,579	134,942,275
MFS Total Return Bond Fund	525,138,240	47,582,554	39,189,188	(5,480,983)	11,317,572	539,368,195
MFS Value Fund	220,534,786	25,708,227	38,919,760	1,097,224	6,369,961	214,790,438
	$3,651,515,121	$474,579,710	$632,967,073	$3,622,472	$105,091,628	$3,601,841,858

Notes to Financial Statements  - continued

	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$10,346,202	$—
MFS Emerging Markets Debt Fund	3,831,157	—
MFS Emerging Markets Debt Local Currency Fund	2,528,427	—
MFS Global Opportunistic Bond Fund	12,197,334	—
MFS Global Real Estate Fund	2,361,008	—
MFS Government Securities Fund	13,740,454	—
MFS Growth Fund	—	25,213,025
MFS High Income Fund	9,536,128	—
MFS Inflation-Adjusted Bond Fund	15,025,654	—
MFS Institutional Money Market Portfolio	2,327,784	—
MFS International Growth Fund	761,027	2,368,017
MFS International Intrinsic Equity Fund	1,163,565	3,519,356
MFS International Large Cap Value Fund	2,176,309	2,491,180
MFS Limited Maturity Fund	16,573,412	—
MFS Mid Cap Growth Fund	—	18,466,895
MFS Mid Cap Value Fund	2,341,699	8,957,441
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,279,331	2,438,008
MFS Research Fund	1,526,816	25,903,187
MFS Research International Fund	3,109,131	4,351,847
MFS Total Return Bond Fund	22,616,539	—
MFS Value Fund	4,459,839	16,071,320
	$127,901,816	$109,780,276

Notes to Financial Statements  - continued

	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$183,984,541	$34,157,420	$69,204,677	$(401,331)	$41,912,761	$190,448,714
MFS Emerging Markets Debt Fund	181,922,594	19,940,329	20,281,334	(3,225,085)	16,042,101	194,398,605
MFS Emerging Markets Debt Local Currency Fund	125,136,677	6,828,843	11,498,684	(913,147)	9,238,470	128,792,159
MFS Emerging Markets Equity Fund	67,231,245	1,804,687	23,537,289	1,838,312	22,190,983	69,527,938
MFS Global Opportunistic Bond Fund	297,885,037	42,077,644	18,862,007	(2,848,077)	2,741,749	320,994,346
MFS Global Real Estate Fund	198,496,209	7,431,531	21,907,511	1,480,501	8,139,124	193,639,854
MFS Government Securities Fund	559,516,634	87,601,227	17,550,116	(2,906,578)	5,286,145	631,947,312
MFS Growth Fund	504,041,073	63,637,021	112,105,236	17,713,282	2,512,784	475,798,924
MFS High Income Fund	246,638,087	28,164,651	17,857,200	(1,800,061)	2,510,072	257,655,549
MFS Inflation-Adjusted Bond Fund	414,320,538	58,793,674	25,166,126	(3,474,765)	4,347,881	448,821,202
MFS Institutional Money Market Portfolio	147,998,157	143,139,181	226,669,358	1,783	11,557	64,481,320
MFS International Growth Fund	135,244,798	8,289,038	16,213,931	5,318,220	2,974,159	135,612,284
MFS International Intrinsic Equity Fund	136,563,651	11,433,686	28,812,282	3,740,457	12,630,795	135,556,307
MFS International Large Cap Value Fund	138,459,438	11,450,382	37,719,354	5,932,620	17,915,845	136,038,931
MFS International New Discovery Fund	67,500,975	2,516,249	8,014,556	863,785	5,156,361	68,022,814
MFS Mid Cap Growth Fund	481,179,674	63,583,206	56,787,065	11,691,781	(44,307,477)	455,360,119
MFS Mid Cap Value Fund	463,083,059	36,483,568	83,573,088	3,444,783	36,149,601	455,587,923
MFS New Discovery Fund	101,978,187	709,383	28,518,890	6,366,572	18,508,556	99,043,808
MFS New Discovery Value Fund	99,222,784	10,706,076	21,068,113	1,700,821	6,205,691	96,767,259
MFS Research Fund	490,116,184	67,935,196	106,255,669	17,848,470	5,641,749	475,285,930
MFS Research International Fund	341,130,928	20,596,608	60,261,512	18,888,969	17,677,580	338,032,573
MFS Total Return Bond Fund	504,568,124	71,105,043	23,375,439	(3,694,958)	9,799,374	558,402,144
MFS Value Fund	522,737,529	50,288,941	76,834,012	3,220,023	14,583,851	513,996,332
	$6,408,956,123	$848,673,584	$1,112,073,449	$80,786,377	$217,869,712	$6,444,212,347

Notes to Financial Statements  - continued

	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$27,709,707	$—
MFS Emerging Markets Debt Fund	10,211,518	—
MFS Emerging Markets Debt Local Currency Fund	4,512,655	—
MFS Emerging Markets Equity Fund	1,777,007	—
MFS Global Opportunistic Bond Fund	15,413,274	—
MFS Global Real Estate Fund	6,288,975	—
MFS Government Securities Fund	24,091,075	—
MFS Growth Fund	—	61,676,537
MFS High Income Fund	16,882,175	—
MFS Inflation-Adjusted Bond Fund	18,145,971	—
MFS Institutional Money Market Portfolio	4,300,667	—
MFS International Growth Fund	1,771,843	5,513,279
MFS International Intrinsic Equity Fund	2,720,354	8,228,069
MFS International Large Cap Value Fund	5,103,346	5,841,706
MFS International New Discovery Fund	1,249,832	964,648
MFS Mid Cap Growth Fund	—	56,460,885
MFS Mid Cap Value Fund	7,289,758	27,884,692
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,400,699	6,461,331
MFS Research Fund	3,751,517	63,646,336
MFS Research International Fund	7,690,782	10,764,779
MFS Total Return Bond Fund	23,324,750	—
MFS Value Fund	10,589,258	38,130,905
	$196,225,163	$285,573,167

Notes to Financial Statements  - continued

	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$240,515,293	$55,965,712	$84,608,231	$(219,973)	$57,198,338	$268,851,139
MFS Emerging Markets Debt Fund	178,093,410	28,719,345	16,854,186	(2,722,785)	15,663,626	202,899,410
MFS Emerging Markets Debt Local Currency Fund	122,517,600	12,324,410	9,399,493	(944,805)	9,280,573	133,778,285
MFS Emerging Markets Equity Fund	132,921,498	3,655,039	40,538,264	4,426,919	44,293,306	144,758,498
MFS Global Opportunistic Bond Fund	174,990,523	33,857,061	8,870,847	(1,259,471)	1,120,699	199,837,965
MFS Global Real Estate Fund	262,140,708	13,214,576	17,708,942	300,482	12,875,777	270,822,601
MFS Growth Fund	636,309,781	83,852,795	109,682,220	16,134,883	9,436,169	636,051,408
MFS High Income Fund	241,423,266	39,960,492	13,913,897	(1,455,895)	2,032,678	268,046,644
MFS Inflation-Adjusted Bond Fund	289,745,361	56,313,517	14,202,644	(2,054,883)	2,803,238	332,604,589
MFS Institutional Money Market Portfolio	114,443,206	136,509,380	180,831,017	(153)	9,475	70,130,891
MFS International Growth Fund	200,612,066	11,857,260	15,876,281	6,237,578	6,250,099	209,080,722
MFS International Intrinsic Equity Fund	202,730,315	17,116,923	34,481,156	4,311,772	20,483,915	210,161,769
MFS International Large Cap Value Fund	205,347,669	17,183,360	47,228,427	6,594,066	29,656,532	211,553,200
MFS International New Discovery Fund	133,429,083	4,713,297	9,632,424	829,740	11,334,471	140,674,167
MFS Mid Cap Growth Fund	612,451,726	84,638,851	50,115,339	9,594,455	(53,705,466)	602,864,227
MFS Mid Cap Value Fund	590,208,304	47,783,086	75,904,441	638,846	50,968,446	613,694,241
MFS New Discovery Fund	134,658,702	778,188	30,541,107	3,953,401	29,854,983	138,704,167
MFS New Discovery Value Fund	131,075,750	14,195,044	20,642,753	598,408	10,025,902	135,252,351
MFS Research Fund	619,263,870	88,813,741	101,256,841	11,038,332	19,037,494	636,896,596
MFS Research International Fund	472,324,856	27,947,402	62,259,100	14,980,940	36,884,113	489,878,211
MFS Total Return Bond Fund	145,295,173	28,555,696	5,816,016	(628,164)	2,398,690	169,805,379
MFS Value Fund	646,761,497	64,155,495	61,819,830	1,736,237	20,461,798	671,295,197
	$6,487,259,657	$872,110,670	$1,012,183,456	$72,089,930	$338,364,856	$6,757,641,657

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$37,962,706	$—
MFS Emerging Markets Debt Fund	10,502,479	—
MFS Emerging Markets Debt Local Currency Fund	4,649,212	—
MFS Emerging Markets Equity Fund	3,592,812	—
MFS Global Opportunistic Bond Fund	9,478,623	—
MFS Global Real Estate Fund	8,581,946	—
MFS Growth Fund	—	80,587,620
MFS High Income Fund	17,307,564	—
MFS Inflation-Adjusted Bond Fund	13,087,186	—
MFS Institutional Money Market Portfolio	3,799,841	—
MFS International Growth Fund	2,690,477	8,371,706
MFS International Intrinsic Equity Fund	4,142,775	12,530,367
MFS International Large Cap Value Fund	7,768,822	8,892,827
MFS International New Discovery Fund	2,528,531	1,951,577
MFS Mid Cap Growth Fund	—	74,602,710
MFS Mid Cap Value Fund	9,632,931	36,847,769
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,654,447	8,825,291
MFS Research Fund	4,914,258	83,372,802
MFS Research International Fund	10,916,417	15,279,697
MFS Total Return Bond Fund	7,016,327	—
MFS Value Fund	13,532,274	48,984,883
	$176,759,628	$380,247,249

Notes to Financial Statements  - continued

	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$129,672,592	$25,216,113	$34,841,101	$359,773	$30,719,693	$151,127,070
MFS Emerging Markets Equity Fund	85,910,204	2,499,779	23,753,762	3,785,900	28,464,208	96,906,329
MFS Global Real Estate Fund	141,400,341	9,459,724	5,511,727	(26,456)	7,339,598	152,661,480
MFS Growth Fund	333,053,813	49,013,027	44,830,055	3,851,416	9,256,606	350,344,807
MFS Institutional Money Market Portfolio	37,745,956	98,575,253	106,408,059	97	3,064	29,916,311
MFS International Growth Fund	144,079,217	9,311,815	7,346,188	987,851	8,060,802	155,093,497
MFS International Intrinsic Equity Fund	145,673,754	12,698,581	20,508,619	2,534,911	15,584,894	155,983,521
MFS International Large Cap Value Fund	147,382,308	12,278,464	28,876,954	3,828,860	22,680,936	157,293,614
MFS International New Discovery Fund	115,060,641	4,909,738	4,605,104	263,721	10,439,515	126,068,511
MFS Mid Cap Growth Fund	292,799,705	48,135,658	13,538,816	979,970	(23,233,947)	305,142,570
MFS Mid Cap Value Fund	282,479,689	23,601,827	23,619,381	(241,556)	25,385,904	307,606,483
MFS New Discovery Fund	72,503,752	150,877	13,035,671	331,207	18,281,570	78,231,735
MFS New Discovery Value Fund	70,758,347	7,770,252	7,975,375	(88,621)	5,852,285	76,316,888
MFS Research Fund	296,266,565	44,359,239	36,317,032	2,242,822	12,270,605	318,822,199
MFS Research International Fund	232,952,800	14,481,802	22,669,990	2,570,367	23,610,603	250,945,582
MFS Value Fund	333,006,577	37,903,939	20,910,613	267,793	11,141,624	361,409,320
	$2,860,746,261	$400,366,088	$414,748,447	$21,648,055	$205,857,960	$3,073,869,917

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$20,903,897	$—
MFS Emerging Markets Equity Fund	2,379,493	—
MFS Global Real Estate Fund	4,702,714	—
MFS Growth Fund	—	43,897,316
MFS Institutional Money Market Portfolio	1,209,662	—
MFS International Growth Fund	1,970,420	6,131,171
MFS International Intrinsic Equity Fund	3,035,871	9,182,389
MFS International Large Cap Value Fund	5,699,674	6,524,312
MFS International New Discovery Fund	2,224,741	1,717,106
MFS Mid Cap Growth Fund	—	37,013,575
MFS Mid Cap Value Fund	4,745,949	18,154,145
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	2,596,414	4,931,903
MFS Research Fund	2,416,539	40,997,776
MFS Research International Fund	5,497,026	7,694,183
MFS Value Fund	7,129,924	26,001,075
	$64,512,324	$202,244,951

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (collectively referred to as the “Funds”) (four of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting MFS Series Trust X) at May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Conservative Allocation Fund	$129,887,000
MFS Moderate Allocation Fund	324,326,000
MFS Growth Allocation Fund	381,270,000
MFS Aggressive Growth Allocation Fund	192,917,000
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Conservative Allocation Fund	7.12%
MFS Moderate Allocation Fund	10.57%
MFS Growth Allocation Fund	15.43%
MFS Aggressive Growth Allocation Fund	25.32%
The funds designate the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Mid Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 4.4%
BWX Technologies, Inc.	167,272	$32,765,239
Curtiss-Wright Corp.	54,997	41,116,307
Hexcel Corp.	15,283	1,372,261
Leidos Holdings, Inc.	214,777	27,448,501
Textron, Inc.	297,698	27,316,768
		$130,019,076
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	27,908	$3,874,189
Apparel, Footwear, & Accessories – 0.1%
Wolverine World Wide, Inc.	199,367	$3,498,891
Auto & Auto Components – 1.7%
Aptiv PLC (a)	511,539	$34,753,960
Ford Motor Co.	299,894	5,230,151
Garrett Motion, Inc.	154,587	5,064,270
Visteon Corp.	31,637	3,742,341
		$48,790,722
Brokerage & Asset Managers – 3.8%
Ameriprise Financial, Inc.	94,773	$42,241,274
Northern Trust Corp.	311,632	51,559,514
Raymond James Financial, Inc.	125,961	18,064,067
TPG, Inc.	21,516	915,936
		$112,780,791
Business Services – 2.7%
Constellium SE (a)	333,386	$11,421,804
Dropbox, Inc. (a)	514,736	13,836,104
GoDaddy, Inc. (a)	148,585	12,753,050
TriNet Group, Inc.	447,398	20,437,141
Verisk Analytics, Inc., “A”	119,371	20,888,731
		$79,336,830
Chemicals – 2.9%
Albemarle Corp.	58,785	$10,370,849
Avient Corp.	682,378	24,169,829
Eastman Chemical Co.	332,284	25,210,387
RPM International, Inc.	244,136	25,871,092
		$85,622,157
Construction – 3.1%
Allegion PLC	58,444	$7,601,811
Ferguson Enterprises, Inc.	89,155	20,146,355
Masco Corp.	459,905	32,308,326
Mohawk Industries, Inc. (a)	273,158	29,342,632
BMSFS-ANN
1

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Simpson Manufacturing Co., Inc.	7,333	$1,391,364
		$90,790,488
Consumer Products – 0.4%
Newell Brands, Inc.	3,233,698	$10,994,573
Consumer Services – 0.2%
Grand Canyon Education, Inc. (a)	29,318	$4,393,302
Electrical Equipment – 2.5%
Advanced Drainage Systems, Inc.	9,450	$1,315,062
AMETEK, Inc.	143,271	32,357,755
Arxis, Inc. (a)	92,393	4,151,217
Corning, Inc.	39,658	7,184,443
EnerSys	7,434	1,694,729
nVent Electric PLC	114,838	19,176,798
Versigent PLC (a)	177,389	7,826,403
		$73,706,407
Energy - Independent – 5.4%
Antero Resources Corp. (a)	352,712	$12,609,454
California Resources Corp.	29,175	1,729,786
Chord Energy Corp.	52,067	6,866,075
Expand Energy Corp.	194,855	18,117,618
National Gas Fuel Co.	156,606	12,097,814
Permian Resources Corp.	212,597	4,088,240
Phillips 66	246,223	43,305,701
SM Energy Co.	61,935	1,902,024
Valero Energy Corp.	238,023	58,272,791
		$158,989,503
Engineering - Construction – 1.8%
Jacobs Solutions, Inc.	136,908	$16,409,793
MYR Group, Inc. (a)	53,526	24,892,801
Primoris Services Corp.	17,019	2,140,650
Tutor Perini Corp.	110,681	7,912,585
		$51,355,829
Entertainment & Leisure – 2.4%
Brunswick Corp.	322,493	$27,012,014
Lamar Advertising Co., REIT	91,587	13,963,354
New York Times Co., “A”	42,569	3,201,614
Polaris, Inc.	138,608	9,781,567
Roblox Corp., “A” (a)	373,490	17,610,053
		$71,568,602
Food & Beverages – 0.7%
Ingredion, Inc.	200,802	$20,369,355
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	849,436	$13,259,696
2

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.2%
Sylvamo Corp.	126,443	$4,965,417
UFP Industries, Inc.	15,087	1,222,047
		$6,187,464
Global Systemically Important Banks – 0.2%
State Street Corp.	36,005	$5,603,818
Hardware, Peripherals, & Assembly – 4.2%
Box, Inc., “A” (a)	99,065	$2,670,793
Q2 Holdings, Inc. (a)	78,035	3,694,957
Sandisk Corp. of Delaware (a)	7,702	13,054,736
TD Synnex Corp.	8,108	2,118,458
Western Digital Corp.	162,701	86,428,398
Zebra Technologies Corp., “A” (a)	60,595	14,762,760
		$122,730,102
Health Maintenance Organizations – 1.7%
Centene Corp. (a)	119,255	$7,107,598
Humana, Inc.	139,856	42,714,820
		$49,822,418
Insurance – 5.2%
Assurant, Inc.	9,000	$2,239,830
AXIS Capital Holdings Ltd.	131,310	12,465,258
Corebridge Financial, Inc.	388,444	10,487,988
Equitable Holdings, Inc.	789,086	32,628,706
Everest Group Ltd.	99,258	32,162,570
Hanover Insurance Group, Inc.	18,665	3,475,423
Hartford Insurance Group, Inc.	218,091	27,725,909
Lincoln National Corp.	316,460	11,167,873
Voya Financial, Inc.	250,062	20,310,036
		$152,663,593
Internet – 0.5%
Etsy, Inc. (a)	235,085	$15,966,973
Machinery & Tools – 3.7%
AGCO Corp.	322,601	$36,221,640
Crane Co.	8,760	1,603,080
Flowserve Corp.	162,618	12,279,285
Pentair PLC	125,844	8,914,789
Terex Corp.	27,042	1,573,304
Timken Co.	12,989	1,662,332
Wabtec Corp.	182,211	47,586,225
		$109,840,655
Media – 2.7%
Omnicom Group, Inc.	320,467	$23,301,155
Roku, Inc. (a)	175,977	22,908,686
TKO Group Holdings, Inc.	153,705	31,537,192
		$77,747,033
3

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.4%
IQVIA Holdings, Inc. (a)	153,521	$27,973,062
McKesson Corp.	29,237	21,706,718
Universal Health Services, Inc.	134,228	19,612,053
		$69,291,833
Medical Equipment – 2.4%
Align Technology, Inc. (a)	44,827	$7,842,484
DexCom, Inc. (a)	391,759	28,888,309
Envista Holdings Corp. (a)	1,333,961	31,414,781
Waters Corp. (a)	7,610	2,918,968
		$71,064,542
Metals & Mining – 0.4%
AngloGold Ashanti PLC	117,377	$11,366,789
Network & Telecom – 1.9%
Ciena Corp. (a)	96,080	$55,748,498
Non-Global Systemically Important Banks – 4.6%
Banc of California, Inc.	655,186	$12,592,675
Beacon Financial Corp.	107,807	3,136,105
M&T Bank Corp.	39,915	8,626,031
Popular, Inc.	297,168	44,138,363
Synchrony Financial	487,212	34,806,425
Texas Capital Bancshares, Inc.	297,624	29,610,612
UMB Financial Corp.	11,141	1,462,368
		$134,372,579
Oil Services – 1.4%
TechnipFMC PLC	581,897	$39,813,393
Pharmaceuticals & Biotechnology – 3.7%
Biogen, Inc. (a)	113,786	$22,302,056
Exelixis, Inc. (a)	442,427	22,333,715
Illumina, Inc. (a)	234,067	38,143,559
Incyte Corp. (a)	240,499	23,265,873
Indivior Pharmaceuticals, Inc. (a)	86,562	3,117,963
		$109,163,166
Real Estate – 4.2%
CareTrust REIT, Inc.	414,666	$16,926,666
CBRE Group, Inc., “A” (a)	121,645	15,210,491
Essential Properties Realty Trust, REIT	654,957	20,028,585
Jones Lang LaSalle, Inc. (a)	69,002	19,479,955
NNN REIT, Inc.	76,983	3,426,513
Simon Property Group, Inc., REIT	75,104	15,389,561
W.P. Carey, Inc., REIT	429,379	31,954,385
		$122,416,156
4

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 1.7%
Cousins Properties, Inc., REIT	759,581	$20,364,367
Highwoods Properties, Inc., REIT	1,073,865	28,027,876
		$48,392,243
Restaurants – 2.6%
Aramark	936,189	$49,973,769
Texas Roadhouse, Inc.	79,430	14,346,647
U.S. Foods Holding Corp. (a)	146,198	11,966,306
		$76,286,722
Retail & E-commerce – 3.0%
Bath & Body Works, Inc.	362,451	$7,256,269
Chewy, Inc., “A” (a)	144,951	3,267,196
Dollar General Corp.	270,766	29,949,427
O'Reilly Automotive, Inc. (a)	346,042	30,064,129
Ross Stores, Inc.	81,495	18,884,836
		$89,421,857
Semiconductor & Electronic Components – 5.9%
Advanced Energy Industries, Inc.	25,971	$7,847,917
Amkor Technology, Inc.	341,983	23,788,337
Cirrus Logic, Inc. (a)	108,787	18,488,351
Flex Ltd. (a)	520,069	78,416,004
Monolithic Power Systems, Inc.	9,743	15,259,584
Teradyne, Inc.	81,807	30,621,178
		$174,421,371
Software – 4.5%
ACI Worldwide, Inc. (a)	58,247	$2,543,646
BILL Holdings, Inc. (a)	54,900	2,032,398
Datadog, Inc., “A” (a)	160,055	39,589,604
Guidewire Software, Inc. (a)	27,372	4,178,883
MongoDB, Inc. (a)	15,730	5,278,202
Okta, Inc. (a)	433,850	53,480,690
Pegasystems, Inc.	183,280	6,548,594
Zoom Communications, Inc. (a)	189,528	19,254,150
		$132,906,167
Telecom Services – 0.1%
Millicom International Cellular S.A.	33,728	$2,879,022
Transportation & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	9,450	$1,688,242
J.B. Hunt Transport Services, Inc.	60,864	16,824,636
		$18,512,878
Travel, Gaming, & Lodging – 3.1%
Carnival Corp. Ltd.	143,095	$4,015,246
Hilton Worldwide Holdings, Inc.	21,512	7,048,622
SkyWest, Inc. (a)	158,624	13,586,145
United Airlines Holdings, Inc. (a)	114,145	13,103,846
5

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – continued
Viking Holdings Ltd. (a)	591,770	$54,507,935
		$92,261,794
Utilities – 5.7%
Ameren Corp.	75,505	$8,152,275
Atmos Energy Corp.	58,780	9,941,461
Edison International	666,924	46,644,665
Evergy, Inc.	17,013	1,395,747
NRG Energy, Inc.	91,341	12,247,001
PG&E Corp.	2,605,314	42,570,831
Portland General Electric Co.	449,070	22,507,388
Talen Energy Corp. (a)	41,282	15,967,878
Vistra Corp.	56,292	9,019,667
		$168,446,913
Total Common Stocks (Identified Cost, $2,440,439,381)		$2,916,678,390
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $12,965,575)	12,964,296	$12,965,592
Other Assets, Less Liabilities – 0.2%		7,141,808
Net Assets – 100.0%		$2,936,785,790

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,965,592 and
$2,916,678,390, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $2,440,439,381)	$2,916,678,390
Investments in affiliated issuers, at value (identified cost, $12,965,575)	12,965,592
Receivables for
Fund shares sold	8,852,756
Dividends	2,888,036
Other assets	3,188
Total assets	$2,941,387,962
Liabilities
Payables for
Fund shares reacquired	$3,972,786
Payable to affiliates
Investment adviser	137,840
Administrative services fee	4,434
Shareholder servicing costs	327,029
Distribution and service fees	4,099
Payable for independent Trustees' compensation	8,461
Accrued expenses and other liabilities	147,523
Total liabilities	$4,602,172
Net assets	$2,936,785,790
Net assets consist of
Paid-in capital	$2,421,175,910
Total distributable earnings (loss)	515,609,880
Net assets	$2,936,785,790
Shares of beneficial interest outstanding	175,935,795

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$105,437,990	6,294,890	$16.75
Class B	152,304	9,304	16.37
Class C	8,284,837	507,874	16.31
Class I	1,465,745,606	87,971,992	16.66
Class R1	221,730	13,454	16.48
Class R2	725,867	43,847	16.55
Class R3	9,436,104	567,915	16.62
Class R4	2,254,380	134,939	16.71
Class R6	1,344,526,972	80,391,580	16.72

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.77 [100 / 94.25 x $16.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$30,909,930
Dividends from affiliated issuers	757,887
Other	134,015
Income on securities loaned	12,385
Foreign taxes withheld	(56,836)
Total investment income	$31,757,381
Expenses
Management fee	$10,807,587
Distribution and service fees	299,017
Shareholder servicing costs	1,148,668
Administrative services fee	300,004
Independent Trustees' compensation	44,565
Custodian fee	124,575
Shareholder communications	97,362
Audit and tax fees	73,787
Legal fees	9,672
Miscellaneous	363,172
Total expenses	$13,268,409
Fees paid indirectly	(30)
Reduction of expenses by investment adviser and distributor	(868,366)
Net expenses	$12,400,013
Net investment income (loss)	$19,357,368
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$71,033,346
Affiliated issuers	2,102
Net realized gain (loss)	$71,035,448
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$345,776,371
Affiliated issuers	17
Net unrealized gain (loss)	$345,776,388
Net realized and unrealized gain (loss)	$416,811,836
Change in net assets from operations	$436,169,204
See Notes to Financial Statements
8

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$19,357,368	$9,781,864
Net realized gain (loss)	71,035,448	56,982,165
Net unrealized gain (loss)	345,776,388	7,169,916
Change in net assets from operations	$436,169,204	$73,933,945
Total distributions to shareholders	$(69,002,369)	$(88,821,477)
Change in net assets from fund share transactions	$1,065,013,953	$820,158,753
Total change in net assets	$1,432,180,788	$805,271,221
Net assets
At beginning of period	1,504,605,002	699,333,781
At end of period	$2,936,785,790	$1,504,605,002
See Notes to Financial Statements
9

MFS Blended Research Mid Cap Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.25	$14.57	$11.31	$12.38	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.11	$0.11	$0.11	$0.07
Net realized and unrealized gain (loss)	2.83	1.09	3.42	(0.62)	(0.05)(g)
Total from investment operations	$2.92	$1.20	$3.53	$(0.51)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.10)	$(0.11)	$(0.11)	$—
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.42)	$(1.52)	$(0.27)	$(0.56)	$(3.00)
Net asset value, end of period (x)	$16.75	$14.25	$14.57	$11.31	$12.38
Total return (%) (r)(s)(t)(x)	20.79	7.74	31.49	(4.30)	(1.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.92	0.93	0.94	0.94
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.59	0.72	0.88	0.96	0.45
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$105,438	$67,840	$42,546	$32,605	$19,061

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.97	$14.33	$11.12	$12.17	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.00)(w)	$0.02	$0.02	$(0.01)
Net realized and unrealized gain (loss)	2.77	1.06	3.36	(0.61)	(0.08)
Total from investment operations	$2.75	$1.06	$3.38	$(0.59)	$(0.09)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.01)	$(0.00)(w)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.35)	$(1.42)	$(0.17)	$(0.46)	$(3.00)
Net asset value, end of period (x)	$16.37	$13.97	$14.33	$11.12	$12.17
Total return (%) (r)(s)(t)(x)	19.92	6.87	30.58	(5.01)	(1.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.67	1.68	1.69	1.70
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.15)	(0.00)(w)	0.12	0.20	(0.05)
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$152	$139	$219	$197	$236

See Notes to Financial Statements
10

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.92	$14.29	$11.09	$12.16	$15.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.00)(w)	$0.02	$0.03	$0.01
Net realized and unrealized gain (loss)	2.76	1.05	3.35	(0.62)	(0.09)
Total from investment operations	$2.74	$1.05	$3.37	$(0.59)	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.03)	$(0.01)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.35)	$(1.42)	$(0.17)	$(0.48)	$(3.01)
Net asset value, end of period (x)	$16.31	$13.92	$14.29	$11.09	$12.16
Total return (%) (r)(s)(t)(x)	19.92	6.82	30.59	(4.98)	(1.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.67	1.68	1.69	1.70
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.16)	(0.02)	0.12	0.23	0.11
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$8,285	$5,175	$4,168	$4,180	$3,161

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.17	$14.50	$11.25	$12.31	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.14	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss)	2.82	1.08	3.40	(0.62)	(0.08)
Total from investment operations	$2.95	$1.22	$3.55	$(0.48)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.14)	$(0.13)	$(0.14)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.46)	$(1.55)	$(0.30)	$(0.58)	$(3.14)
Net asset value, end of period (x)	$16.66	$14.17	$14.50	$11.25	$12.31
Total return (%) (r)(s)(t)(x)	21.12	7.93	31.91	(4.07)	(0.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.67	0.68	0.69	0.71
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.83	0.97	1.14	1.22	1.07
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$1,465,746	$622,850	$190,406	$119,155	$108,560

See Notes to Financial Statements
11

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.02	$14.32	$11.13	$12.18	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.07	$0.02	$0.02	$(0.01)
Net realized and unrealized gain (loss)	2.79	1.07	3.36	(0.61)	(0.07)
Total from investment operations	$2.88	$1.14	$3.38	$(0.59)	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.02)	$(0.03)	$(0.01)	$—
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.42)	$(1.44)	$(0.19)	$(0.46)	$(3.00)
Net asset value, end of period (x)	$16.48	$14.02	$14.32	$11.13	$12.18
Total return (%) (r)(s)(t)(x)	20.81	7.44	30.52	(5.00)	(1.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	1.16	1.68	1.69	1.70
Expenses after expense reductions (f)	0.84	1.08	1.59	1.59	1.59
Net investment income (loss)	0.60	0.49	0.13	0.20	(0.08)
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$222	$182	$167	$132	$136

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.09	$14.42	$11.20	$12.26	$15.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.08	$0.08	$0.06
Net realized and unrealized gain (loss)	2.79	1.08	3.39	(0.62)	(0.07)
Total from investment operations	$2.84	$1.15	$3.47	$(0.54)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$(0.09)	$(0.07)	$(0.06)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.38)	$(1.48)	$(0.25)	$(0.52)	$(3.06)
Net asset value, end of period (x)	$16.55	$14.09	$14.42	$11.20	$12.26
Total return (%) (r)(s)(t)(x)	20.44	7.46	31.24	(4.52)	(1.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.17	1.18	1.19	1.20
Expenses after expense reductions (f)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.35	0.47	0.63	0.73	0.42
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$726	$600	$549	$416	$292

See Notes to Financial Statements
12

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.13	$14.47	$11.23	$12.30	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.10	$0.11	$0.11	$0.10
Net realized and unrealized gain (loss)	2.82	1.09	3.40	(0.62)	(0.07)
Total from investment operations	$2.91	$1.19	$3.51	$(0.51)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.11)	$(0.11)	$(0.09)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.42)	$(1.53)	$(0.27)	$(0.56)	$(3.09)
Net asset value, end of period (x)	$16.62	$14.13	$14.47	$11.23	$12.30
Total return (%) (r)(s)(t)(x)	20.86	7.70	31.54	(4.33)	(0.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.92	0.93	0.94	0.95
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.82
Net investment income (loss)	0.58	0.72	0.88	0.92	0.74
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$9,436	$6,582	$3,632	$1,051	$1,947

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.21	$14.53	$11.27	$12.33	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.14	$0.15	$0.14	$0.13
Net realized and unrealized gain (loss)	2.82	1.09	3.41	(0.62)	(0.06)
Total from investment operations	$2.95	$1.23	$3.56	$(0.48)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.14)	$(0.13)	$(0.13)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.45)	$(1.55)	$(0.30)	$(0.58)	$(3.13)
Net asset value, end of period (x)	$16.71	$14.21	$14.53	$11.27	$12.33
Total return (%) (r)(s)(t)(x)	21.11	7.97	31.93	(4.08)	(0.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.67	0.68	0.69	0.70
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.83	0.98	1.14	1.20	0.92
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$2,254	$1,384	$1,161	$854	$934

See Notes to Financial Statements
13

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$14.22	$14.54	$11.28	$12.34	$15.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.16	$0.16	$0.15	$0.15
Net realized and unrealized gain (loss)	2.83	1.09	3.41	(0.62)	(0.07)
Total from investment operations	$2.97	$1.25	$3.57	$(0.47)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.15)	$(0.14)	$(0.14)
From net realized gain	(0.35)	(1.42)	(0.16)	(0.45)	(3.00)
Total distributions declared to shareholders	$(0.47)	$(1.57)	$(0.31)	$(0.59)	$(3.14)
Net asset value, end of period (x)	$16.72	$14.22	$14.54	$11.28	$12.34
Total return (%) (r)(s)(t)(x)	21.19	8.06	32.03	(3.97)	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.57	0.58	0.59	0.59
Expenses after expense reductions (f)	0.50	0.49	0.49	0.49	0.48
Net investment income (loss)	0.93	1.07	1.24	1.30	1.04
Portfolio turnover rate	51	58	75	67	89
Net assets at end of period (000 omitted)	$1,344,527	$799,854	$456,485	$326,353	$325,339

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
15

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,916,678,390	$—	$—	$2,916,678,390
Investment Companies	12,965,592	—	—	12,965,592
Total	$2,929,643,982	$—	$—	$2,929,643,982
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
16

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$16,501,374	$30,733,692
Long-term capital gains	52,500,995	58,087,785
Total distributions	$69,002,369	$88,821,477
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$2,476,874,688
Gross appreciation	588,770,356
Gross depreciation	(136,001,062)
Net unrealized appreciation (depreciation)	$452,769,294
Undistributed ordinary income	19,959,840
Undistributed long-term capital gain	42,880,746
Total distributable earnings (loss)	$515,609,880
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26	Year ended 5/31/25
Class A	$2,325,625	$5,437,487
Class B	3,408	15,983
Class C	141,748	432,307
Class I	31,610,628	31,623,202
Class R1	5,435	16,856
Class R2	17,288	58,162
Class R3	188,908	595,281
Class R4	53,056	126,721
Class R6	34,656,273	50,515,478
Total	$69,002,369	$88,821,477
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $306,146, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.47% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will terminate on July 31, 2026. For the year ended May 31, 2026, this reduction amounted to $562,198, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses,excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.51%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,841 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
18

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$210,073
Class B	0.75%	0.25%	1.00%	1.00%	1,477
Class C	0.75%	0.25%	1.00%	1.00%	65,019
Class R1	0.75%	0.25%	1.00%	0.25%	498
Class R2	0.25%	0.25%	0.50%	0.50%	3,360
Class R3	—	0.25%	0.25%	0.25%	18,590
Total Distribution and Service Fees					$299,017
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2026, this rebate amounted to $22 for Class C shares and is included in the reduction of total expenses in the Statement of Operations. For the year ended May 31, 2026, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$33,225
Class B	—
Class C	4,271
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $71,539, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,077,129.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0135% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
19

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$45
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	40
8/19/2024	Redemption	Class R3	2	36
At May 31, 2026, MFS held approximately 90% and 62% of the outstanding shares of Class B and Class R1, respectively.
During the year ended May 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,395,620.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $133,755, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $2,143,528,493 and $1,131,170,964, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,447,659	$37,728,841	2,358,828	$34,749,652
Class B	85	1,270	5,677	83,966
Class C	214,810	3,206,149	141,661	2,041,967
Class I	61,896,049	946,392,193	36,139,897	522,110,644
Class R1	142	2,110	132	1,872
Class R2	3,813	57,928	5,192	75,146
Class R3	217,193	3,269,899	274,427	3,982,297
Class R4	60,413	930,800	36,687	510,936
Class R6	39,064,617	599,415,266	29,865,891	414,091,114
	103,904,781	$1,591,004,456	68,828,392	$977,647,594
Shares issued to shareholders in reinvestment of distributions
Class A	150,619	$2,295,433	363,991	$5,434,384
Class B	228	3,408	1,087	15,983
Class C	9,513	141,748	29,509	432,307
Class I	2,085,897	31,601,331	2,130,600	31,618,104
Class R1	362	5,435	1,147	16,856
Class R2	1,146	17,288	3,935	58,162
Class R3	12,494	188,908	40,195	595,281
Class R4	3,493	53,056	8,522	126,721
Class R6	1,753,140	26,647,733	3,296,640	49,054,009
	4,016,892	$60,954,340	5,875,626	$87,351,807
20

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,065,070)	$(16,250,023)	(880,295)	$(12,667,289)
Class B	(930)	(14,374)	(12,137)	(172,568)
Class C	(88,140)	(1,322,792)	(91,251)	(1,323,555)
Class I	(19,962,125)	(307,826,183)	(7,451,204)	(104,805,492)
Class R1	—	—	(3)	(35)
Class R2	(3,727)	(58,382)	(4,609)	(66,411)
Class R3	(127,532)	(1,898,438)	(99,802)	(1,438,745)
Class R4	(26,392)	(399,557)	(27,681)	(376,710)
Class R6	(16,679,900)	(259,175,094)	(8,307,574)	(123,989,843)
	(37,953,816)	$(586,944,843)	(16,874,556)	$(244,840,648)
Net change
Class A	1,533,208	$23,774,251	1,842,524	$27,516,747
Class B	(617)	(9,696)	(5,373)	(72,619)
Class C	136,183	2,025,105	79,919	1,150,719
Class I	44,019,821	670,167,341	30,819,293	448,923,256
Class R1	504	7,545	1,276	18,693
Class R2	1,232	16,834	4,518	66,897
Class R3	102,155	1,560,369	214,820	3,138,833
Class R4	37,514	584,299	17,528	260,947
Class R6	24,137,857	366,887,905	24,854,957	339,155,280
	69,967,857	$1,065,013,953	57,829,462	$820,158,753
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 3%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $9,682 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
21

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,469,886	$469,926,650	$468,433,063	$2,102	$17	$12,965,592

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$757,887	$—
22

MFS Blended Research Mid Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Mid Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Mid Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
23

MFS Blended Research Mid Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $60,660,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research Small Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.2%
CACI International, Inc., “A” (a)	2,615	$1,342,829
Hexcel Corp.	28,821	2,587,838
Karman Holdings, Inc. (a)	25,944	1,491,780
Kratos Defense & Security Solutions, Inc. (a)	6,570	421,334
Standard Aero, Inc. (a)	23,927	685,269
York Space Systems, Inc. (a)(l)	17,978	586,802
		$7,115,852
Apparel, Footwear, & Accessories – 0.9%
Columbia Sportswear Co.	11,210	$741,878
Wolverine World Wide, Inc.	120,751	2,119,180
		$2,861,058
Auto & Auto Components – 2.7%
Methode Electronics, Inc.	109,924	$1,268,523
Modine Manufacturing Co. (a)	17,461	4,870,047
Visteon Corp.	22,124	2,617,048
		$8,755,618
Brokerage & Asset Managers – 0.8%
FirstSun Capital Bancorp (a)	4,139	$146,728
GCM Grosvenor, Inc., “A”	164,858	1,752,440
Hamilton Lane, Inc., “A”	5,643	491,675
PJT Partners, Inc.	2,409	368,336
		$2,759,179
Business Services – 1.5%
BlueLinx Holdings, Inc. (a)	13,839	$719,490
Concentrix Corp.	22,357	632,479
GigaCloud Technology, Inc. (a)	10,025	361,301
Power Solutions International, Inc. (a)	6,554	273,171
TriNet Group, Inc.	64,005	2,923,748
		$4,910,189
Chemicals – 2.5%
Avient Corp.	111,336	$3,943,521
BioLife Solutions, Inc. (a)	28,626	713,360
Element Solutions, Inc.	81,361	3,452,147
		$8,109,028
Construction – 0.6%
Simpson Manufacturing Co., Inc.	8,817	$1,672,938
SiteOne Landscape Supply, Inc. (a)	1,900	206,340
		$1,879,278
BRSFS-ANN
1

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
e.l.f. Beauty, Inc. (a)	15,993	$895,608
Helen of Troy Ltd. (a)	6,683	181,377
Herbalife Ltd. (a)	44,314	529,995
Newell Brands, Inc.	667,144	2,268,289
Prestige Consumer Healthcare, Inc. (a)	25,137	1,194,762
		$5,070,031
Consumer Services – 2.4%
Covista, Inc. (a)	24,369	$2,870,668
Grand Canyon Education, Inc. (a)	20,996	3,146,251
Phoenix Educations Partners, Inc.	56,035	1,694,498
		$7,711,417
Diversified Financial Services – 2.8%
Bread Financial Holdings, Inc.	29,255	$2,605,743
Bullish (a)(l)	10,517	367,149
Gold.com, Inc.	19,453	823,056
LendingTree, Inc. (a)	14,807	565,627
PROG Holdings, Inc.	41,995	1,544,156
SLM Corp.	149,647	3,310,192
		$9,215,923
Electrical Equipment – 0.4%
Powell Industries, Inc.	3,405	$968,450
Versigent PLC (a)	11,225	495,247
		$1,463,697
Energy - Independent – 2.1%
Chord Energy Corp.	8,072	$1,064,455
Par Pacific Holdings, Inc. (a)	32,261	1,811,778
PBF Energy, Inc., “A”	24,140	982,498
Peabody Energy Corp.	4,581	123,916
Permian Resources Corp.	70,598	1,357,599
SM Energy Co.	48,010	1,474,387
		$6,814,633
Energy - Renewables – 2.3%
Bloom Energy Corp. (a)	21,234	$6,051,690
Green Plains, Inc. (a)	40,920	641,216
Nextpower, Inc. “A” (a)	4,925	770,270
		$7,463,176
Engineering - Construction – 5.1%
APi Group, Inc. (a)	24,016	$984,656
Argan, Inc.	1,109	739,725
Centuri Holdings, Inc. (a)	12,917	397,069
Dycom Industries, Inc. (a)	375	191,250
Legence Corp., “A” (a)	48,895	4,094,467
MYR Group, Inc. (a)	12,167	5,658,385
Primoris Services Corp.	17,359	2,183,415
Sterling Infrastructure, Inc. (a)	2,621	2,256,262
		$16,505,229
2

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 3.5%
Brunswick Corp.	50,094	$4,195,874
Corsair Gaming, Inc. (a)	533,222	6,473,315
Quad/Graphics, Inc.	104,585	779,158
		$11,448,347
Food & Beverages – 0.4%
Once Upon a Farm PBC (a)(l)	80,413	$1,242,381
Hardware, Peripherals, & Assembly – 2.9%
Adtran Holdings, Inc. (a)	73,631	$1,218,593
Credo Technology Group Holdings Ltd. (a)	7,972	1,881,631
EPAM Systems, Inc. (a)	5,744	588,530
Fastly, Inc., “A” (a)	14,116	250,771
Insight Enterprises, Inc. (a)	9,367	996,462
nLIGHT, Inc. (a)	12,877	954,443
Pitney Bowes, Inc.	31,810	512,141
Q2 Holdings, Inc. (a)	49,107	2,325,216
ScanSource, Inc. (a)	13,132	607,618
Viavi Solutions, Inc. (a)	2,966	144,029
		$9,479,434
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	1,005	$174,468
Insurance – 4.0%
AXIS Capital Holdings Ltd.	23,100	$2,192,883
Hanover Insurance Group, Inc.	17,192	3,201,150
Lincoln National Corp.	117,056	4,130,906
Voya Financial, Inc.	44,885	3,645,560
		$13,170,499
Machinery & Tools – 3.9%
AGCO Corp.	31,712	$3,560,623
Flowserve Corp.	47,375	3,577,286
Hillman Solutions Corp. (a)	41,788	311,739
Kadant, Inc.	7,397	2,360,975
Terex Corp.	51,658	3,005,462
		$12,816,085
Medical & Health Technology & Services – 2.3%
Accendra Health, Inc. (a)	63,123	$179,269
Agilon Health, Inc. (a)	9,348	862,633
AMN Healthcare Services, Inc. (a)	36,581	1,059,752
Azenta, Inc. (a)	43,966	1,005,942
GeneDX Holdings Corp. (a)	6,127	318,543
Ginkgo Bioworks Holdings, Inc. (a)	31,614	296,223
Guardant Health, Inc. (a)	2,317	300,492
Heartflow, Inc. (a)	30,071	931,600
Lumexa Imaging Holdings, Inc. (a)	30,841	239,943
Nutex Health, Inc. (a)	2,968	383,199
Option Care Health, Inc. (a)	28,936	603,894
Teladoc Health, Inc. (a)	181,692	1,382,676
		$7,564,166
3

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.2%
Anika Therapeutics, Inc. (a)	48,172	$699,939
AtriCure, Inc. (a)	76,928	2,128,598
Avantor, Inc. (a)	28,989	264,380
Billiontoone, Inc., “A” (a)	3,882	384,279
Bio-Rad Laboratories, Inc., “A” (a)	1,742	544,340
Caris Life Sciences, Inc. (a)	17,243	288,303
Embecta Corp.	150,042	507,142
Envista Holdings Corp. (a)	175,928	4,143,104
iRhythm Technologies, Inc. (a)	9,853	1,122,257
MiMedx Group, Inc. (a)	40,373	148,573
Myriad Genetics, Inc. (a)	89,182	354,052
		$10,584,967
Metals & Mining – 2.6%
Caledonia Mining Corp. PLC	57,710	$1,371,189
Century Aluminum Co. (a)	7,133	470,564
Coeur Mining, Inc.	47,774	922,994
Ferroglobe PLC	130,119	563,415
Hecla Mining Co.	125,001	2,221,268
Ryerson Holding Corp.	20,188	577,377
SSR Mining, Inc. (a)	73,859	2,305,878
		$8,432,685
Network & Telecom – 0.8%
Planet Labs PBC (a)	28,892	$1,477,537
Viasat, Inc. (a)	12,306	992,110
		$2,469,647
Non-Global Systemically Important Banks – 8.4%
Beacon Financial Corp.	135,552	$3,943,208
Carter Bankshares, Inc.	16,631	454,026
Cathay General Bancorp, Inc.	61,818	3,564,426
Columbia Banking System, Inc.	98,218	2,911,181
Eagle Bancorp, Inc.	31,854	869,296
East West Bancorp, Inc.	12,081	1,480,406
Metro Bank Holdings PLC	7,906	707,745
Northpointe Bancshares, Inc.	39,750	678,930
Popular, Inc.	31,081	4,616,461
Texas Capital Bancshares, Inc.	17,694	1,760,376
UMB Financial Corp.	38,287	5,025,552
United Community Bank, Inc.	38,728	1,276,087
		$27,287,694
Oil Services – 3.0%
Expro Group Holdings N.V. (a)	225,495	$3,330,561
Forum Energy Technologies, Inc. (a)	3,116	156,485
Oil States International, Inc. (a)	193,276	1,642,846
Weatherford International PLC	45,170	4,681,419
		$9,811,311
4

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 9.9%
ACADIA Pharmaceuticals, Inc. (a)	38,225	$827,954
AnaptysBio, Inc. (a)	6,318	351,723
Annexon, Inc. (a)	86,459	468,608
Arcturus Therapeutics Holdings, Inc. (a)	38,570	305,474
Arcus Biosciences, Inc. (a)	14,594	369,812
Ardelyx, Inc. (a)	24,682	149,079
Arrowhead Pharmaceuticals, Inc. (a)	4,249	331,040
Arvinas, Inc. (a)	52,503	471,477
Bioage Labs, Inc. (a)	11,657	201,550
Capricor Therapeutics, Inc. (a)	6,778	203,069
CG Oncology, Inc. (a)	12,119	754,893
Cogent Biosciences, Inc. (a)	21,076	736,817
Collegium Pharmaceutical, Inc. (a)	16,530	555,573
Corvus Pharmaceuticals, Inc. (a)	26,738	331,819
Cullinan Therapeutics, Inc. (a)	20,617	338,943
Cytokinetics, Inc. (a)	23,075	1,771,237
Erasca, Inc. (a)	27,335	350,981
Exelixis, Inc. (a)	16,682	842,107
GRAIL, Inc. (a)	9,359	670,853
Greenwich Lifesciences, Inc. (a)(l)	6,758	176,891
Harmony Biosciences Holdings (a)	20,232	639,129
Indivior Pharmaceuticals, Inc. (a)	35,030	1,261,781
Intellia Therapeutics, Inc. (a)	22,259	313,184
Ionis Pharmaceuticals, Inc. (a)	15,557	1,190,110
Jazz Pharmaceuticals PLC (a)	3,984	942,176
Keros Therapeutics, Inc. (a)	31,633	355,871
Kiniksa Pharmaceuticals International PLC (a)	16,504	798,464
Kymera Therapeutics, Inc. (a)	17,598	1,432,829
Mirum Pharmaceuticals, Inc. (a)	12,512	1,269,968
Monte Rosa Therapeutics, Inc. (a)	36,469	718,804
Neurocrine Biosciences, Inc. (a)	5,427	859,094
Novavax, Inc. (a)	106,235	1,165,398
Olema Pharmaceuticals, Inc. (a)	30,351	400,330
Oruka Therapeutics, Inc. (a)	11,938	698,731
Pacira BioSciences, Inc. (a)	19,300	448,146
Palvella Therapeutics, Inc. (a)	2,819	333,939
Phibro Animal Health Corp., “A”	15,182	467,454
Praxis Precision Medicines, Inc. (a)	5,935	2,077,072
Prothena Corp. PLC (a)	85,247	867,814
PTC Therapeutics, Inc. (a)	12,692	937,304
REGENXBIO, Inc. (a)	72,284	506,711
Rigel Pharmaceuticals, Inc. (a)	28,425	866,678
Sarepta Therapeutics, Inc. (a)	25,191	450,163
Septerna, Inc. (a)	6,703	202,431
Stoke Therapeutics, Inc. (a)	14,619	451,873
Tango Therapeutics, Inc. (a)	7,478	164,366
Tarsus Pharmaceuticals, Inc. (a)	6,983	414,790
Ultragenyx Pharmaceutical, Inc. (a)	21,641	518,086
Vanda Pharmaceuticals, Inc. (a)	65,124	420,050
Vir Biotechnology, Inc. (a)	57,159	545,297
Zenas Biopharma, Inc. (a)	6,096	112,166
Zymeworks, Inc. (a)	17,654	443,645
		$32,483,754
5

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.1%
Cushman & Wakefield Ltd. (a)	113,520	$1,412,189
Essential Properties Realty Trust, REIT	123,226	3,768,251
NNN REIT, Inc.	37,730	1,679,362
		$6,859,802
Real Estate - Storage & Office – 2.2%
Cousins Properties, Inc., REIT	19,099	$512,044
Highwoods Properties, Inc., REIT	112,024	2,923,826
Piedmont Office Realty Trust, Inc., REIT (a)	443,063	3,681,854
		$7,117,724
Restaurants – 1.1%
Bloomin Brands, Inc.	42,986	$362,802
Chefs' Warehouse, Inc. (a)	41,345	3,164,546
Dutch Bros, Inc., “A” (a)	3,191	185,078
		$3,712,426
Retail & E-commerce – 0.5%
Bath & Body Works, Inc.	52,045	$1,041,941
Genesco, Inc. (a)	14,541	557,938
		$1,599,879
Semiconductor & Electronic Components – 7.8%
Advanced Energy Industries, Inc.	15,072	$4,554,457
Allegro MicroSystems, Inc. (a)	44,739	2,141,656
Alpha and Omega Semiconductor Ltd. (a)	17,902	811,856
Cirrus Logic, Inc. (a)	8,765	1,489,612
Fabrinet (a)	1,739	1,137,584
Formfactor, Inc. (a)	44,135	5,498,780
Ichor Holdings Ltd. (a)	2,553	182,590
Kimball Electronics, Inc. (a)	39,491	1,024,002
MaxLinear, Inc., “A” (a)	3,304	307,041
Photronics, Inc. (a)	53,304	1,724,384
Sanmina Corp. (a)	5,803	1,507,213
Semtech Corp. (a)	1,201	183,200
SiTime Corp. (a)	451	320,300
TTM Technologies, Inc. (a)	16,808	2,919,886
Ultra Clean Holdings, Inc. (a)	4,880	417,582
VICOR Corp. (a)	3,277	1,097,271
		$25,317,414
Software – 6.5%
ACI Worldwide, Inc. (a)	41,974	$1,833,005
Alkami Technology, Inc. (a)	51,766	940,588
BILL Holdings, Inc. (a)	51,030	1,889,131
Cerence, Inc. (a)	130,699	1,680,789
Clear Secure, Inc., “A”	38,316	2,124,622
Consensus Cloud Solutions, Inc. (a)	5,342	183,498
D-Wave Quantum, Inc. (a)	26,775	806,999
Elastic N.V. (a)	32,870	2,126,689
Five9, Inc. (a)	160,024	3,896,584
nCino, Inc. (a)	32,366	520,445
Netskope, Inc., “A” (a)	24,571	298,292
6

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Pegasystems, Inc.	68,976	$2,464,512
SentinelOne, Inc., “A” (a)	59,243	980,472
Thryv, Inc. (a)	90,808	352,335
Upwork, Inc. (a)	130,515	1,151,142
		$21,249,103
Telecom Services – 2.0%
EchoStar Corp., “A” (a)(l)	32,272	$4,169,220
Iridium Communications, Inc.	29,358	1,520,157
Lumen Technologies, Inc. (a)	90,454	994,089
		$6,683,466
Tobacco – 0.5%
Mativ Holdings, Inc.	186,123	$1,652,772
Transportation & Logistics – 1.0%
RXO, Inc. (a)	60,987	$1,560,048
Saia, Inc. (a)	3,330	1,572,992
		$3,133,040
Utilities – 3.1%
Hawaiian Electric Industries, Inc. (a)	9,607	$127,773
Portland General Electric Co.	95,139	4,768,367
Southwest Gas Holdings, Inc.	32,851	2,832,085
Spire, Inc.	30,582	2,515,675
		$10,243,900
Total Common Stocks (Identified Cost, $267,172,668)		$325,169,272
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $1,134,004)	1,133,975	$1,134,088
Collateral for Securities Loaned – 2.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j) (Identified Cost, $6,408,206)	6,408,206	$6,408,206
Other Assets, Less Liabilities – (1.9)%		(6,263,690)
Net Assets – 100.0%		$326,447,876

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,134,088 and
$331,577,478, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value, including $6,202,676 of securities on loan (identified cost, $273,580,874)	$331,577,478
Investments in affiliated issuers, at value (identified cost, $1,134,004)	1,134,088
Receivables for
Fund shares sold	331,274
Interest and dividends	364,344
Receivable from investment adviser	2,615
Other assets	579
Total assets	$333,410,378
Liabilities
Payables for
Fund shares reacquired	$402,431
Collateral for securities loaned, at value	6,408,206
Payable to affiliates
Administrative services fee	601
Shareholder servicing costs	56,831
Distribution and service fees	1,913
Payable for independent Trustees' compensation	1,344
Accrued expenses and other liabilities	91,176
Total liabilities	$6,962,502
Net assets	$326,447,876
Net assets consist of
Paid-in capital	$241,497,360
Total distributable earnings (loss)	84,950,516
Net assets	$326,447,876
Shares of beneficial interest outstanding	19,428,267

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$42,797,192	2,572,876	$16.63
Class B	145,401	9,220	15.77
Class C	4,018,098	255,756	15.71
Class I	125,046,390	7,433,164	16.82
Class R1	1,070,048	68,111	15.71
Class R2	2,826,403	171,141	16.52
Class R3	1,481,850	89,002	16.65
Class R4	22,341,899	1,326,135	16.85
Class R6	126,720,595	7,502,862	16.89

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.64 [100 / 94.25 x $16.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,898,143
Dividends from affiliated issuers	76,184
Other	51,423
Income on securities loaned	38,705
Foreign taxes withheld	(11,535)
Total investment income	$4,052,920
Expenses
Management fee	$2,049,017
Distribution and service fees	189,380
Shareholder servicing costs	234,581
Administrative services fee	51,808
Independent Trustees' compensation	8,331
Custodian fee	20,640
Shareholder communications	26,323
Audit and tax fees	71,799
Legal fees	1,548
Miscellaneous	168,599
Total expenses	$2,822,026
Reduction of expenses by investment adviser and distributor	(427,388)
Net expenses	$2,394,638
Net investment income (loss)	$1,658,282
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$44,125,630
Affiliated issuers	314
Net realized gain (loss)	$44,125,944
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$44,305,895
Affiliated issuers	84
Net unrealized gain (loss)	$44,305,979
Net realized and unrealized gain (loss)	$88,431,923
Change in net assets from operations	$90,090,205
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$1,658,282	$1,905,169
Net realized gain (loss)	44,125,944	13,972,415
Net unrealized gain (loss)	44,305,979	(30,160,622)
Change in net assets from operations	$90,090,205	$(14,283,038)
Total distributions to shareholders	$(19,553,028)	$(23,937,608)
Change in net assets from fund share transactions	$(49,052,336)	$3,472,858
Total change in net assets	$21,484,841	$(34,747,788)
Net assets
At beginning of period	304,963,035	339,710,823
At end of period	$326,447,876	$304,963,035
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.37	$15.16	$12.56	$14.31	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.09	$0.08	$0.03
Net realized and unrealized gain (loss)	4.17	(0.74)	2.60	(1.29)	(1.18)
Total from investment operations	$4.21	$(0.69)	$2.69	$(1.21)	$(1.15)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.17)	$(0.09)	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.95)	$(1.10)	$(0.09)	$(0.54)	$(2.11)
Net asset value, end of period (x)	$16.63	$13.37	$15.16	$12.56	$14.31
Total return (%) (r)(s)(t)(x)	32.41	(5.62)	21.38	(8.65)	(7.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.13	1.13
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.29	0.36	0.64	0.57	0.16
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$42,797	$36,287	$40,727	$33,667	$40,921

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.76	$14.47	$12.01	$13.81	$17.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.06)	$(0.02)	$(0.02)	$(0.08)
Net realized and unrealized gain (loss)	3.96	(0.72)	2.48	(1.24)	(1.15)
Total from investment operations	$3.90	$(0.78)	$2.46	$(1.26)	$(1.23)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.89)	$(0.93)	$—	$(0.54)	$(2.11)
Net asset value, end of period (x)	$15.77	$12.76	$14.47	$12.01	$13.81
Total return (%) (r)(s)(t)(x)	31.44	(6.34)	20.48	(9.34)	(8.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.88	1.89	1.88
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.44)	(0.40)	(0.15)	(0.19)	(0.50)
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$145	$171	$355	$451	$664

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.71	$14.46	$11.99	$13.79	$17.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.06)	$(0.02)	$(0.02)	$(0.09)
Net realized and unrealized gain (loss)	3.96	(0.72)	2.49	(1.24)	(1.15)
Total from investment operations	$3.89	$(0.78)	$2.47	$(1.26)	$(1.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$—	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.89)	$(0.97)	$—	$(0.54)	$(2.11)
Net asset value, end of period (x)	$15.71	$12.71	$14.46	$11.99	$13.79
Total return (%) (r)(s)(t)(x)	31.49	(6.40)	20.60	(9.35)	(8.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.88	1.89	1.88
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.46)	(0.39)	(0.13)	(0.18)	(0.53)
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$4,018	$3,666	$4,989	$5,319	$6,593

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.51	$15.31	$12.68	$14.40	$17.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.09	$0.13	$0.11	$0.09
Net realized and unrealized gain (loss)	4.22	(0.75)	2.62	(1.29)	(1.22)
Total from investment operations	$4.30	$(0.66)	$2.75	$(1.18)	$(1.13)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.12)	$—	$(0.03)
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.99)	$(1.14)	$(0.12)	$(0.54)	$(2.14)
Net asset value, end of period (x)	$16.82	$13.51	$15.31	$12.68	$14.40
Total return (%) (r)(s)(t)(x)	32.79	(5.41)	21.68	(8.38)	(7.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.88	0.88
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.54	0.61	0.88	0.82	0.52
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$125,046	$105,881	$115,902	$102,893	$115,533

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.71	$14.47	$12.00	$13.80	$17.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.05)	$(0.02)	$(0.02)	$(0.08)
Net realized and unrealized gain (loss)	3.94	(0.73)	2.49	(1.24)	(1.16)
Total from investment operations	$3.89	$(0.78)	$2.47	$(1.26)	$(1.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.89)	$(0.98)	$—	$(0.54)	$(2.11)
Net asset value, end of period (x)	$15.71	$12.71	$14.47	$12.00	$13.80
Total return (%) (r)(s)(t)(x)	31.49	(6.39)	20.58	(9.35)	(8.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.88	1.88	1.88
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.34)	(0.39)	(0.12)	(0.17)	(0.50)
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$1,070	$2,841	$3,647	$3,410	$3,853

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.26	$15.04	$12.46	$14.24	$17.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02	$0.05	$0.04	$(0.00)(w)
Net realized and unrealized gain (loss)	4.12	(0.74)	2.58	(1.28)	(1.19)
Total from investment operations	$4.15	$(0.72)	$2.63	$(1.24)	$(1.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.05)	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.89)	$(1.06)	$(0.05)	$(0.54)	$(2.11)
Net asset value, end of period (x)	$16.52	$13.26	$15.04	$12.46	$14.24
Total return (%) (r)(s)(t)(x)	32.16	(5.84)	21.11	(8.91)	(7.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.38	1.38	1.38	1.38	1.38
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.20	0.11	0.38	0.33	(0.01)
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$2,826	$11,932	$14,234	$13,529	$14,633

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.38	$15.18	$12.58	$14.34	$17.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.09	$0.08	$0.04
Net realized and unrealized gain (loss)	4.18	(0.75)	2.61	(1.30)	(1.20)
Total from investment operations	$4.22	$(0.70)	$2.70	$(1.22)	$(1.16)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.17)	$(0.10)	$—	$—
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.95)	$(1.10)	$(0.10)	$(0.54)	$(2.11)
Net asset value, end of period (x)	$16.65	$13.38	$15.18	$12.58	$14.34
Total return (%) (r)(s)(t)(x)	32.48	(5.66)	21.45	(8.70)	(7.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.13	1.13
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.29	0.37	0.65	0.60	0.21
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$1,482	$1,177	$1,012	$661	$450

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.53	$15.33	$12.69	$14.42	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.09	$0.13	$0.11	$0.08
Net realized and unrealized gain (loss)	4.23	(0.76)	2.63	(1.30)	(1.21)
Total from investment operations	$4.31	$(0.67)	$2.76	$(1.19)	$(1.13)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.12)	$—	$(0.02)
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(0.99)	$(1.13)	$(0.12)	$(0.54)	$(2.13)
Net asset value, end of period (x)	$16.85	$13.53	$15.33	$12.69	$14.42
Total return (%) (r)(s)(t)(x)	32.81	(5.41)	21.76	(8.44)	(7.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.88	0.88
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.54	0.61	0.89	0.83	0.48
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$22,342	$18,513	$21,298	$18,322	$20,000

See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.56	$15.36	$12.72	$14.44	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.14	$0.13	$0.10
Net realized and unrealized gain (loss)	4.24	(0.76)	2.64	(1.31)	(1.21)
Total from investment operations	$4.34	$(0.65)	$2.78	$(1.18)	$(1.11)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.14)	$—	$(0.04)
From net realized gain	(0.89)	(0.93)	—	(0.54)	(2.11)
Total distributions declared to shareholders	$(1.01)	$(1.15)	$(0.14)	$(0.54)	$(2.15)
Net asset value, end of period (x)	$16.89	$13.56	$15.36	$12.72	$14.44
Total return (%) (r)(s)(t)(x)	32.96	(5.30)	21.83	(8.36)	(7.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77	0.77	0.78	0.77	0.77
Expenses after expense reductions	0.64	0.63	0.64	0.63	0.63
Net investment income (loss)	0.65	0.72	1.00	0.94	0.60
Portfolio turnover rate	73	66	61	56	72
Net assets at end of period (000 omitted)	$126,721	$124,494	$137,545	$113,539	$135,216

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
16

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$325,169,272	$—	$—	$325,169,272
Investment Companies	7,542,294	—	—	7,542,294
Total	$332,711,566	$—	$—	$332,711,566
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,202,676.  The fair value of the fund's investment securities on loan and a related liability of $6,408,206 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
17

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$3,752,073	$5,094,540
Long-term capital gains	15,800,955	18,843,068
Total distributions	$19,553,028	$23,937,608
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$278,296,394
Gross appreciation	77,527,666
Gross depreciation	(23,112,494)
Net unrealized appreciation (depreciation)	$54,415,172
Undistributed ordinary income	9,086,958
Undistributed long-term capital gain	21,448,386
Total distributable earnings (loss)	$84,950,516
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
18

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26	Year ended 5/31/25
Class A	$2,366,301	$2,893,472
Class B	9,777	14,277
Class C	239,519	295,207
Class I	7,425,540	8,393,038
Class R1	58,356	232,349
Class R2	160,205	959,653
Class R3	78,830	86,834
Class R4	1,270,634	1,513,773
Class R6	7,943,866	9,549,005
Total	$19,553,028	$23,937,608
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $43,433, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.66%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this reduction amounted to $383,934, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,287 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
19

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$98,471
Class B	0.75%	0.25%	1.00%	1.00%	1,619
Class C	0.75%	0.25%	1.00%	1.00%	39,773
Class R1	0.75%	0.25%	1.00%	1.00%	16,733
Class R2	0.25%	0.25%	0.50%	0.50%	29,460
Class R3	—	0.25%	0.25%	0.25%	3,324
Total Distribution and Service Fees					$189,380
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $21 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$1,121
Class B	—
Class C	82
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $23,539, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $211,042.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
20

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$41
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	41
8/19/2024	Redemption	Class R1	2	35
8/19/2024	Redemption	Class R2	2	37
At May 31, 2026, MFS held approximately 67% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $51,370, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $229,458,101 and $294,918,782, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	395,158	$6,046,897	504,057	$7,426,140
Class B	1,532	21,975	77	1,240
Class C	26,413	379,516	32,358	448,474
Class I	1,085,775	16,550,106	1,567,810	22,869,992
Class R1	9,385	130,707	20,855	289,682
Class R2	69,836	1,029,007	169,124	2,496,062
Class R3	7,234	111,575	29,935	442,897
Class R4	88,101	1,347,965	192,322	2,848,429
Class R6	797,752	12,069,081	2,254,774	31,389,403
	2,481,186	$37,686,829	4,771,312	$68,212,319
Shares issued to shareholders in reinvestment of distributions
Class A	160,632	$2,364,503	184,207	$2,890,206
Class B	698	9,777	950	14,277
Class C	17,170	239,519	19,633	293,899
Class I	499,233	7,423,588	529,784	8,391,784
Class R1	4,183	58,356	15,521	232,349
Class R2	10,950	160,205	61,595	959,653
Class R3	5,352	78,830	5,527	86,834
Class R4	85,335	1,270,634	95,446	1,513,773
Class R6	532,138	7,939,491	600,328	9,539,212
	1,315,691	$19,544,903	1,512,991	$23,921,987
21

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(697,697)	$(10,551,173)	(659,710)	$(9,554,638)
Class B	(6,418)	(91,979)	(12,182)	(174,031)
Class C	(76,255)	(1,093,444)	(108,693)	(1,541,016)
Class I	(1,989,157)	(30,485,382)	(1,829,772)	(27,281,465)
Class R1	(168,961)	(2,464,747)	(64,983)	(923,121)
Class R2	(809,770)	(12,255,219)	(276,772)	(4,042,639)
Class R3	(11,568)	(179,214)	(14,172)	(211,841)
Class R4	(215,810)	(3,301,047)	(308,517)	(4,635,974)
Class R6	(3,007,433)	(45,861,863)	(2,627,827)	(40,296,723)
	(6,983,069)	$(106,284,068)	(5,902,628)	$(88,661,448)
Net change
Class A	(141,907)	$(2,139,773)	28,554	$761,708
Class B	(4,188)	(60,227)	(11,155)	(158,514)
Class C	(32,672)	(474,409)	(56,702)	(798,643)
Class I	(404,149)	(6,511,688)	267,822	3,980,311
Class R1	(155,393)	(2,275,684)	(28,607)	(401,090)
Class R2	(728,984)	(11,066,007)	(46,053)	(586,924)
Class R3	1,018	11,191	21,290	317,890
Class R4	(42,374)	(682,448)	(20,749)	(273,772)
Class R6	(1,677,543)	(25,853,291)	227,275	631,892
	(3,186,192)	$(49,052,336)	381,675	$3,472,858
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2030 Fund, were the owners of record of approximately 5%, 5%, 4%, 3%, 3%, 2%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund and MFS Lifetime 2070 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $1,433 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
22

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,698,528	$50,665,705	$51,230,543	$314	$84	$1,134,088

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$76,184	$—
23

MFS Blended Research Small Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Small Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Small Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
24

MFS Blended Research Small Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $19,510,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 75.67% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
26

MFS Blended Research Value Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Value Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	2,604	$510,071
Curtiss-Wright Corp.	1,223	914,327
General Dynamics Corp.	14,068	4,879,064
Leidos Holdings, Inc.	6,598	843,224
RTX Corp.	8,392	1,507,707
		$8,654,393
Auto & Auto Components – 0.3%
Aptiv PLC (a)	16,386	$1,113,265
Brokerage & Asset Managers – 5.2%
Ameriprise Financial, Inc.	7,071	$3,151,616
Charles Schwab Corp.	23,495	2,052,288
Interactive Brokers Group, Inc.	45,864	3,988,792
Northern Trust Corp.	31,795	5,260,483
Raymond James Financial, Inc.	20,681	2,965,862
		$17,419,041
Business Services – 0.7%
Accenture PLC, “A”	7,595	$1,420,797
Cognizant Technology Solutions Corp., “A”	16,826	938,133
		$2,358,930
Chemicals – 1.0%
Eastman Chemical Co.	18,775	$1,424,459
Linde PLC	3,550	1,766,800
		$3,191,259
Construction – 1.5%
CRH PLC	29,275	$3,184,827
Ferguson Enterprises, Inc.	8,252	1,864,705
		$5,049,532
Consumer Products – 1.3%
Colgate-Palmolive Co.	48,096	$4,334,892
Consumer Services – 0.6%
Booking Holdings, Inc.	6,337	$1,061,004
Uber Technologies, Inc. (a)	12,269	863,738
		$1,924,742
Diversified Financial Services – 1.1%
Mastercard, Inc., “A”	4,470	$2,208,091
Visa, Inc., “A”	3,932	1,283,247
		$3,491,338
BRUFS-ANN
1

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.3%
AMETEK, Inc.	2,864	$646,834
Amphenol Corp., “A”	16,223	2,413,334
Eaton Corp. PLC	11,714	4,692,628
		$7,752,796
Energy - Independent – 5.1%
Antero Resources Corp. (a)	18,616	$665,522
ConocoPhillips	28,416	3,238,856
EOG Resources, Inc.	32,391	4,320,311
Exxon Mobil Corp.	32,984	4,791,256
Valero Energy Corp.	15,471	3,787,610
		$16,803,555
Energy - Renewables – 0.4%
AES Corp.	87,321	$1,280,999
Engineering - Construction – 0.2%
Jacobs Solutions, Inc.	5,862	$702,619
Entertainment & Leisure – 1.9%
Brunswick Corp.	47,658	$3,991,834
Electronic Arts, Inc.	8,696	1,754,157
Take-Two Interactive Software, Inc. (a)	2,472	554,124
		$6,300,115
Food & Beverages – 1.6%
General Mills, Inc.	23,494	$794,332
PepsiCo, Inc.	30,476	4,394,335
		$5,188,667
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	80,259	$1,252,843
Global Systemically Important Banks – 5.3%
Bank of America Corp.	32,323	$1,667,867
Citigroup, Inc.	49,567	6,240,485
Goldman Sachs Group, Inc.	1,224	1,255,286
JPMorgan Chase & Co.	14,133	4,230,148
Wells Fargo & Co.	55,373	4,293,622
		$17,687,408
Hardware, Peripherals, & Assembly – 5.2%
Apple, Inc.	8,641	$2,696,510
Micron Technology, Inc.	8,952	8,692,392
Sandisk Corp. of Delaware (a)	1,374	2,328,903
Western Digital Corp.	6,506	3,456,052
		$17,173,857
2

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.0%
Cigna Group	14,483	$4,017,584
Humana, Inc.	6,643	2,028,905
UnitedHealth Group, Inc.	1,829	695,587
		$6,742,076
Insurance – 4.9%
American International Group, Inc.	26,548	$1,970,658
Berkshire Hathaway, Inc., “B” (a)	9,824	4,661,291
Chubb Ltd.	14,748	4,597,394
Equitable Holdings, Inc.	43,952	1,817,415
Everest Group Ltd.	2,691	871,965
Hartford Insurance Group, Inc.	13,174	1,674,811
Lincoln National Corp.	22,854	806,518
		$16,400,052
Interactive Media Services – 4.5%
Alphabet, Inc., “A”	26,905	$10,233,048
Meta Platforms, Inc., “A”	7,237	4,577,475
		$14,810,523
Machinery & Tools – 5.5%
AGCO Corp.	28,280	$3,175,278
Caterpillar, Inc.	7,582	6,640,846
Deere & Co.	3,992	2,164,383
Flowserve Corp.	15,035	1,135,293
Wabtec Corp.	19,084	4,983,978
		$18,099,778
Media – 1.4%
Roku, Inc. (a)	20,048	$2,609,849
TKO Group Holdings, Inc.	10,361	2,125,870
		$4,735,719
Medical & Health Technology & Services – 1.1%
IQVIA Holdings, Inc. (a)	3,383	$616,416
McKesson Corp.	3,157	2,343,883
Ventas, Inc., REIT	8,397	708,875
		$3,669,174
Medical Equipment – 2.2%
Boston Scientific Corp. (a)	15,997	$772,815
DexCom, Inc. (a)	10,885	802,660
Envista Holdings Corp. (a)	27,773	654,054
Medtronic PLC	44,484	3,283,364
Thermo Fisher Scientific, Inc.	3,376	1,662,714
		$7,175,607
Metals & Mining – 1.4%
AngloGold Ashanti PLC	15,265	$1,478,263
Freeport-McMoRan, Inc.	10,750	706,382
Newmont Corp.	23,696	2,602,058
		$4,786,703
3

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.1%
Ciena Corp. (a)	2,568	$1,490,031
Qualcomm, Inc.	8,707	2,185,631
		$3,675,662
Non-Global Systemically Important Banks – 2.3%
American Express Co.	8,883	$2,811,203
Popular, Inc.	32,239	4,788,459
		$7,599,662
Oil Services – 1.3%
TechnipFMC PLC	63,487	$4,343,781
Pharmaceuticals & Biotechnology – 6.4%
Bristol-Myers Squibb Co.	40,067	$2,291,031
Gilead Sciences, Inc.	31,825	4,278,235
Illumina, Inc. (a)	4,883	795,734
Johnson & Johnson	41,938	9,449,889
Pfizer, Inc.	172,591	4,518,432
		$21,333,321
Real Estate – 2.4%
Essential Properties Realty Trust, REIT	102,447	$3,132,829
Jones Lang LaSalle, Inc. (a)	1,803	509,005
Simon Property Group, Inc., REIT	4,873	998,526
W.P. Carey, Inc., REIT	45,756	3,405,162
		$8,045,522
Real Estate - Storage & Office – 1.4%
Cousins Properties, Inc., REIT	101,665	$2,725,639
Highwoods Properties, Inc., REIT	78,693	2,053,887
		$4,779,526
Restaurants – 1.5%
Aramark	92,819	$4,954,678
Retail & E-commerce – 5.9%
Amazon.com, Inc. (a)	32,410	$8,771,442
Dollar General Corp.	17,688	1,956,470
Home Depot, Inc.	3,877	1,229,552
O'Reilly Automotive, Inc. (a)	35,554	3,088,932
Target Corp.	12,278	1,560,165
TJX Cos., Inc.	14,627	2,263,528
Walmart Stores, Inc.	5,111	591,598
		$19,461,687
Semiconductor & Electronic Components – 5.7%
Advanced Micro Devices (a)	5,421	$2,797,778
Analog Devices, Inc.	6,175	2,555,524
Flex Ltd. (a)	32,916	4,963,075
Intel Corp. (a)	21,373	2,451,056
KLA Corp.	1,361	2,615,447
4

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
Lam Research Corp.	11,135	$3,542,934
		$18,925,814
Software – 2.9%
Intuit, Inc.	1,439	$477,072
Microsoft Corp.	1,510	679,862
Okta, Inc. (a)	27,521	3,392,514
Salesforce, Inc.	20,240	3,867,864
Zoom Communications, Inc. (a)	13,126	1,333,470
		$9,750,782
Telecom Services – 0.9%
AT&T, Inc.	68,237	$1,692,277
T-Mobile USA, Inc.	6,337	1,188,378
		$2,880,655
Tobacco – 1.9%
Altria Group, Inc.	33,100	$2,303,098
Philip Morris International, Inc.	21,662	3,842,406
		$6,145,504
Transportation & Logistics – 1.3%
J.B. Hunt Transport Services, Inc.	3,192	$882,364
Union Pacific Corp.	12,823	3,367,833
		$4,250,197
Utilities – 4.4%
Duke Energy Corp.	17,582	$2,157,839
Edison International	30,109	2,105,823
NextEra Energy, Inc.	34,008	2,959,036
PG&E Corp.	221,618	3,621,238
Portland General Electric Co.	26,592	1,332,791
Southern Co.	18,443	1,697,678
Talen Energy Corp. (a)	1,981	766,251
		$14,640,656
Total Common Stocks (Identified Cost, $231,621,141)		$328,887,330
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $2,228,250)	2,228,102	$2,228,325
Other Assets, Less Liabilities – 0.2%		577,086
Net Assets – 100.0%		$331,692,741

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,228,325 and
$328,887,330, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

5

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Value Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $231,621,141)	$328,887,330
Investments in affiliated issuers, at value (identified cost, $2,228,250)	2,228,325
Cash	13,035
Receivables for
Fund shares sold	3,653,910
Dividends	483,050
Other assets	589
Total assets	$335,266,239
Liabilities
Payables for
Investments purchased	$3,041,731
Fund shares reacquired	411,605
Payable to affiliates
Investment adviser	1,840
Administrative services fee	605
Shareholder servicing costs	25,222
Distribution and service fees	1,475
Payable for independent Trustees' compensation	1,340
Accrued expenses and other liabilities	89,680
Total liabilities	$3,573,498
Net assets	$331,692,741
Net assets consist of
Paid-in capital	$212,993,652
Total distributable earnings (loss)	118,699,089
Net assets	$331,692,741
Shares of beneficial interest outstanding	18,525,397

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$45,179,169	2,507,490	$18.02
Class B	247,332	13,911	17.78
Class C	1,975,140	112,614	17.54
Class I	71,342,886	3,998,397	17.84
Class R1	151,101	8,548	17.68
Class R2	191,222	10,772	17.75
Class R3	347,570	19,539	17.79
Class R4	161,988	9,062	17.88
Class R6	212,096,333	11,845,064	17.91

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.12 [100 / 94.25 x $18.02]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Value Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,661,846
Dividends from affiliated issuers	81,530
Other	10,488
Income on securities loaned	1
Foreign taxes withheld	(10,516)
Total investment income	$5,743,349
Expenses
Management fee	$936,967
Distribution and service fees	108,776
Shareholder servicing costs	90,648
Administrative services fee	51,607
Independent Trustees' compensation	8,257
Custodian fee	18,339
Shareholder communications	14,516
Audit and tax fees	74,899
Legal fees	1,591
Registration fees	134,567
Miscellaneous	35,755
Total expenses	$1,475,922
Reduction of expenses by investment adviser and distributor	(191,291)
Net expenses	$1,284,631
Net investment income (loss)	$4,458,718
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$39,251,293
Affiliated issuers	360
Net realized gain (loss)	$39,251,653
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,311,325
Affiliated issuers	75
Net unrealized gain (loss)	$31,311,400
Net realized and unrealized gain (loss)	$70,563,053
Change in net assets from operations	$75,021,771
See Notes to Financial Statements
8

MFS Blended Research Value Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$4,458,718	$4,703,238
Net realized gain (loss)	39,251,653	26,852,511
Net unrealized gain (loss)	31,311,400	(12,044,897)
Change in net assets from operations	$75,021,771	$19,510,852
Total distributions to shareholders	$(34,274,708)	$(29,000,528)
Change in net assets from fund share transactions	$(4,606,347)	$7,487,660
Total change in net assets	$36,140,716	$(2,002,016)
Net assets
At beginning of period	295,552,025	297,554,041
At end of period	$331,692,741	$295,552,025
See Notes to Financial Statements
9

MFS Blended Research Value Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.88	$16.53	$13.45	$15.05	$16.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.22	$0.20	$0.19
Net realized and unrealized gain (loss)	3.82	0.81	3.36	(0.68)	0.29
Total from investment operations	$4.01	$1.03	$3.58	$(0.48)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.18)	$(0.15)	$(0.01)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.87)	$(1.68)	$(0.50)	$(1.12)	$(1.71)
Net asset value, end of period (x)	$18.02	$15.88	$16.53	$13.45	$15.05
Total return (%) (r)(s)(t)(x)	26.71	6.23	27.03	(3.51)	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.84	0.85	0.86	0.86
Expenses after expense reductions	0.67	0.74	0.74	0.74	0.74
Net investment income (loss)	1.16	1.34	1.49	1.41	1.17
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$45,179	$28,907	$26,761	$22,380	$17,572

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.68	$16.30	$13.21	$14.85	$16.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.10	$0.09	$0.09
Net realized and unrealized gain (loss)	3.75	0.81	3.31	(0.68)	0.28
Total from investment operations	$3.82	$0.90	$3.41	$(0.59)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$—	$(0.08)	$(0.10)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.72)	$(1.52)	$(0.32)	$(1.05)	$(1.80)
Net asset value, end of period (x)	$17.78	$15.68	$16.30	$13.21	$14.85
Total return (%) (r)(s)(t)(x)	25.72	5.51	26.05	(4.29)	2.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.49	1.59	1.60	1.61	1.60
Expenses after expense reductions	1.42	1.49	1.49	1.49	1.49
Net investment income (loss)	0.41	0.59	0.71	0.67	0.56
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$247	$241	$329	$560	$439

See Notes to Financial Statements
10

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.50	$16.16	$13.19	$14.78	$16.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.11	$0.09	$0.08
Net realized and unrealized gain (loss)	3.70	0.81	3.27	(0.67)	0.28
Total from investment operations	$3.77	$0.90	$3.38	$(0.58)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.09)	$(0.04)	$(0.10)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.73)	$(1.56)	$(0.41)	$(1.01)	$(1.80)
Net asset value, end of period (x)	$17.54	$15.50	$16.16	$13.19	$14.78
Total return (%) (r)(s)(t)(x)	25.70	5.52	25.97	(4.20)	2.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.48	1.59	1.60	1.61	1.61
Expenses after expense reductions	1.42	1.49	1.49	1.49	1.49
Net investment income (loss)	0.41	0.59	0.75	0.67	0.53
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$1,975	$1,479	$1,389	$966	$974

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.74	$16.40	$13.35	$14.93	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.26	$0.23	$0.25
Net realized and unrealized gain (loss)	3.77	0.80	3.33	(0.67)	0.27
Total from investment operations	$4.00	$1.06	$3.59	$(0.44)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.28)	$(0.22)	$(0.17)	$(0.26)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.90)	$(1.72)	$(0.54)	$(1.14)	$(1.96)
Net asset value, end of period (x)	$17.84	$15.74	$16.40	$13.35	$14.93
Total return (%) (r)(s)(t)(x)	26.99	6.48	27.34	(3.24)	3.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.48	0.59	0.60	0.61	0.61
Expenses after expense reductions	0.42	0.49	0.49	0.49	0.49
Net investment income (loss)	1.41	1.59	1.74	1.67	1.61
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$71,343	$60,210	$59,883	$52,655	$56,857

See Notes to Financial Statements
11

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.61	$16.28	$13.26	$14.84	$16.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.22	$0.20	$0.20
Net realized and unrealized gain (loss)	3.74	0.79	3.31	(0.67)	0.28
Total from investment operations	$3.93	$1.01	$3.53	$(0.47)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.24)	$(0.19)	$(0.14)	$(0.16)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.86)	$(1.68)	$(0.51)	$(1.11)	$(1.86)
Net asset value, end of period (x)	$17.68	$15.61	$16.28	$13.26	$14.84
Total return (%) (r)(s)(t)(x)	26.72	6.21	27.00	(3.49)	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.84	0.85	0.86	0.86
Expenses after expense reductions	0.67	0.74	0.74	0.74	0.74
Net investment income (loss)	1.16	1.34	1.49	1.42	1.27
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$151	$119	$112	$88	$92

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.67	$16.33	$13.30	$14.89	$16.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.18	$0.18	$0.16	$0.16
Net realized and unrealized gain (loss)	3.75	0.80	3.32	(0.68)	0.29
Total from investment operations	$3.90	$0.98	$3.50	$(0.52)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.20)	$(0.15)	$(0.10)	$(0.17)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.82)	$(1.64)	$(0.47)	$(1.07)	$(1.87)
Net asset value, end of period (x)	$17.75	$15.67	$16.33	$13.30	$14.89
Total return (%) (r)(s)(t)(x)	26.36	5.99	26.70	(3.79)	2.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98	1.09	1.10	1.11	1.11
Expenses after expense reductions	0.92	0.99	0.99	0.99	0.99
Net investment income (loss)	0.91	1.09	1.24	1.17	1.03
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$191	$146	$136	$105	$111

See Notes to Financial Statements
12

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.70	$16.36	$13.32	$14.90	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.22	$0.20	$0.21
Net realized and unrealized gain (loss)	3.76	0.80	3.33	(0.67)	0.27
Total from investment operations	$3.95	$1.02	$3.55	$(0.47)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.24)	$(0.19)	$(0.14)	$(0.24)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.86)	$(1.68)	$(0.51)	$(1.11)	$(1.94)
Net asset value, end of period (x)	$17.79	$15.70	$16.36	$13.32	$14.90
Total return (%) (r)(s)(t)(x)	26.67	6.24	27.01	(3.48)	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.84	0.85	0.86	0.86
Expenses after expense reductions	0.67	0.74	0.74	0.74	0.74
Net investment income (loss)	1.16	1.33	1.49	1.43	1.33
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$348	$263	$336	$292	$312

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.77	$16.42	$13.37	$14.96	$16.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.26	$0.23	$0.24
Net realized and unrealized gain (loss)	3.78	0.81	3.33	(0.68)	0.30
Total from investment operations	$4.01	$1.07	$3.59	$(0.45)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.28)	$(0.22)	$(0.17)	$(0.25)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.90)	$(1.72)	$(0.54)	$(1.14)	$(1.95)
Net asset value, end of period (x)	$17.88	$15.77	$16.42	$13.37	$14.96
Total return (%) (r)(s)(t)(x)	27.00	6.54	27.30	(3.29)	3.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.48	0.59	0.60	0.61	0.61
Expenses after expense reductions	0.42	0.49	0.49	0.49	0.49
Net investment income (loss)	1.40	1.59	1.74	1.67	1.53
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$162	$128	$120	$94	$97

See Notes to Financial Statements
13

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.79	$16.44	$13.39	$14.97	$16.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.27	$0.27	$0.25	$0.25
Net realized and unrealized gain (loss)	3.79	0.82	3.33	(0.68)	0.29
Total from investment operations	$4.04	$1.09	$3.60	$(0.43)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.30)	$(0.23)	$(0.18)	$(0.26)
From net realized gain	(1.65)	(1.44)	(0.32)	(0.97)	(1.70)
Total distributions declared to shareholders	$(1.92)	$(1.74)	$(0.55)	$(1.15)	$(1.96)
Net asset value, end of period (x)	$17.91	$15.79	$16.44	$13.39	$14.97
Total return (%) (r)(s)(t)(x)	27.12	6.60	27.34	(3.15)	3.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.41	0.52	0.53	0.53	0.52
Expenses after expense reductions	0.35	0.42	0.42	0.42	0.40
Net investment income (loss)	1.48	1.66	1.81	1.75	1.61
Portfolio turnover rate	50	48	55	51	49
Net assets at end of period (000 omitted)	$212,096	$204,059	$208,489	$161,572	$162,638

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Blended Research Value Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
15

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$328,887,330	$—	$—	$328,887,330
Investment Companies	2,228,325	—	—	2,228,325
Total	$331,115,655	$—	$—	$331,115,655
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
16

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$6,862,481	$10,320,028
Long-term capital gains	27,412,227	18,680,500
Total distributions	$34,274,708	$29,000,528
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$235,002,671
Gross appreciation	104,674,356
Gross depreciation	(8,561,372)
Net unrealized appreciation (depreciation)	$96,112,984
Undistributed ordinary income	7,811,082
Undistributed long-term capital gain	14,775,023
Total distributable earnings (loss)	$118,699,089
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26	Year ended 5/31/25
Class A	$3,713,516	$2,684,044
Class B	23,528	24,445
Class C	149,780	128,652
Class I	7,070,679	6,033,750
Class R1	14,217	11,597
Class R2	16,935	13,767
Class R3	31,322	35,044
Class R4	15,380	12,560
Class R6	23,239,351	20,056,669
Total	$34,274,708	$29,000,528
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $43,189, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.28% of the fund's average daily net assets.
For the period from June 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement terminated on September 30, 2025. For the period from June 1, 2025 through September 30, 2025, this reduction amounted to $75,792, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.34%
18

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the period from October 1, 2025 through May 31, 2026, this reduction amounted to $72,300, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,818 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$88,586
Class B	0.75%	0.25%	1.00%	1.00%	2,395
Class C	0.75%	0.25%	1.00%	1.00%	15,898
Class R1	0.75%	0.25%	1.00%	0.25%	333
Class R2	0.25%	0.25%	0.50%	0.50%	826
Class R3	—	0.25%	0.25%	0.25%	738
Total Distribution and Service Fees					$108,776
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $10 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations. For the year ended May 31, 2026, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$875
Class B	—
Class C	109
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $12,600, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $78,048.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.
19

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	5	$46
8/19/2024	Redemption	Class C	5,586	92,285
8/19/2024	Redemption	Class I	5	47
At May 31, 2026, MFS held approximately 80% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $10,434, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $154,372,713 and $188,782,350, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	764,462	$12,961,870	399,110	$6,405,540
Class B	150	2,360	—	—
Class C	27,853	457,944	28,347	445,650
Class I	439,706	7,511,251	286,208	4,579,721
Class R2	473	7,758	152	2,458
Class R3	1,532	25,928	1,172	19,436
Class R6	533,376	8,801,555	1,159,390	18,188,643
	1,767,552	$29,768,666	1,874,379	$29,641,448
Shares issued to shareholders in reinvestment of distributions
Class A	232,489	$3,712,845	168,876	$2,683,438
Class B	1,488	23,528	1,552	24,445
Class C	9,601	149,780	8,268	128,652
Class I	447,795	7,070,679	383,582	6,033,750
Class R1	908	14,217	743	11,597
Class R2	1,075	16,935	877	13,767
Class R3	1,987	31,322	2,231	35,044
Class R4	972	15,379	797	12,560
Class R6	1,467,131	23,239,351	1,271,018	20,056,669
	2,163,446	$34,274,036	1,837,944	$28,999,922
20

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(309,451)	$(5,192,281)	(367,063)	$(5,928,918)
Class B	(3,083)	(50,490)	(6,376)	(104,177)
Class C	(20,299)	(335,191)	(27,102)	(426,932)
Class I	(713,808)	(11,894,553)	(497,481)	(8,141,696)
Class R2	(122)	(2,044)	(1)	(22)
Class R3	(745)	(12,501)	(7,151)	(113,088)
Class R6	(3,076,970)	(51,161,989)	(2,189,405)	(36,438,877)
	(4,124,478)	$(68,649,049)	(3,094,579)	$(51,153,710)
Net change
Class A	687,500	$11,482,434	200,923	$3,160,060
Class B	(1,445)	(24,602)	(4,824)	(79,732)
Class C	17,155	272,533	9,513	147,370
Class I	173,693	2,687,377	172,309	2,471,775
Class R1	908	14,217	743	11,597
Class R2	1,426	22,649	1,028	16,203
Class R3	2,774	44,749	(3,748)	(58,608)
Class R4	972	15,379	797	12,560
Class R6	(1,076,463)	(19,121,083)	241,003	1,806,435
	(193,480)	$(4,606,347)	617,744	$7,487,660
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were the owners of record of approximately 12%, 10%, 9%, 8%, 8%, 6%, 5%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2070 Fund, was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $1,391 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
21

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,013,676	$31,549,126	$31,334,912	$360	$75	$2,228,325

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$81,530	$—
22

MFS Blended Research Value Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Value Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Value Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
23

MFS Blended Research Value Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $32,698,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 78.30% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research Growth Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Growth Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.6%
BWX Technologies, Inc.	27,081	$5,304,626
Curtiss-Wright Corp.	5,775	4,317,448
Leidos Holdings, Inc.	7,961	1,017,416
		$10,639,490
Auto & Auto Components – 2.4%
Tesla, Inc. (a)	36,424	$15,873,215
Brokerage & Asset Managers – 1.8%
Interactive Brokers Group, Inc.	56,865	$4,945,549
Northern Trust Corp.	39,744	6,575,645
		$11,521,194
Business Services – 1.0%
Dropbox, Inc. (a)	152,372	$4,095,759
GoDaddy, Inc. (a)	10,025	860,446
Verisk Analytics, Inc., “A”	7,984	1,397,120
		$6,353,325
Consumer Products – 1.0%
Colgate-Palmolive Co.	74,437	$6,709,007
Consumer Services – 1.3%
Airbnb, Inc., “A” (a)	51,344	$6,844,669
Uber Technologies, Inc. (a)	19,467	1,370,477
		$8,215,146
Diversified Financial Services – 1.8%
Mastercard, Inc., “A”	14,955	$7,387,471
Visa, Inc., “A”	13,444	4,387,584
		$11,775,055
Electrical Equipment – 0.4%
Amphenol Corp., “A”	17,000	$2,528,920
Energy - Independent – 0.3%
Valero Energy Corp.	8,194	$2,006,055
Energy - Renewables – 1.7%
GE Vernova, Inc.	11,527	$11,161,825
Entertainment & Leisure – 0.2%
Roblox Corp., “A” (a)	27,635	$1,302,990
Food & Beverages – 1.2%
Monster Worldwide, Inc. (a)	91,676	$8,074,822
BRWFS-ANN
1

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 0.8%
Citigroup, Inc.	43,511	$5,478,035
Hardware, Peripherals, & Assembly – 15.1%
Apple, Inc.	267,891	$83,598,065
Arista Networks, Inc. (a)	53,604	8,548,230
Micron Technology, Inc.	6,916	6,715,436
		$98,861,731
Health Maintenance Organizations – 0.6%
Cigna Group	14,211	$3,942,131
Insurance – 0.8%
Equitable Holdings, Inc.	128,101	$5,296,976
Interactive Media Services – 10.4%
Alphabet, Inc., “A”	70,805	$26,929,974
Alphabet, Inc., “C”	49,444	18,612,205
AppLovin Corp. (a)	4,140	2,538,192
Meta Platforms, Inc., “A”	32,211	20,373,780
		$68,454,151
Internet – 0.1%
Etsy, Inc. (a)	10,323	$701,138
Machinery & Tools – 1.4%
Caterpillar, Inc.	8,174	$7,159,362
Flowserve Corp.	22,071	1,666,581
		$8,825,943
Media – 2.6%
Netflix, Inc. (a)	13,794	$1,186,560
Roku, Inc. (a)	48,980	6,376,217
Spotify Technology S.A. (a)	9,149	4,553,274
TKO Group Holdings, Inc.	25,173	5,164,996
		$17,281,047
Medical & Health Technology & Services – 1.3%
IQVIA Holdings, Inc. (a)	17,739	$3,232,223
McKesson Corp.	7,425	5,512,617
		$8,744,840
Medical Equipment – 0.8%
DexCom, Inc. (a)	73,990	$5,456,023
Non-Global Systemically Important Banks – 0.9%
Popular, Inc.	39,487	$5,865,004
Pharmaceuticals & Biotechnology – 4.5%
AbbVie, Inc.	4,093	$891,128
Bristol-Myers Squibb Co.	118,857	6,796,243
Eli Lilly & Co.	8,963	9,904,115
Gilead Sciences, Inc.	42,454	5,707,091
2

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Illumina, Inc. (a)	18,654	$3,039,856
Incyte Corp. (a)	29,896	2,892,139
		$29,230,572
Real Estate – 0.1%
CBRE Group, Inc., “A” (a)	6,017	$752,366
Restaurants – 0.3%
Aramark	33,503	$1,788,390
Retail & E-commerce – 6.5%
Amazon.com, Inc. (a)	98,403	$26,631,788
Costco Wholesale Corp.	2,000	1,912,640
O'Reilly Automotive, Inc. (a)	79,599	6,915,561
Ross Stores, Inc.	24,284	5,627,331
TJX Cos., Inc.	9,853	1,524,752
		$42,612,072
Semiconductor & Electronic Components – 21.7%
Advanced Micro Devices (a)	8,417	$4,344,014
Broadcom, Inc.	69,241	30,934,802
KLA Corp.	2,455	4,717,798
Lam Research Corp.	31,101	9,895,716
NVIDIA Corp.	438,452	92,574,755
		$142,467,085
Software – 14.5%
Autodesk, Inc. (a)	31,268	$7,232,601
Datadog, Inc., “A” (a)	48,464	11,987,571
Guidewire Software, Inc. (a)	23,190	3,540,417
Microsoft Corp.	123,774	55,728,006
Okta, Inc. (a)	78,094	9,626,647
Palantir Technologies, Inc. (a)	4,160	651,206
Pegasystems, Inc.	56,251	2,009,848
Salesforce, Inc.	17,227	3,292,080
Snowflake, Inc., “A” (a)	3,443	879,859
		$94,948,235
Travel, Gaming, & Lodging – 1.7%
Marriott International, Inc., “A”	5,111	$1,919,691
Viking Holdings Ltd. (a)	99,633	9,177,196
		$11,096,887
Utilities – 0.6%
NRG Energy, Inc.	10,775	$1,444,712
PG&E Corp.	155,009	2,532,847
		$3,977,559
Total Common Stocks (Identified Cost, $365,553,610)		$651,941,229
3

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $2,216,739)	2,216,631	$2,216,852
Other Assets, Less Liabilities – 0.3%		1,767,790
Net Assets – 100.0%		$655,925,871

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,216,852 and
$651,941,229, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
4

MFS Blended Research Growth Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $365,553,610)	$651,941,229
Investments in affiliated issuers, at value (identified cost, $2,216,739)	2,216,852
Receivables for
Fund shares sold	12,038,184
Dividends	207,286
Receivable from investment adviser	10,459
Other assets	838
Total assets	$666,414,848
Liabilities
Payables for
Investments purchased	$9,092,905
Fund shares reacquired	1,215,850
Payable to affiliates
Administrative services fee	1,075
Shareholder servicing costs	74,923
Distribution and service fees	5,653
Payable for independent Trustees' compensation	2,193
Accrued expenses and other liabilities	96,378
Total liabilities	$10,488,977
Net assets	$655,925,871
Net assets consist of
Paid-in capital	$358,460,514
Total distributable earnings (loss)	297,465,357
Net assets	$655,925,871
Shares of beneficial interest outstanding	21,844,281

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$176,246,372	5,927,456	$29.73
Class B	511,773	18,330	27.92
Class C	5,483,966	196,781	27.87
Class I	229,637,510	7,621,887	30.13
Class R1	1,017,181	36,437	27.92
Class R2	801,972	27,102	29.59
Class R3	2,304,429	76,953	29.95
Class R4	251,052	8,317	30.19
Class R6	239,671,616	7,931,018	30.22

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.54 [100 / 94.25 x $29.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Blended Research Growth Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,889,541
Dividends from affiliated issuers	175,133
Other	9,504
Income on securities loaned	1
Foreign taxes withheld	(10,462)
Total investment income	$3,063,717
Expenses
Management fee	$1,491,698
Distribution and service fees	432,865
Shareholder servicing costs	288,412
Administrative services fee	76,899
Independent Trustees' compensation	12,009
Custodian fee	27,563
Shareholder communications	30,023
Audit and tax fees	73,805
Legal fees	2,302
Registration fees	157,089
Miscellaneous	38,430
Total expenses	$2,631,095
Reduction of expenses by investment adviser and distributor	(220,544)
Net expenses	$2,410,551
Net investment income (loss)	$653,166
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$34,829,606
Affiliated issuers	240
Net realized gain (loss)	$34,829,846
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$93,013,491
Affiliated issuers	113
Net unrealized gain (loss)	$93,013,604
Net realized and unrealized gain (loss)	$127,843,450
Change in net assets from operations	$128,496,616
See Notes to Financial Statements
6

MFS Blended Research Growth Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$653,166	$813,781
Net realized gain (loss)	34,829,846	25,409,582
Net unrealized gain (loss)	93,013,604	30,803,276
Change in net assets from operations	$128,496,616	$57,026,639
Total distributions to shareholders	$(32,183,969)	$(18,266,705)
Change in net assets from fund share transactions	$130,509,287	$51,538,250
Total change in net assets	$226,821,934	$90,298,184
Net assets
At beginning of period	429,103,937	338,805,753
At end of period	$655,925,871	$429,103,937
See Notes to Financial Statements
7

MFS Blended Research Growth Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.68	$22.33	$16.25	$15.89	$20.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00 (w)	$0.00 (w)	$0.07	$0.01
Net realized and unrealized gain (loss)	6.85	3.54	6.19	0.62	(0.76)
Total from investment operations	$6.83	$3.54	$6.19	$0.69	$(0.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.11)	$(0.00)(w)	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.19)	$(0.11)	$(0.33)	$(3.46)
Net asset value, end of period (x)	$29.73	$24.68	$22.33	$16.25	$15.89
Total return (%) (r)(s)(t)(x)	28.23	15.64	38.18	4.54	(6.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.83	0.85	0.87	0.86
Expenses after expense reductions	0.67	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.07)	0.00 (w)	0.01	0.50	0.03
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$176,246	$118,765	$72,063	$19,925	$15,472

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$23.43	$21.37	$15.59	$15.37	$19.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.17)	$(0.13)	$(0.04)	$(0.14)
Net realized and unrealized gain (loss)	6.48	3.37	5.92	0.59	(0.70)
Total from investment operations	$6.27	$3.20	$5.79	$0.55	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.14)	$(0.01)	$(0.33)	$(3.46)
Net asset value, end of period (x)	$27.92	$23.43	$21.37	$15.59	$15.37
Total return (%) (r)(s)(t)(x)	27.31	14.76	37.14	3.77	(7.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47	1.58	1.60	1.62	1.63
Expenses after expense reductions	1.42	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.81)	(0.74)	(0.73)	(0.24)	(0.73)
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$512	$514	$854	$478	$467

See Notes to Financial Statements
8

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$23.39	$21.34	$15.58	$15.36	$19.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.17)	$(0.14)	$(0.04)	$(0.14)
Net realized and unrealized gain (loss)	6.47	3.36	5.93	0.59	(0.70)
Total from investment operations	$6.26	$3.19	$5.79	$0.55	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$—	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.14)	$(0.03)	$(0.33)	$(3.46)
Net asset value, end of period (x)	$27.87	$23.39	$21.34	$15.58	$15.36
Total return (%) (r)(s)(t)(x)	27.32	14.73	37.16	3.77	(7.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46	1.58	1.60	1.62	1.63
Expenses after expense reductions	1.42	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.82)	(0.74)	(0.73)	(0.26)	(0.74)
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$5,484	$3,466	$2,067	$1,056	$874

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.97	$22.57	$16.39	$16.00	$20.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.11	$0.05
Net realized and unrealized gain (loss)	6.94	3.57	6.25	0.63	(0.75)
Total from investment operations	$6.99	$3.63	$6.30	$0.74	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$(0.12)	$(0.02)	$(0.05)
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.83)	$(1.23)	$(0.12)	$(0.35)	$(3.51)
Net asset value, end of period (x)	$30.13	$24.97	$22.57	$16.39	$16.00
Total return (%) (r)(s)(t)(x)	28.58	15.90	38.56	4.81	(6.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46	0.58	0.60	0.62	0.64
Expenses after expense reductions	0.41	0.49	0.49	0.49	0.49
Net investment income (loss)	0.18	0.26	0.27	0.76	0.27
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$229,638	$101,949	$67,182	$54,445	$53,045

See Notes to Financial Statements
9

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$23.43	$21.37	$15.58	$15.36	$19.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.17)	$(0.13)	$(0.03)	$(0.13)
Net realized and unrealized gain (loss)	6.48	3.37	5.92	0.58	(0.71)
Total from investment operations	$6.27	$3.20	$5.79	$0.55	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.14)	$—	$(0.33)	$(3.46)
Net asset value, end of period (x)	$27.92	$23.43	$21.37	$15.58	$15.36
Total return (%) (r)(s)(t)(x)	27.32	14.76	37.16	3.77	(7.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47	1.58	1.60	1.62	1.63
Expenses after expense reductions	1.42	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.82)	(0.74)	(0.73)	(0.23)	(0.70)
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$1,017	$840	$1,144	$918	$495

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.62	$22.30	$16.23	$15.91	$20.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.06)	$(0.04)	$0.04	$(0.04)
Net realized and unrealized gain (loss)	6.84	3.52	6.17	0.61	(0.74)
Total from investment operations	$6.75	$3.46	$6.13	$0.65	$(0.78)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$—	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.14)	$(0.06)	$(0.33)	$(3.46)
Net asset value, end of period (x)	$29.59	$24.62	$22.30	$16.23	$15.91
Total return (%) (r)(s)(t)(x)	27.96	15.32	37.82	4.28	(7.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96	1.08	1.10	1.12	1.13
Expenses after expense reductions	0.92	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.32)	(0.24)	(0.23)	0.25	(0.23)
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$802	$502	$383	$253	$200

See Notes to Financial Statements
10

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.84	$22.47	$16.33	$15.97	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$0.00 (w)	$0.08	$0.00
Net realized and unrealized gain (loss)	6.91	3.56	6.23	0.61	(0.74)
Total from investment operations	$6.89	$3.54	$6.23	$0.69	$(0.74)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.09)	$(0.00)(w)	$—
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.78)	$(1.17)	$(0.09)	$(0.33)	$(3.46)
Net asset value, end of period (x)	$29.95	$24.84	$22.47	$16.33	$15.97
Total return (%) (r)(s)(t)(x)	28.29	15.58	38.22	4.52	(6.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.85	0.85	0.87	0.88
Expenses after expense reductions	0.67	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.06)	(0.09)	0.02	0.51	0.02
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$2,304	$1,135	$203	$147	$122

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.01	$22.60	$16.42	$16.03	$20.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.05	$0.11	$0.05
Net realized and unrealized gain (loss)	6.96	3.58	6.25	0.63	(0.75)
Total from investment operations	$7.01	$3.64	$6.30	$0.74	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$(0.12)	$(0.02)	$(0.04)
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.83)	$(1.23)	$(0.12)	$(0.35)	$(3.50)
Net asset value, end of period (x)	$30.19	$25.01	$22.60	$16.42	$16.03
Total return (%) (r)(s)(t)(x)	28.60	15.92	38.51	4.80	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46	0.58	0.60	0.62	0.63
Expenses after expense reductions	0.42	0.49	0.49	0.49	0.49
Net investment income (loss)	0.18	0.26	0.27	0.76	0.27
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$251	$195	$168	$122	$116

See Notes to Financial Statements
11

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.03	$22.62	$16.43	$16.03	$20.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.06	$0.13	$0.07
Net realized and unrealized gain (loss)	6.97	3.58	6.26	0.62	(0.75)
Total from investment operations	$7.04	$3.66	$6.32	$0.75	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.13)	$(0.02)	$(0.06)
From net realized gain	(1.78)	(1.14)	—	(0.33)	(3.46)
Total distributions declared to shareholders	$(1.85)	$(1.25)	$(0.13)	$(0.35)	$(3.52)
Net asset value, end of period (x)	$30.22	$25.03	$22.62	$16.43	$16.03
Total return (%) (r)(s)(t)(x)	28.70	15.97	38.63	4.91	(6.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.39	0.51	0.53	0.54	0.54
Expenses after expense reductions	0.35	0.42	0.42	0.42	0.40
Net investment income (loss)	0.26	0.33	0.34	0.82	0.36
Portfolio turnover rate	52	46	48	64	55
Net assets at end of period (000 omitted)	$239,672	$201,737	$194,742	$168,286	$158,585

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Blended Research Growth Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
13

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$651,941,229	$—	$—	$651,941,229
Investment Companies	2,216,852	—	—	2,216,852
Total	$654,158,081	$—	$—	$654,158,081
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
14

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$6,357,612	$4,715,175
Long-term capital gains	25,826,357	13,551,530
Total distributions	$32,183,969	$18,266,705
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$371,034,204
Gross appreciation	290,582,977
Gross depreciation	(7,459,100)
Net unrealized appreciation (depreciation)	$283,123,877
Undistributed ordinary income	175,678
Undistributed long-term capital gain	15,011,400
Post-October capital loss deferral	(845,598)
Total distributable earnings (loss)	$297,465,357
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26	Year ended 5/31/25
Class A	$9,436,749	$4,890,778
Class B	37,667	40,569
Class C	278,178	136,161
Class I	9,629,085	3,952,537
Class R1	63,867	58,364
Class R2	40,709	20,600
Class R3	81,603	10,696
Class R4	14,248	9,192
Class R6	12,601,863	9,147,808
Total	$32,183,969	$18,266,705
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $69,920, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.28% of the fund's average daily net assets.
For the period from June 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement terminated on September 30, 2025. For the period from June 1, 2025 through September 30, 2025, this reduction amounted to $81,834, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
16

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the period from October 1, 2025 through May 31, 2026, this reduction amounted to $68,768, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,085 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$369,432
Class B	0.75%	0.25%	1.00%	1.00%	5,414
Class C	0.75%	0.25%	1.00%	1.00%	41,975
Class R1	0.75%	0.25%	1.00%	1.00%	9,363
Class R2	0.25%	0.25%	0.50%	0.50%	3,220
Class R3	—	0.25%	0.25%	0.25%	3,461
Total Distribution and Service Fees					$432,865
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $22 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$11,441
Class B	—
Class C	163
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $44,590, which equated to 0.0088% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $243,822.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
17

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$36
8/19/2024	Redemption	Class C	5,968	72,131
8/19/2024	Redemption	Class I	2	30
At May 31, 2026, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $9,432, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $364,437,220 and $266,715,607, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,097,940	$57,702,508	2,620,692	$63,759,642
Class B	1,434	39,201	7,839	190,748
Class C	64,991	1,667,727	72,382	1,665,969
Class I	4,653,153	130,847,938	1,770,690	43,706,811
Class R1	277	7,125	1,861	42,440
Class R2	5,361	148,837	4,485	107,203
Class R3	28,775	802,786	49,371	1,135,062
Class R6	1,833,366	51,659,722	1,659,352	37,677,050
	8,685,297	$242,875,844	6,186,672	$148,284,925
Shares issued to shareholders in reinvestment of distributions
Class A	342,227	$9,428,359	190,256	$4,885,764
Class B	1,451	37,667	1,658	40,569
Class C	10,717	277,678	5,560	135,766
Class I	345,366	9,628,813	152,313	3,952,531
Class R1	2,461	63,867	2,385	58,364
Class R2	1,483	40,709	803	20,600
Class R3	2,942	81,603	414	10,696
Class R4	511	14,248	353	9,192
Class R6	450,872	12,601,863	351,704	9,147,808
	1,158,030	$32,174,807	705,446	$18,261,290
18

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,325,786)	$(36,175,604)	(1,224,773)	$(28,991,437)
Class B	(6,505)	(169,268)	(27,508)	(640,037)
Class C	(27,104)	(688,920)	(26,629)	(615,925)
Class I	(1,460,054)	(40,394,075)	(816,651)	(20,180,890)
Class R1	(2,167)	(55,070)	(21,913)	(488,423)
Class R2	(118)	(3,306)	(2,063)	(47,211)
Class R3	(459)	(12,589)	(13,117)	(265,526)
Class R6	(2,412,153)	(67,042,532)	(2,561,651)	(63,778,516)
	(5,234,346)	$(144,541,364)	(4,694,305)	$(115,007,965)
Net change
Class A	1,114,381	$30,955,263	1,586,175	$39,653,969
Class B	(3,620)	(92,400)	(18,011)	(408,720)
Class C	48,604	1,256,485	51,313	1,185,810
Class I	3,538,465	100,082,676	1,106,352	27,478,452
Class R1	571	15,922	(17,667)	(387,619)
Class R2	6,726	186,240	3,225	80,592
Class R3	31,258	871,800	36,668	880,232
Class R4	511	14,248	353	9,192
Class R6	(127,915)	(2,780,947)	(550,595)	(16,953,658)
	4,608,981	$130,509,287	2,197,813	$51,538,250
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 6%, 5%, 4%, 4%, 4%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2070 Fund and the MFS Lifetime 2065 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $2,343 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
19

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,522,680	$86,399,737	$86,705,918	$240	$113	$2,216,852

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$175,133	$—
20

MFS Blended Research Growth Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Growth Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Growth Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Blended Research Growth Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $30,253,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 44.74% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Alcoholic Beverages – 1.2%
China Resources Beer Holdings Co. Ltd.	20,966,500	$64,743,623
Kweichow Moutai Co. Ltd., “A”	296,428	58,072,043
		$122,815,666
Apparel, Footwear, & Accessories – 0.6%
ANTA Sports Products Ltd.	6,641,000	$64,233,026
Auto & Auto Components – 1.6%
Mahindra & Mahindra Ltd.	3,568,300	$114,395,942
Maruti Suzuki India Ltd.	205,896	28,450,493
PT Astra International Tbk	91,248,700	25,531,253
		$168,377,688
Business Services – 1.4%
Infosys Ltd.	7,417,960	$90,647,471
Tata Consultancy Services Ltd.	2,357,242	56,050,252
		$146,697,723
Chemicals – 0.5%
UPL Ltd.	6,882,288	$46,712,624
Conglomerates – 1.0%
KOC Holding A.S.	13,328,944	$54,559,571
LG Corp.	524,870	51,059,019
		$105,618,590
Construction – 2.0%
Anhui Conch Cement Co. Ltd.	14,508,500	$35,230,353
Midea Group Co. Ltd., “A”	9,542,642	113,986,394
Techtronic Industries Co. Ltd.	4,163,500	61,786,555
		$211,003,302
Consumer Products – 0.8%
Dabur India Ltd.	7,162,587	$33,430,432
Hindustan Unilever Ltd.	2,170,497	49,201,740
		$82,632,172
Consumer Services – 1.7%
MakeMyTrip Ltd. (a)	1,727,761	$80,755,549
Trip.com Group Ltd. (a)	1,936,350	91,123,516
		$171,879,065
Diversified Financial Services – 0.9%
B3 S.A. - Brasil Bolsa Balcao	23,443,600	$76,680,655
SM Investments Corp.	1,386,400	12,919,252
		$89,599,907
FEMFS-ANN
1

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.0%
WEG S.A.	11,560,500	$101,063,138
Energy - Independent – 2.9%
Bharat Petroleum Corp. Ltd.	20,311,887	$63,736,563
Galp Energia SGPS S.A., “B”	1,857,102	40,365,708
Petronet LNG Ltd.	9,749,917	27,818,053
PT United Tractors Tbk	34,926,400	44,806,252
Reliance Industries Ltd.	8,711,743	121,157,419
		$297,883,995
Engineering - Construction – 1.8%
Doosan Bobcat, Inc.	844,874	$36,272,958
Samsung E&A Co. Ltd.	4,392,850	154,201,569
		$190,474,527
Entertainment & Leisure – 5.3%
NetEase, Inc., ADR	853,176	$104,787,076
Tencent Holdings Ltd.	8,138,300	443,629,721
		$548,416,797
Food & Beverages – 1.2%
Gruma S.A.B. de C.V.	3,727,151	$62,508,302
Kwality Walls (India) Ltd. (a)	2,172,703	617,276
Orion Corp.	675,689	58,108,357
		$121,233,935
Food & Drug Stores – 1.2%
BIM Birlesik Magazalar A.S.	6,856,884	$55,418,859
Walmart de Mexico S.A.B. de C.V.	21,137,424	63,886,544
		$119,305,403
Global Systemically Important Banks – 1.4%
China Construction Bank Corp.	131,501,490	$142,460,367
Hardware, Peripherals, & Assembly – 18.7%
EPAM Systems, Inc. (a)	589,257	$60,375,272
Hon Hai Precision Industry Co. Ltd.	35,145,000	324,237,602
Largan Precision Co. Ltd.	784,000	87,971,780
Lenovo Group Ltd.	19,888,000	60,905,715
Samsung Electronics Co. Ltd.	5,047,121	1,061,670,443
SK hynix, Inc.	183,903	284,701,858
Xiaomi Corp., “B” (a)	13,609,200	48,692,974
		$1,928,555,644
Insurance – 4.2%
AIA Group Ltd.	7,327,000	$76,898,487
Hyundai Marine & Fire Insurance Co. Ltd. (a)	2,402,931	55,090,422
Ping An Insurance Co. of China Ltd., “H”	16,288,000	124,806,288
Samsung Fire & Marine Insurance Co. Ltd.	453,830	171,353,198
		$428,148,395
2

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.6%
Mercadolibre, Inc. (a)	35,405	$60,034,488
Machinery & Tools – 2.0%
Delta Electronics, Inc.	2,633,000	$205,509,409
Medical & Health Technology & Services – 0.5%
Bumrungrad Hospital PCL	4,751,700	$26,207,717
Hangzhou Tigermed Consulting Co. Ltd., “A”	5,038,815	29,368,366
		$55,576,083
Metals & Mining – 2.2%
Gold Fields Ltd., ADR	1,884,261	$75,106,644
Industries Qatar Q.P.S.C.	15,932,106	52,902,818
Vale S.A., ADR	6,303,417	102,430,526
		$230,439,988
Natural Gas - Pipeline – 0.7%
ADNOC Gas PLC	75,631,191	$70,625,626
Non-Global Systemically Important Banks – 11.5%
Axis Bank Ltd.	4,754,907	$64,396,456
Bandhan Bank Ltd.	21,881,353	47,977,746
Bangkok Bank Public Co. Ltd.	13,084,600	69,554,027
Bank Negara Indonesia PT	153,223,400	31,725,046
China Merchants Bank Co. Ltd.	19,525,000	117,345,826
Credicorp Ltd.	136,703	46,838,549
Emirates NBD Bank PJSC	4,157,487	31,262,365
Grupo Financiero Banorte S.A. de C.V.	4,058,190	42,318,750
HDFC Bank Ltd.	27,762,873	217,587,864
ICICI Bank Ltd.	2,901,700	38,375,746
Kasikornbank PLC	12,382,000	76,472,023
Kotak Mahindra Bank Ltd.	18,014,514	72,854,487
National Bank of Greece S.A.	3,338,327	57,725,938
PT Bank Central Asia Tbk	212,700,400	67,845,119
Saudi Awwal Bank	9,018,379	82,671,278
Saudi National Bank	8,726,556	91,856,036
Saudi Tadawul Group Holding Co.	878,544	32,542,135
Sberbank of Russia PJSC (a)(u)	50,760,059	0
		$1,189,349,391
Oil Services – 0.7%
ADNOC Drilling Co. PJSC	43,861,154	$71,169,442
Pharmaceuticals & Biotechnology – 0.8%
Hugel, Inc. (a)	172,891	$28,509,233
WuXi AppTec Co. Ltd., “A”	3,918,300	58,816,036
		$87,325,269
Real Estate – 0.4%
Emaar Properties PJSC	11,435,889	$36,676,043
3

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 5.7%
Alibaba Group Holding Ltd.	23,120,848	$356,685,746
Coupang, Inc. (a)	2,933,510	48,696,266
Meituan, “B” (a)	10,709,500	100,372,950
PDD Holdings, Inc., ADR (a)	1,013,165	85,551,653
		$591,306,615
Semiconductor & Electronic Components – 18.4%
ASE Technology Holding Co. Ltd	14,159,000	$276,169,542
MediaTek, Inc.	1,748,000	240,503,105
Taiwan Semiconductor Manufacturing Co. Ltd.	18,379,084	1,381,709,560
		$1,898,382,207
Software – 1.0%
Kingsoft Corp.	20,589,400	$55,644,897
Totvs S.A.	7,131,200	46,749,221
		$102,394,118
Telecom Services – 1.0%
Etihad Etisalat Co.	3,659,851	$61,442,897
Hellenic Telecommunications Organization S.A.	1,818,257	38,577,616
		$100,020,513
Tobacco – 0.3%
ITC Ltd.	10,620,550	$32,074,061
Travel, Gaming, & Lodging – 0.6%
Sands China Ltd.	31,907,600	$62,415,433
Utilities – 0.8%
China Resources Gas Group Ltd.	15,381,200	$36,093,388
NTPC Ltd.	12,255,482	49,912,063
		$86,005,451
Total Common Stocks (Identified Cost, $6,602,102,814)		$9,966,416,101
Preferred Stocks – 1.2%
Hardware, Peripherals, & Assembly – 1.2%
Samsung Electronics Co. Ltd. (Identified Cost, $83,079,793)	955,725	$128,423,565
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $108,811,703)	108,800,823	$108,811,703
Other Assets, Less Liabilities – 1.1%		113,568,952
Net Assets – 100.0%		$10,317,220,321
4

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $108,811,703 and
$10,094,839,666, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,685,182,607)	$10,094,839,666
Investments in affiliated issuers, at value (identified cost, $108,811,703)	108,811,703
Foreign currency, at value (identified cost, $14,000,349)	14,086,179
Receivables for
Investments sold	266,813,768
Fund shares sold	7,433,315
Interest and dividends	29,282,357
Other assets	10,814
Total assets	$10,521,277,802
Liabilities
Payables for
Investments purchased	$149,247,082
Fund shares reacquired	46,217,053
Payable to affiliates
Investment adviser	1,047,408
Administrative services fee	6,392
Shareholder servicing costs	149,693
Distribution and service fees	7,730
Payable for independent Trustees' compensation	23,049
Deferred foreign capital gains tax expense payable	5,170,576
Accrued expenses and other liabilities	2,188,498
Total liabilities	$204,057,481
Net assets	$10,317,220,321
Net assets consist of
Paid-in capital	$6,331,614,935
Total distributable earnings (loss)	3,985,605,386
Net assets	$10,317,220,321
Shares of beneficial interest outstanding	192,115,353

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$246,862,916	4,875,449	$50.63
Class B	139,651	2,998	46.57
Class C	4,619,152	102,786	44.94
Class I	267,175,113	4,968,952	53.77
Class R1	740,805	16,833	44.01
Class R2	3,241,981	71,081	45.61
Class R3	9,864,876	195,365	50.49
Class R4	8,402,877	166,668	50.42
Class R6	9,776,172,950	181,715,221	53.80

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $53.72 [100 / 94.25 x $50.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Emerging Markets Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$265,754,510
Dividends from affiliated issuers	5,518,822
Other	2,462,182
Income on securities loaned	311,965
Interest	289
Foreign taxes withheld	(31,068,472)
Total investment income	$242,979,296
Expenses
Management fee	$83,798,196
Distribution and service fees	592,187
Shareholder servicing costs	656,956
Administrative services fee	560,781
Independent Trustees' compensation	152,744
Custodian fee	4,374,190
Shareholder communications	404,843
Audit and tax fees	149,248
Legal fees	47,924
Miscellaneous	491,209
Total expenses	$91,228,278
Reduction of expenses by investment adviser and distributor	(1,451,141)
Net expenses	$89,777,137
Net investment income (loss)	$153,202,159
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $9,766,315 foreign capital gains tax)	$1,497,191,268
Affiliated issuers	31,639
Foreign currency	(6,947,550)
Net realized gain (loss)	$1,490,275,357
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $18,032,171 decrease in deferred foreign capital gains tax)	$1,900,743,383
Translation of assets and liabilities in foreign currencies	454,188
Net unrealized gain (loss)	$1,901,197,571
Net realized and unrealized gain (loss)	$3,391,472,928
Change in net assets from operations	$3,544,675,087
See Notes to Financial Statements
7

MFS Emerging Markets Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$153,202,159	$195,666,680
Net realized gain (loss)	1,490,275,357	163,351,932
Net unrealized gain (loss)	1,901,197,571	922,913,652
Change in net assets from operations	$3,544,675,087	$1,281,932,264
Total distributions to shareholders	$(245,002,257)	$(200,003,459)
Change in net assets from fund share transactions	$(1,389,323,079)	$(223,693,279)
Total change in net assets	$1,910,349,751	$858,235,526
Net assets
At beginning of period	8,406,870,570	7,548,635,044
At end of period	$10,317,220,321	$8,406,870,570
See Notes to Financial Statements
8

MFS Emerging Markets Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$35.96	$31.50	$29.10	$30.53	$41.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.70	$0.64	$0.62	$0.49
Net realized and unrealized gain (loss)	15.19	4.55	2.51	(1.77)	(10.64)
Total from investment operations	$15.72	$5.25	$3.15	$(1.15)	$(10.15)
Less distributions declared to shareholders
From net investment income	$(1.05)	$(0.79)	$(0.75)	$(0.28)	$(0.70)
Net asset value, end of period (x)	$50.63	$35.96	$31.50	$29.10	$30.53
Total return (%) (r)(s)(t)(x)	44.37	16.88	10.99	(3.75)	(24.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.35	1.36	1.38	1.35
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	1.24	2.07	2.11	2.18	1.38
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$246,863	$172,690	$164,392	$157,909	$168,750

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$33.02	$28.90	$26.70	$27.95	$37.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.38	$0.37	$0.36	$0.20
Net realized and unrealized gain (loss)	13.93	4.22	2.31	(1.61)	(9.73)
Total from investment operations	$14.16	$4.60	$2.68	$(1.25)	$(9.53)
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.48)	$(0.48)	$—	$(0.36)
Net asset value, end of period (x)	$46.57	$33.02	$28.90	$26.70	$27.95
Total return (%) (r)(s)(t)(x)	43.30	16.03	10.14	(4.47)	(25.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07	2.10	2.11	2.13	2.09
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.60	1.24	1.34	1.40	0.59
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$140	$259	$421	$673	$1,166

See Notes to Financial Statements
9

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$32.01	$28.10	$26.00	$27.23	$36.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.37	$0.35	$0.20
Net realized and unrealized gain (loss)	13.49	4.08	2.23	(1.56)	(9.49)
Total from investment operations	$13.69	$4.47	$2.60	$(1.21)	$(9.29)
Less distributions declared to shareholders
From net investment income	$(0.76)	$(0.56)	$(0.50)	$(0.02)	$(0.39)
Net asset value, end of period (x)	$44.94	$32.01	$28.10	$26.00	$27.23
Total return (%) (r)(s)(t)(x)	43.29	16.05	10.11	(4.45)	(25.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07	2.10	2.11	2.13	2.09
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.52	1.30	1.37	1.39	0.62
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$4,619	$2,419	$2,887	$3,702	$5,427

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$38.13	$33.34	$30.75	$32.24	$43.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.68	$0.87	$0.75	$0.74	$0.60
Net realized and unrealized gain (loss)	16.12	4.79	2.66	(1.88)	(11.21)
Total from investment operations	$16.80	$5.66	$3.41	$(1.14)	$(10.61)
Less distributions declared to shareholders
From net investment income	$(1.16)	$(0.87)	$(0.82)	$(0.35)	$(0.78)
Net asset value, end of period (x)	$53.77	$38.13	$33.34	$30.75	$32.24
Total return (%) (r)(s)(t)(x)	44.73	17.20	11.27	(3.51)	(24.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.10	1.11	1.13	1.09
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.48	2.41	2.35	2.44	1.59
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$267,175	$125,651	$100,206	$95,629	$93,329

See Notes to Financial Statements
10

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$31.43	$27.72	$25.42	$26.70	$36.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.42	$0.52	$0.35	$0.16
Net realized and unrealized gain (loss)	13.27	3.96	2.05	(1.54)	(9.30)
Total from investment operations	$13.43	$4.38	$2.57	$(1.19)	$(9.14)
Less distributions declared to shareholders
From net investment income	$(0.85)	$(0.67)	$(0.27)	$(0.09)	$(0.57)
Net asset value, end of period (x)	$44.01	$31.43	$27.72	$25.42	$26.70
Total return (%) (r)(s)(t)(x)	43.32	16.01	10.17	(4.47)	(25.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.08	2.10	2.11	2.13	2.10
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.43	1.41	1.94	1.42	0.53
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$741	$1,070	$519	$1,296	$1,414

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$32.50	$28.53	$26.44	$27.77	$37.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.56	$0.50	$0.50	$0.36
Net realized and unrealized gain (loss)	13.71	4.11	2.29	(1.61)	(9.68)
Total from investment operations	$14.09	$4.67	$2.79	$(1.11)	$(9.32)
Less distributions declared to shareholders
From net investment income	$(0.98)	$(0.70)	$(0.70)	$(0.22)	$(0.59)
Net asset value, end of period (x)	$45.61	$32.50	$28.53	$26.44	$27.77
Total return (%) (r)(s)(t)(x)	44.03	16.58	10.71	(3.99)	(24.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57	1.60	1.61	1.63	1.59
Expenses after expense reductions	1.56	1.56	1.56	1.56	1.56
Net investment income (loss)	0.98	1.84	1.83	1.92	1.11
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$3,242	$2,189	$2,250	$2,028	$2,427

See Notes to Financial Statements
11

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$35.92	$31.47	$29.08	$30.51	$41.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.71	$0.64	$0.63	$0.56
Net realized and unrealized gain (loss)	15.24	4.54	2.51	(1.78)	(10.69)
Total from investment operations	$15.68	$5.25	$3.15	$(1.15)	$(10.13)
Less distributions declared to shareholders
From net investment income	$(1.11)	$(0.80)	$(0.76)	$(0.28)	$(0.53)
Net asset value, end of period (x)	$50.49	$35.92	$31.47	$29.08	$30.51
Total return (%) (r)(s)(t)(x)	44.33	16.90	11.01	(3.75)	(24.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.35	1.36	1.38	1.34
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	1.02	2.09	2.11	2.20	1.52
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$9,865	$1,993	$1,661	$1,286	$1,406

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$35.80	$31.36	$28.98	$30.43	$41.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.65	$0.80	$0.73	$0.70	$0.60
Net realized and unrealized gain (loss)	15.12	4.52	2.48	(1.78)	(10.62)
Total from investment operations	$15.77	$5.32	$3.21	$(1.08)	$(10.02)
Less distributions declared to shareholders
From net investment income	$(1.15)	$(0.88)	$(0.83)	$(0.37)	$(0.79)
Net asset value, end of period (x)	$50.42	$35.80	$31.36	$28.98	$30.43
Total return (%) (r)(s)(t)(x)	44.75	17.19	11.27	(3.53)	(24.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.10	1.11	1.13	1.10
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.53	2.36	2.41	2.46	1.70
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$8,403	$6,694	$5,670	$4,138	$3,264

See Notes to Financial Statements
12

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$38.14	$33.36	$30.77	$32.26	$43.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.74	$0.89	$0.81	$0.79	$0.66
Net realized and unrealized gain (loss)	16.12	4.82	2.66	(1.88)	(11.24)
Total from investment operations	$16.86	$5.71	$3.47	$(1.09)	$(10.58)
Less distributions declared to shareholders
From net investment income	$(1.20)	$(0.93)	$(0.88)	$(0.40)	$(0.83)
Net asset value, end of period (x)	$53.80	$38.14	$33.36	$30.77	$32.26
Total return (%) (r)(s)(t)(x)	44.91	17.35	11.45	(3.34)	(24.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.96	0.95	0.97	0.95
Expenses after expense reductions	0.93	0.92	0.90	0.90	0.92
Net investment income (loss)	1.62	2.48	2.52	2.62	1.76
Portfolio turnover rate	45	36	34	36	38
Net assets at end of period (000 omitted)	$9,776,173	$8,093,906	$7,270,629	$6,638,192	$6,524,541

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Emerging Markets Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$2,516,100,998	$—	$—	$2,516,100,998
China	2,192,549,958	—	—	2,192,549,958
South Korea	2,078,086,888	—	—	2,078,086,888
India	1,236,152,237	—	—	1,236,152,237
Brazil	326,923,540	—	—	326,923,540
Saudi Arabia	268,512,346	—	—	268,512,346
United Arab Emirates	209,733,476	—	—	209,733,476
Hong Kong	201,100,475	—	—	201,100,475
Thailand	—	172,233,767	—	172,233,767
Other Countries	783,467,551	109,978,430	0	893,445,981
Investment Companies	108,811,703	—	—	108,811,703
Total	$9,921,439,172	$282,212,197	$0	$10,203,651,369
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
15

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$245,002,257	$200,003,459
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
As of 5/31/26
Cost of investments	$6,983,548,847
Gross appreciation	3,922,976,314
Gross depreciation	(702,873,792)
Net unrealized appreciation (depreciation)	$3,220,102,522
Undistributed ordinary income	335,408,720
Undistributed long-term capital gain	435,882,550
Other temporary differences	(5,788,406)
Total distributable earnings (loss)	$3,985,605,386
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$4,965,064	$3,900,888
Class B	3,000	5,207
Class C	49,812	50,503
Class I	4,729,798	2,398,991
Class R1	28,767	17,822
Class R2	66,010	46,337
Class R3	229,917	43,136
Class R4	184,757	151,500
Class R6	234,745,132	193,389,075
Total	$245,002,257	$200,003,459
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $1,308,709, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.87% of the fund's average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
17

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement terminated on July 31, 2025. For the period from June 1, 2025 through July 31, 2025, this reduction amounted to $142,168, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.94%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027.  For the period from August 1, 2025 through May 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,223 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$516,134
Class B	0.75%	0.25%	1.00%	1.00%	1,929
Class C	0.75%	0.25%	1.00%	1.00%	28,694
Class R1	0.75%	0.25%	1.00%	1.00%	11,404
Class R2	0.25%	0.25%	0.50%	0.50%	13,402
Class R3	—	0.25%	0.25%	0.25%	20,624
Total Distribution and Service Fees					$592,187
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $198 and $66 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$3,020
Class B	—
Class C	411
18

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $97,836, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $559,120.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0059% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$90
8/19/2024	Redemption	Class R2	2	74
8/19/2024	Redemption	Class R3	2	82
8/19/2024	Redemption	Class R4	3	114
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $2,461,212, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $4,210,654,714 and $5,772,186,201, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	906,113	$39,282,019	618,570	$20,977,906
Class C	68,677	2,792,283	16,430	493,976
Class I	2,722,614	126,344,851	1,172,926	42,320,651
Class R1	2,739	103,727	17,379	523,535
Class R2	12,011	470,559	14,614	453,235
Class R3	214,709	8,534,165	10,441	352,513
Class R4	36,307	1,524,888	31,085	1,047,869
Class R6	22,214,024	996,066,993	15,746,242	563,245,987
	26,177,194	$1,175,119,485	17,627,687	$629,415,672
19

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	117,557	$4,882,124	115,652	$3,838,500
Class B	77	3,000	171	5,207
Class C	1,315	48,625	1,609	47,684
Class I	106,676	4,699,097	66,432	2,335,078
Class R1	794	28,767	612	17,822
Class R2	1,749	65,486	1,531	45,972
Class R3	5,551	229,917	1,301	43,136
Class R4	4,472	184,757	4,590	151,500
Class R6	5,328,091	234,702,416	5,502,495	193,357,662
	5,566,282	$244,844,189	5,694,393	$199,842,561
Shares reacquired
Class A	(949,933)	$(40,814,611)	(1,151,821)	$(39,062,606)
Class B	(4,928)	(190,313)	(6,883)	(213,067)
Class C	(42,781)	(1,677,851)	(45,191)	(1,354,264)
Class I	(1,155,712)	(53,406,107)	(949,586)	(34,255,440)
Class R1	(20,733)	(770,110)	(2,688)	(78,713)
Class R2	(10,020)	(388,832)	(27,665)	(841,934)
Class R3	(80,372)	(3,466,338)	(9,043)	(303,137)
Class R4	(61,068)	(2,609,722)	(29,518)	(993,985)
Class R6	(58,038,841)	(2,705,962,869)	(27,004,056)	(975,848,366)
	(60,364,388)	$(2,809,286,753)	(29,226,451)	$(1,052,951,512)
Net change
Class A	73,737	$3,349,532	(417,599)	$(14,246,200)
Class B	(4,851)	(187,313)	(6,712)	(207,860)
Class C	27,211	1,163,057	(27,152)	(812,604)
Class I	1,673,578	77,637,841	289,772	10,400,289
Class R1	(17,200)	(637,616)	15,303	462,644
Class R2	3,740	147,213	(11,520)	(342,727)
Class R3	139,888	5,297,744	2,699	92,512
Class R4	(20,289)	(900,077)	6,157	205,384
Class R6	(30,496,726)	(1,475,193,460)	(5,755,319)	(219,244,717)
	(28,620,912)	$(1,389,323,079)	(5,904,371)	$(223,693,279)
The fund is one of several mutual funds in which certain MFS funds may invest.  The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 76% and 1%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $44,339 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$109,270,703	$2,874,660,264	$2,875,150,903	$31,639	$—	$108,811,703

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,518,822	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
21

MFS Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Equity Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026
22

MFS Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $265,948,448. The fund intends to pass through foreign tax credits of $40,790,210 for the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS International Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.4%
Rolls-Royce Holdings PLC	30,747,808	$553,791,477
Alcoholic Beverages – 3.2%
Diageo PLC	8,905,905	$184,161,425
Heineken N.V.	5,684,843	444,661,413
Pernod Ricard S.A.	1,554,405	114,984,114
		$743,806,952
Apparel, Footwear, & Accessories – 2.0%
Burberry Group PLC (a)	4,198,992	$66,669,875
LVMH Moet Hennessy Louis Vuitton SE	704,992	388,990,196
		$455,660,071
Brokerage & Asset Managers – 1.0%
Banco BTG Pactual S.A.	12,432,178	$132,465,644
XP, Inc.	5,163,955	86,083,130
		$218,548,774
Business Services – 2.6%
Experian PLC	5,651,597	$195,831,144
Nomura Research Institute Ltd.	6,371,200	200,898,919
OBIC Co. Ltd.	5,832,800	146,090,096
Sodexo	980,841	53,999,288
		$596,819,447
Chemicals – 10.7%
Air Liquide S.A.	2,114,519	$439,211,961
Akzo Nobel N.V.	1,589,243	121,713,459
Linde PLC	1,068,048	531,556,809
Resonac Holdings Corp.	7,252,200	852,423,219
SUMCO Corp.	5,929,200	148,690,703
Symrise AG	3,020,077	278,639,011
UPL Ltd.	14,004,490	95,053,633
		$2,467,288,795
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	6,632,873	$152,174,727
Kingspan Group PLC	814,732	74,693,832
Sika AG	529,487	103,991,233
		$330,859,792
Consumer Products – 1.6%
AmorePacific Corp.	1,052,373	$80,376,996
Haleon PLC	43,394,911	196,767,200
L’Oréal S.A.	204,238	91,132,267
		$368,276,463
FGFFS-ANN
1

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.8%
Compass Group PLC	5,968,237	$191,998,184
Diversified Financial Services – 4.2%
B3 S.A. - Brasil Bolsa Balcao	71,473,200	$233,778,593
Deutsche Boerse AG	1,417,795	409,460,018
Element Fleet Management Corp.	9,606,976	191,421,775
London Stock Exchange Group PLC	1,088,456	132,246,592
		$966,906,978
Electrical Equipment – 4.0%
Schneider Electric SE	2,930,361	$922,681,637
Energy - Independent – 0.6%
Reliance Industries Ltd.	10,043,885	$139,684,009
Entertainment & Leisure – 2.1%
Tencent Holdings Ltd.	8,820,100	$480,795,559
Food & Beverages – 3.0%
Nestle S.A.	6,731,799	$685,124,736
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	4,393,600	$75,932,465
Hardware, Peripherals, & Assembly – 4.4%
Amadeus IT Group S.A.	5,514,964	$352,123,407
Cap Gemini S.A.	2,056,309	244,524,864
Hitachi Ltd.	12,634,300	409,812,537
		$1,006,460,808
Insurance – 2.7%
AIA Group Ltd.	58,678,600	$615,844,894
Interactive Media Services – 0.4%
LY Corp.	33,394,100	$87,497,931
Internet – 0.3%
Mercadolibre, Inc. (a)	45,199	$76,641,684
Machinery & Tools – 8.7%
Assa Abloy AB (l)	11,742,240	$423,112,849
Atlas Copco AB	10,099,084	194,093,258
Delta Electronics, Inc.	8,686,000	677,954,701
GEA Group AG	4,464,083	288,722,900
RB Global, Inc.	4,025,214	428,229,164
		$2,012,112,872
Media – 1.5%
NAVER Corp.	929,856	$144,383,745
RELX PLC	5,740,297	189,396,189
		$333,779,934
2

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.4%
Sonova Holding AG	480,533	$127,805,587
Terumo Corp.	13,251,400	199,771,522
		$327,577,109
Metals & Mining – 5.9%
Agnico Eagle Mines Ltd.	2,981,353	$548,154,614
Franco-Nevada Corp.	2,206,827	511,204,635
Glencore PLC	24,603,291	188,130,574
Northern Star Resources Ltd. Co.	7,803,040	105,494,689
		$1,352,984,512
Non-Global Systemically Important Banks – 5.5%
Credicorp Ltd.	1,030,587	$353,110,024
DBS Group Holdings Ltd.	7,540,840	371,295,895
Grupo Financiero Banorte S.A. de C.V.	18,732,521	195,342,474
HDFC Bank Ltd.	33,437,733	262,063,833
ICICI Bank Ltd.	5,762,076	76,204,971
		$1,258,017,197
Oil Services – 1.0%
Tenaris S.A.	7,848,549	$238,842,096
Pharmaceuticals & Biotechnology – 7.2%
AstraZeneca PLC	3,460,530	$643,213,913
Daiichi Sankyo Co. Ltd.	10,906,700	184,934,187
Merck KGaA	947,855	144,664,861
Novartis AG	3,572,606	539,266,465
Roche Holding AG	351,781	148,410,074
		$1,660,489,500
Retail & E-commerce – 2.2%
Alibaba Group Holding Ltd.	9,643,200	$148,765,823
Nitori Co. Ltd.	7,414,900	121,909,495
Pan Pacific International Holdings Corp.	21,137,765	116,555,334
Zalando SE (a)	4,376,597	118,892,228
		$506,122,880
Semiconductor & Electronic Components – 10.5%
ASML Holding N.V.	255,540	$412,755,972
Globalwafers Co. Ltd.	10,036,000	325,183,636
Taiwan Semiconductor Manufacturing Co. Ltd.	22,220,000	1,670,463,361
		$2,408,402,969
Software – 5.5%
Dassault Systemes SE	11,678,525	$256,158,489
Kingsoft Corp.	14,423,400	38,980,670
Oracle Corp. (l)	1,367,400	73,982,895
SAP SE	4,029,645	729,749,472
Totvs S.A.	16,382,500	107,396,948
Wisetech Global Ltd.	2,494,819	64,571,390
		$1,270,839,864
3

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.7%
Aristocrat Leisure Ltd.	4,110,419	$148,013,656
Flutter Entertainment PLC (a)	1,201,392	116,510,996
Lottery Corp. Ltd.	10,471,750	40,794,022
Sands China Ltd.	41,384,000	80,952,509
		$386,271,183
Utilities – 0.2%
China Resources Gas Group Ltd.	21,617,400	$50,727,199
Total Common Stocks (Identified Cost, $16,251,825,979)		$22,790,787,971
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $249,751,025)	249,757,302	$249,782,278
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j) (Identified Cost, $84,503,424)	84,503,424	$84,503,424
Other Assets, Less Liabilities – (0.4)%		(96,427,816)
Net Assets – 100.0%		$23,028,645,857

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $249,782,278 and
$22,875,291,395, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value, including $80,530,607 of securities on loan (identified cost, $16,336,329,403)	$22,875,291,395
Investments in affiliated issuers, at value (identified cost, $249,751,025)	249,782,278
Foreign currency, at value (identified cost, $29,104,194)	29,151,317
Receivables for
Investments sold	15,123,014
Fund shares sold	17,023,716
Interest and dividends	130,252,869
Other assets	23,222
Total assets	$23,316,647,811
Liabilities
Payables for
Investments purchased	$116,371,267
Fund shares reacquired	55,589,950
Collateral for securities loaned, at value	84,503,424
Payable to affiliates
Investment adviser	1,609,348
Administrative services fee	6,392
Shareholder servicing costs	2,301,912
Distribution and service fees	39,400
Payable for independent Trustees' compensation	23,050
Deferred foreign capital gains tax expense payable	25,928,613
Accrued expenses and other liabilities	1,628,598
Total liabilities	$288,001,954
Net assets	$23,028,645,857
Net assets consist of
Paid-in capital	$15,775,863,598
Total distributable earnings (loss)	7,252,782,259
Net assets	$23,028,645,857
Shares of beneficial interest outstanding	449,246,514

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$905,198,921	18,480,715	$48.98
Class B	260,470	5,774	45.10
Class C	26,302,481	611,512	43.01
Class I	6,770,094,108	119,371,094	56.71
Class R1	10,355,412	249,602	41.49
Class R2	19,611,220	451,711	43.42
Class R3	349,432,275	7,211,804	48.45
Class R4	125,865,288	2,549,412	49.37
Class R6	14,821,525,682	300,314,890	49.35

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $51.97 [100 / 94.25 x $48.98]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS International Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$451,965,684
Dividends from affiliated issuers	16,240,590
Income on securities loaned	331,872
Other	17,758
Interest	4,908
Foreign taxes withheld	(35,501,265)
Total investment income	$433,059,547
Expenses
Management fee	$142,368,635
Distribution and service fees	3,445,783
Shareholder servicing costs	9,503,756
Administrative services fee	560,781
Independent Trustees' compensation	160,497
Custodian fee	2,982,611
Shareholder communications	557,048
Audit and tax fees	110,938
Legal fees	108,539
Miscellaneous	860,568
Total expenses	$160,659,156
Reduction of expenses by investment adviser and distributor	(2,981,263)
Net expenses	$157,677,893
Net investment income (loss)	$275,381,654
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $5,783,856 foreign capital gains tax)	$843,528,939
Affiliated issuers	(1,701)
Foreign currency	(1,208,749)
Net realized gain (loss)	$842,318,489
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $8,202,910 decrease in deferred foreign capital gains tax)	$1,277,105,667
Affiliated issuers	52,473
Translation of assets and liabilities in foreign currencies	678,797
Net unrealized gain (loss)	$1,277,836,937
Net realized and unrealized gain (loss)	$2,120,155,426
Change in net assets from operations	$2,395,537,080
See Notes to Financial Statements
6

MFS International Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$275,381,654	$220,015,044
Net realized gain (loss)	842,318,489	1,572,210,905
Net unrealized gain (loss)	1,277,836,937	809,422,825
Change in net assets from operations	$2,395,537,080	$2,601,648,774
Total distributions to shareholders	$(1,136,655,220)	$(965,070,999)
Change in net assets from fund share transactions	$2,630,579,092	$915,751,263
Total change in net assets	$3,889,460,952	$2,552,329,038
Net assets
At beginning of period	19,139,184,905	16,586,855,867
At end of period	$23,028,645,857	$19,139,184,905
See Notes to Financial Statements
7

MFS International Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$46.27	$42.42	$38.82	$37.54	$45.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.41	$0.41	$0.35	$0.21
Net realized and unrealized gain (loss)	4.76	5.91	4.22	1.90	(5.48)
Total from investment operations	$5.24	$6.32	$4.63	$2.25	$(5.27)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.54)	$(0.48)	$(0.31)	$(0.32)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.53)	$(2.47)	$(1.03)	$(0.97)	$(2.88)
Net asset value, end of period (x)	$48.98	$46.27	$42.42	$38.82	$37.54
Total return (%) (r)(s)(t)(x)	11.57	15.44	12.11	6.12	(12.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.07	1.11	1.09	1.08
Expenses after expense reductions	1.03	1.05	1.09	1.08	1.06
Net investment income (loss)	0.99	0.93	1.03	0.94	0.49
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$905,199	$713,983	$638,324	$626,068	$534,840

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$42.76	$39.27	$35.93	$34.77	$42.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.02	$0.07	$0.00 (w)	$(0.13)
Net realized and unrealized gain (loss)	4.53	5.53	3.93	1.82	(5.06)
Total from investment operations	$4.50	$5.55	$4.00	$1.82	$(5.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.11)	$—	$—
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.16)	$(2.06)	$(0.66)	$(0.66)	$(2.56)
Net asset value, end of period (x)	$45.10	$42.76	$39.27	$35.93	$34.77
Total return (%) (r)(s)(t)(x)	10.74	14.59	11.25	5.32	(12.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80	1.82	1.86	1.84	1.83
Expenses after expense reductions	1.78	1.80	1.85	1.83	1.81
Net investment income (loss)	(0.08)	0.05	0.19	0.00 (w)	(0.33)
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$260	$539	$786	$1,138	$1,559

See Notes to Financial Statements
8

MFS International Growth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$40.93	$37.77	$34.67	$33.61	$41.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.06	$0.10	$0.03	$(0.11)
Net realized and unrealized gain (loss)	4.23	5.26	3.75	1.73	(4.91)
Total from investment operations	$4.30	$5.32	$3.85	$1.76	$(5.02)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.23)	$(0.20)	$(0.04)	$(0.00)(w)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.22)	$(2.16)	$(0.75)	$(0.70)	$(2.56)
Net asset value, end of period (x)	$43.01	$40.93	$37.77	$34.67	$33.61
Total return (%) (r)(s)(t)(x)	10.73	14.59	11.24	5.33	(12.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80	1.82	1.86	1.84	1.83
Expenses after expense reductions	1.78	1.80	1.85	1.83	1.81
Net investment income (loss)	0.17	0.15	0.28	0.09	(0.29)
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$26,302	$25,273	$25,405	$27,498	$30,292

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$53.16	$48.36	$44.10	$42.50	$51.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.69	$0.62	$0.60	$0.48	$0.37
Net realized and unrealized gain (loss)	5.48	6.75	4.77	2.18	(6.20)
Total from investment operations	$6.17	$7.37	$5.37	$2.66	$(5.83)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.64)	$(0.56)	$(0.40)	$(0.43)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.62)	$(2.57)	$(1.11)	$(1.06)	$(2.99)
Net asset value, end of period (x)	$56.71	$53.16	$48.36	$44.10	$42.50
Total return (%) (r)(s)(t)(x)	11.85	15.74	12.36	6.37	(12.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.82	0.86	0.84	0.83
Expenses after expense reductions	0.78	0.80	0.84	0.83	0.81
Net investment income (loss)	1.25	1.23	1.33	1.14	0.77
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$6,770,094	$5,165,308	$4,102,118	$3,576,683	$3,251,727

See Notes to Financial Statements
9

MFS International Growth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$39.58	$36.63	$33.69	$32.73	$40.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$0.11	$0.04	$(0.08)
Net realized and unrealized gain (loss)	4.07	5.08	3.63	1.66	(4.81)
Total from investment operations	$4.16	$5.16	$3.74	$1.70	$(4.89)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.28)	$(0.25)	$(0.08)	$(0.05)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.25)	$(2.21)	$(0.80)	$(0.74)	$(2.61)
Net asset value, end of period (x)	$41.49	$39.58	$36.63	$33.69	$32.73
Total return (%) (r)(s)(t)(x)	10.75	14.60	11.25	5.30	(12.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80	1.82	1.86	1.84	1.83
Expenses after expense reductions	1.78	1.80	1.84	1.83	1.81
Net investment income (loss)	0.21	0.20	0.32	0.13	(0.21)
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$10,355	$9,229	$8,136	$7,182	$6,895

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$41.26	$38.05	$34.89	$33.87	$41.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.22	$0.21	$0.10
Net realized and unrealized gain (loss)	4.28	5.31	3.83	1.73	(4.96)
Total from investment operations	$4.56	$5.56	$4.05	$1.94	$(4.86)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.42)	$(0.34)	$(0.26)	$(0.22)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.40)	$(2.35)	$(0.89)	$(0.92)	$(2.78)
Net asset value, end of period (x)	$43.42	$41.26	$38.05	$34.89	$33.87
Total return (%) (r)(s)(t)(x)	11.32	15.17	11.78	5.85	(12.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.30	1.32	1.37	1.34	1.33
Expenses after expense reductions	1.28	1.30	1.35	1.33	1.31
Net investment income (loss)	0.65	0.65	0.63	0.62	0.26
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$19,611	$20,737	$22,937	$37,317	$34,618

See Notes to Financial Statements
10

MFS International Growth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$45.76	$41.98	$38.45	$37.20	$45.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.41	$0.43	$0.38	$0.21
Net realized and unrealized gain (loss)	4.76	5.84	4.15	1.85	(5.43)
Total from investment operations	$5.18	$6.25	$4.58	$2.23	$(5.22)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.54)	$(0.50)	$(0.32)	$(0.32)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.49)	$(2.47)	$(1.05)	$(0.98)	$(2.88)
Net asset value, end of period (x)	$48.45	$45.76	$41.98	$38.45	$37.20
Total return (%) (r)(s)(t)(x)	11.58	15.43	12.09	6.11	(12.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.07	1.11	1.09	1.08
Expenses after expense reductions	1.03	1.06	1.09	1.08	1.06
Net investment income (loss)	0.88	0.95	1.08	1.03	0.49
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$349,432	$361,387	$316,301	$269,664	$149,194

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$46.58	$42.68	$39.03	$37.74	$45.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.57	$0.50	$0.41	$0.33
Net realized and unrealized gain (loss)	4.87	5.91	4.25	1.94	(5.51)
Total from investment operations	$5.40	$6.48	$4.75	$2.35	$(5.18)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.65)	$(0.55)	$(0.40)	$(0.43)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.61)	$(2.58)	$(1.10)	$(1.06)	$(2.99)
Net asset value, end of period (x)	$49.37	$46.58	$42.68	$39.03	$37.74
Total return (%) (r)(s)(t)(x)	11.87	15.73	12.37	6.38	(12.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.82	0.86	0.84	0.83
Expenses after expense reductions	0.78	0.81	0.85	0.83	0.81
Net investment income (loss)	1.10	1.29	1.24	1.12	0.76
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$125,865	$158,418	$133,781	$237,042	$224,116

See Notes to Financial Statements
11

MFS International Growth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$46.58	$42.68	$39.05	$37.75	$45.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.58	$0.58	$0.48	$0.38
Net realized and unrealized gain (loss)	4.80	5.95	4.22	1.93	(5.51)
Total from investment operations	$5.44	$6.53	$4.80	$2.41	$(5.13)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.70)	$(0.62)	$(0.45)	$(0.49)
From net realized gain	(2.16)	(1.93)	(0.55)	(0.66)	(2.56)
Total distributions declared to shareholders	$(2.67)	$(2.63)	$(1.17)	$(1.11)	$(3.05)
Net asset value, end of period (x)	$49.35	$46.58	$42.68	$39.05	$37.75
Total return (%) (r)(s)(t)(x)	11.96	15.88	12.50	6.53	(12.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.70	0.73	0.72	0.71
Expenses after expense reductions	0.67	0.69	0.72	0.70	0.69
Net investment income (loss)	1.32	1.31	1.45	1.30	0.89
Portfolio turnover rate	16	20	13	17	12
Net assets at end of period (000 omitted)	$14,821,526	$12,684,311	$11,339,067	$9,798,848	$8,329,602

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS International Growth Fund
Notes to Financial Statements
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS International Growth Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$22,790,787,971	$—	$—	$22,790,787,971
Investment Companies	334,285,702	—	—	334,285,702
Total	$23,125,073,673	$—	$—	$23,125,073,673
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's
14

MFS International Growth Fund
Notes to Financial Statements  - continued
Portfolio of Investments, with a fair value of $80,530,607.  The fair value of the fund's investment securities on loan and a related liability of $84,503,424 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$268,531,496	$259,771,194
Long-term capital gains	868,123,724	705,299,805
Total distributions	$1,136,655,220	$965,070,999
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS International Growth Fund
Notes to Financial Statements  - continued
As of 5/31/26
Cost of investments	$16,719,962,296
Gross appreciation	8,071,144,477
Gross depreciation	(1,666,033,100)
Net unrealized appreciation (depreciation)	$6,405,111,377
Undistributed ordinary income	300,412,583
Undistributed long-term capital gain	570,713,254
Other temporary differences	(23,454,955)
Total distributable earnings (loss)	$7,252,782,259
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$45,196,408	$37,417,534
Class B	22,459	30,603
Class C	1,371,492	1,310,793
Class I	301,162,432	221,742,786
Class R1	543,381	475,077
Class R2	1,084,552	1,204,002
Class R3	18,076,441	18,097,164
Class R4	6,920,960	7,217,849
Class R6	762,277,095	677,575,191
Total	$1,136,655,220	$965,070,999
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $2,980,990, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
Effective August 1, 2026, the management fee will be computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
16

MFS International Growth Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $ 5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion and up to $30 billion	0.60%
In excess of $30 billion	0.58%
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,666 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,051,688
Class B	0.75%	0.25%	1.00%	1.00%	4,607
Class C	0.75%	0.25%	1.00%	1.00%	268,405
Class R1	0.75%	0.25%	1.00%	1.00%	101,997
Class R2	0.25%	0.25%	0.50%	0.50%	101,326
Class R3	—	0.25%	0.25%	0.25%	917,760
Total Distribution and Service Fees					$3,445,783
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $259, $3, and $11 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$6,936
Class B	—
Class C	4,171
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $638,074, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,865,682.
17

MFS International Growth Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0026% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$116
8/19/2024	Redemption	Class R1	3	125
8/19/2024	Redemption	Class R2	4	152
8/19/2024	Redemption	Class R3	3	145
8/19/2024	Redemption	Class R4	4	175
During the year ended May 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,630,498.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $5,531,067,943 and $3,480,928,784, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,005,660	$291,067,869	3,667,631	$161,219,246
Class B	672	30,246	337	14,128
Class C	165,023	7,023,805	105,340	4,126,144
Class I	48,173,513	2,683,825,498	26,476,417	1,325,223,864
Class R1	55,146	2,265,242	41,773	1,583,697
Class R2	95,130	4,081,660	91,770	3,615,146
Class R3	1,764,822	83,925,847	2,453,866	106,933,405
Class R4	786,912	38,047,386	1,488,723	65,058,239
Class R6	54,552,355	2,650,901,104	38,081,052	1,679,464,721
	111,599,233	$5,761,168,657	72,406,909	$3,347,238,590
18

MFS International Growth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	611,962	$28,621,492	604,158	$25,567,914
Class B	519	22,459	781	30,603
Class C	30,481	1,256,044	31,956	1,200,331
Class I	5,253,512	284,162,501	4,270,773	207,388,731
Class R1	13,670	543,381	13,081	475,077
Class R2	25,792	1,070,372	31,540	1,191,557
Class R3	390,756	18,076,441	432,327	18,097,164
Class R4	125,429	5,906,379	142,468	6,063,517
Class R6	15,222,039	716,196,926	14,895,646	633,511,927
	21,674,160	$1,055,855,995	20,422,730	$893,526,821
Shares reacquired
Class A	(3,568,077)	$(171,393,320)	(3,890,015)	$(169,123,456)
Class B	(8,015)	(357,016)	(8,542)	(347,007)
Class C	(201,481)	(8,534,577)	(192,436)	(7,522,494)
Class I	(31,222,316)	(1,740,598,591)	(18,402,221)	(922,232,015)
Class R1	(52,408)	(2,135,629)	(43,749)	(1,644,177)
Class R2	(171,779)	(7,328,367)	(223,485)	(8,828,850)
Class R3	(2,840,437)	(135,280,780)	(2,524,537)	(108,805,745)
Class R4	(1,763,666)	(86,229,994)	(1,364,860)	(60,012,049)
Class R6	(41,793,219)	(2,034,587,286)	(46,316,982)	(2,046,498,355)
	(81,621,398)	$(4,186,445,560)	(72,966,827)	$(3,325,014,148)
Net change
Class A	3,049,545	$148,296,041	381,774	$17,663,704
Class B	(6,824)	(304,311)	(7,424)	(302,276)
Class C	(5,977)	(254,728)	(55,140)	(2,196,019)
Class I	22,204,709	1,227,389,408	12,344,969	610,380,580
Class R1	16,408	672,994	11,105	414,597
Class R2	(50,857)	(2,176,335)	(100,175)	(4,022,147)
Class R3	(684,859)	(33,278,492)	361,656	16,224,824
Class R4	(851,325)	(42,276,229)	266,331	11,109,707
Class R6	27,981,175	1,332,510,744	6,659,716	266,478,293
	51,651,995	$2,630,579,092	19,862,812	$915,751,263
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 29% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS International Growth Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $99,365 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$566,303,964	$3,370,521,813	$3,687,094,271	$(1,701)	$52,473	$249,782,278

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,240,590	$—
20

MFS International Growth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Growth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026
21

MFS International Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,038,362,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $450,666,921. The fund intends to pass through foreign tax credits of $37,822,935 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS International Intrinsic Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Equity Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Alcoholic Beverages – 1.5%
Diageo PLC	10,066,785	$208,166,770
Pernod Ricard S.A.	2,147,193	158,834,463
		$367,001,233
Apparel, Footwear, & Accessories – 0.8%
Compagnie Financiere Richemont S.A.	933,332	$201,959,868
Auto & Auto Components – 0.6%
Shimano, Inc.	1,531,700	$158,733,611
Brokerage & Asset Managers – 0.7%
Julius Baer Group Ltd.	2,120,903	$173,954,532
Business Services – 1.2%
Experian PLC	8,755,967	$303,399,381
Chemicals – 2.5%
Croda International PLC	1,310,990	$53,689,157
Nitto Denko Corp.	7,152,400	134,299,766
Symrise AG	4,592,257	423,691,829
		$611,680,752
Construction – 3.2%
Compagnie de Saint-Gobain S.A.	3,319,891	$303,047,767
CRH PLC	2,977,283	323,898,617
Sika AG	923,756	181,425,655
		$808,372,039
Consumer Products – 4.1%
Beiersdorf AG	1,341,053	$108,211,625
Haleon PLC	97,756,626	443,261,599
KOSE Corp.	453,100	15,948,756
Lion Corp.	1,791,300	18,214,990
Reckitt Benckiser Group PLC	2,207,386	136,476,025
ROHTO Pharmaceutical Co. Ltd.	10,218,000	152,758,346
Uni-Charm Corp.	24,576,600	146,319,230
		$1,021,190,571
Diversified Financial Services – 5.5%
Deutsche Boerse AG	2,033,220	$587,195,114
Euronext N.V.	2,425,520	394,945,981
London Stock Exchange Group PLC	3,270,064	397,310,336
		$1,379,451,431
FGIFS-ANN
1

MFS International Intrinsic Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.7%
Legrand S.A.	4,321,172	$744,187,592
Mitsubishi Electric Corp.	10,293,500	423,851,901
Schneider Electric SE	2,425,105	763,591,875
		$1,931,631,368
Energy - Independent – 4.4%
Aker BP ASA	8,885,876	$319,629,951
Petroleo Brasileiro S.A., ADR	5,206,882	87,319,411
TotalEnergies SE	7,892,367	692,081,138
		$1,099,030,500
Engineering - Construction – 0.4%
Taisei Corp.	1,068,600	$94,001,105
Food & Beverages – 3.0%
Chocoladefabriken Lindt & Sprungli AG	5,396	$64,326,155
Ezaki Glico Co. Ltd.	2,167,600	74,065,734
Kerry Group PLC	1,931,420	165,468,734
Nissan Foods Holdings Co. Ltd.	5,017,700	84,308,324
Novozymes A.S.	670,717	38,990,610
Toyo Suisan Kaisha Ltd.	4,466,500	312,976,109
		$740,135,666
Forest & Paper Products – 0.6%
Svenska Cellulosa Aktiebolaget	14,058,453	$155,002,168
Global Systemically Important Banks – 2.0%
UBS Group AG	10,547,737	$500,529,343
Hardware, Peripherals, & Assembly – 1.4%
Amadeus IT Group S.A.	4,108,694	$262,334,863
Samsung Electronics Co. Ltd.	385,246	81,037,148
		$343,372,011
Insurance – 2.5%
Hiscox Ltd.	7,450,891	$175,496,641
Samsung Fire & Marine Insurance Co. Ltd.	450,325	170,029,811
Willis Towers Watson PLC	1,114,621	278,287,425
		$623,813,877
Machinery & Tools – 5.0%
Assa Abloy AB	10,045,522	$361,974,328
IMI PLC	8,922,736	334,291,980
Keyence Corp.	521,100	262,112,335
Knorr-Bremse AG	393,213	47,561,336
Schindler Holding AG	359,413	121,561,760
Spirax Group PLC	1,137,559	106,700,349
		$1,234,202,088
2

MFS International Intrinsic Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 1.3%
RELX PLC	7,472,603	$246,552,144
Wolters Kluwer N.V.	1,247,495	88,788,851
		$335,340,995
Medical & Health Technology & Services – 0.4%
M3, Inc.	11,509,400	$102,906,386
Medical Equipment – 6.9%
Agilent Technologies, Inc.	2,196,874	$297,742,333
Alcon, Inc.	2,509,667	167,514,766
Coloplast, “B”	3,007,248	185,754,557
EssilorLuxottica	773,798	158,082,998
Olympus Corp.	7,487,200	83,938,063
Shimadzu Corp.	6,738,100	159,710,718
Smith & Nephew PLC	14,856,668	222,283,008
Terumo Corp.	13,544,100	204,184,122
Waters Corp. (a)	639,930	245,457,950
		$1,724,668,515
Metals & Mining – 14.7%
Agnico Eagle Mines Ltd.	2,453,796	$451,157,444
Anglo American PLC	2,784,094	149,523,630
ArcelorMittal S.A.	5,514,099	381,525,106
Aurubis AG	660,133	166,469,453
Boliden AB	2,298,551	143,343,586
Franco-Nevada Corp.	3,727,762	863,524,515
Glencore PLC	60,923,337	465,854,033
Iluka Resources Ltd.	14,572,919	82,746,877
Northern Star Resources Ltd. Co.	15,209,619	205,629,347
Teck Resources	3,212,747	213,064,562
Wheaton Precious Metals Corp.	3,987,538	536,125,952
		$3,658,964,505
Non-Global Systemically Important Banks – 11.2%
AIB Group PLC	36,330,336	$427,994,520
Bank of Ireland Group PLC	12,666,329	257,584,743
BPER Banca S.p.A.	6,066,595	82,209,838
CaixaBank S.A.	31,109,841	420,923,527
Chiba Bank Ltd.	15,044,000	219,711,449
Lloyds Banking Group PLC	164,934,588	226,337,603
National Bank of Greece S.A.	6,863,577	118,684,125
NatWest Group PLC	61,876,898	499,477,651
Resona Holdings, Inc.	41,749,300	534,629,061
		$2,787,552,517
Oil Services – 0.8%
Tenaris S.A.	6,172,491	$187,837,355
Pharmaceuticals & Biotechnology – 3.3%
Roche Holding AG	1,019,858	$430,259,739
Sandoz Group AG	4,716,229	396,367,462
		$826,627,201
3

MFS International Intrinsic Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 0.4%
Nitori Co. Ltd.	6,742,300	$110,851,176
Semiconductor & Electronic Components – 5.9%
ASML Holding N.V.	148,842	$240,414,120
Hirose Electric Co. Ltd.	437,200	77,480,740
Infineon Technologies AG	2,277,717	215,487,253
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,246,675	940,121,154
		$1,473,503,267
Software – 3.0%
Check Point Software Technologies Ltd. (a)	1,016,986	$137,343,959
Dassault Systemes SE	10,351,577	227,053,016
SAP SE	2,146,333	388,690,660
		$753,087,635
Travel, Gaming, & Lodging – 1.1%
Ryanair Holdings PLC, ADR	4,496,534	$273,299,336
Total Common Stocks (Identified Cost, $15,071,222,895)		$23,982,100,432
Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $874,059,849)	874,077,106	$874,164,514
Other Assets, Less Liabilities – 0.4%		90,322,595
Net Assets – 100.0%		$24,946,587,541

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $874,164,514 and
$23,982,100,432, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $15,071,222,895)	$23,982,100,432
Investments in affiliated issuers, at value (identified cost, $874,059,849)	874,164,514
Foreign currency, at value (identified cost, $7,256,248)	7,260,858
Receivables for
Fund shares sold	8,172,929
Interest and dividends	131,008,100
Other assets	25,396
Total assets	$25,002,732,229
Liabilities
Payables for
Investments purchased	$21,400,032
Fund shares reacquired	29,187,073
Payable to affiliates
Investment adviser	1,684,557
Administrative services fee	6,392
Shareholder servicing costs	2,575,570
Distribution and service fees	86,883
Payable for independent Trustees' compensation	23,860
Accrued expenses and other liabilities	1,180,321
Total liabilities	$56,144,688
Net assets	$24,946,587,541
Net assets consist of
Paid-in capital	$13,995,890,480
Total distributable earnings (loss)	10,950,697,061
Net assets	$24,946,587,541
Shares of beneficial interest outstanding	520,575,013

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,842,386,875	39,562,141	$46.57
Class B	185,707	4,308	43.10
Class C	5,739,643	148,422	38.67
Class I	6,884,744,652	134,696,255	51.11
Class R1	7,960,401	205,324	38.77
Class R2	113,884,422	2,797,612	40.71
Class R3	1,054,437,635	22,965,363	45.91
Class R4	522,538,590	11,153,264	46.85
Class R6	14,514,709,616	309,042,324	46.97

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.41 [100 / 94.25 x $46.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS International Intrinsic Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$554,832,850
Dividends from affiliated issuers	36,235,803
Income on securities loaned	602,742
Interest	53,567
Other	15,262
Foreign taxes withheld	(35,360,867)
Total investment income	$556,379,357
Expenses
Management fee	$153,754,410
Distribution and service fees	7,894,215
Shareholder servicing costs	11,049,221
Administrative services fee	560,781
Independent Trustees' compensation	162,794
Custodian fee	1,978,397
Shareholder communications	564,239
Audit and tax fees	91,242
Legal fees	122,470
Reduction of tax reclaim recovery expenses	(877,194)
Miscellaneous	529,932
Total expenses	$175,830,507
Reduction of expenses by investment adviser and distributor	(3,327,084)
Net expenses	$172,503,423
Net investment income (loss)	$383,875,934
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,687,425,243
Affiliated issuers	72,687,712
Foreign currency	(109,851)
Net realized gain (loss)	$2,760,003,104
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,554,550,463
Affiliated issuers	47,015,482
Translation of assets and liabilities in foreign currencies	(417,642)
Net unrealized gain (loss)	$1,601,148,303
Net realized and unrealized gain (loss)	$4,361,151,407
Change in net assets from operations	$4,745,027,341
See Notes to Financial Statements
6

MFS International Intrinsic Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$383,875,934	$404,005,282
Net realized gain (loss)	2,760,003,104	1,494,333,592
Net unrealized gain (loss)	1,601,148,303	1,055,590,896
Change in net assets from operations	$4,745,027,341	$2,953,929,770
Total distributions to shareholders	$(1,896,585,009)	$(2,384,764,386)
Change in net assets from fund share transactions	$(698,023,433)	$143,648,322
Total change in net assets	$2,150,418,899	$712,813,706
Net assets
At beginning of period	22,796,168,642	22,083,354,936
At end of period	$24,946,587,541	$22,796,168,642
See Notes to Financial Statements
7

MFS International Intrinsic Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$41.56	$40.94	$38.48	$42.44	$53.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.62	$0.67	$0.39	$0.20
Net realized and unrealized gain (loss)	8.04	4.55	6.20	0.83	(7.57)
Total from investment operations	$8.62	$5.17	$6.87	$1.22	$(7.37)
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.68)	$(0.68)	$(0.30)	$(0.39)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.61)	$(4.55)	$(4.41)	$(5.18)	$(4.02)
Net asset value, end of period (x)	$46.57	$41.56	$40.94	$38.48	$42.44
Total return (%) (r)(s)(t)(x)	21.44	14.22	19.09	3.67	(15.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.03	1.07	1.04	0.98
Expenses after expense reductions	0.99	1.02	1.05	1.03	0.96
Net investment income (loss)	1.30	1.55	1.72	1.00	0.40
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$1,842,387	$1,742,388	$1,841,902	$1,899,509	$2,345,833

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$38.45	$38.02	$35.69	$39.72	$50.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.20	$0.28	$(0.04)	$(0.25)
Net realized and unrealized gain (loss)	7.53	4.32	5.81	0.89	(7.01)
Total from investment operations	$7.66	$4.52	$6.09	$0.85	$(7.26)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.22)	$(0.03)	$—	$(0.15)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.01)	$(4.09)	$(3.76)	$(4.88)	$(3.78)
Net asset value, end of period (x)	$43.10	$38.45	$38.02	$35.69	$39.72
Total return (%) (r)(s)(t)(x)	20.53	13.38	18.16	2.91	(15.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.78	1.82	1.79	1.72
Expenses after expense reductions	1.73	1.77	1.81	1.78	1.71
Net investment income (loss)	0.32	0.54	0.79	(0.10)	(0.52)
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$186	$544	$1,188	$2,313	$8,336

See Notes to Financial Statements
8

MFS International Intrinsic Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$34.93	$35.03	$33.31	$37.41	$48.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.21	$0.28	$(0.04)	$(0.23)
Net realized and unrealized gain (loss)	6.78	3.89	5.37	0.82	(6.60)
Total from investment operations	$6.93	$4.10	$5.65	$0.78	$(6.83)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.33)	$(0.20)	$—	$(0.17)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.19)	$(4.20)	$(3.93)	$(4.88)	$(3.80)
Net asset value, end of period (x)	$38.67	$34.93	$35.03	$33.31	$37.41
Total return (%) (r)(s)(t)(x)	20.54	13.35	18.19	2.90	(15.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.78	1.82	1.79	1.73
Expenses after expense reductions	1.74	1.77	1.81	1.78	1.71
Net investment income (loss)	0.41	0.61	0.83	(0.10)	(0.50)
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$5,740	$11,156	$20,444	$33,852	$117,583

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$45.28	$44.20	$41.22	$45.09	$56.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.76	$0.79	$0.83	$0.51	$0.34
Net realized and unrealized gain (loss)	8.78	4.95	6.67	0.91	(8.04)
Total from investment operations	$9.54	$5.74	$7.50	$1.42	$(7.70)
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.79)	$(0.79)	$(0.41)	$(0.45)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.71)	$(4.66)	$(4.52)	$(5.29)	$(4.08)
Net asset value, end of period (x)	$51.11	$45.28	$44.20	$41.22	$45.09
Total return (%) (r)(s)(t)(x)	21.74	14.49	19.38	3.93	(14.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.78	0.81	0.79	0.73
Expenses after expense reductions	0.74	0.77	0.80	0.78	0.71
Net investment income (loss)	1.55	1.83	1.99	1.23	0.63
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$6,884,745	$6,749,788	$6,723,488	$6,689,895	$8,888,439

See Notes to Financial Statements
9

MFS International Intrinsic Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$35.14	$35.33	$33.77	$37.88	$48.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.29	$0.34	$0.11	$(0.17)
Net realized and unrealized gain (loss)	6.77	3.83	5.38	0.68	(6.74)
Total from investment operations	$6.96	$4.12	$5.72	$0.79	$(6.91)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.44)	$(0.43)	$(0.02)	$(0.25)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.33)	$(4.31)	$(4.16)	$(4.90)	$(3.88)
Net asset value, end of period (x)	$38.77	$35.14	$35.33	$33.77	$37.88
Total return (%) (r)(s)(t)(x)	20.54	13.35	18.22	2.89	(15.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.78	1.82	1.79	1.73
Expenses after expense reductions	1.74	1.77	1.80	1.78	1.71
Net investment income (loss)	0.50	0.85	1.00	0.32	(0.37)
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$7,960	$8,363	$8,242	$8,149	$8,909

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$36.74	$36.71	$34.94	$39.03	$49.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.47	$0.52	$0.28	$0.06
Net realized and unrealized gain (loss)	7.09	4.02	5.57	0.72	(6.94)
Total from investment operations	$7.49	$4.49	$6.09	$1.00	$(6.88)
Less distributions declared to shareholders
From net investment income	$(0.64)	$(0.59)	$(0.59)	$(0.21)	$(0.33)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.52)	$(4.46)	$(4.32)	$(5.09)	$(3.96)
Net asset value, end of period (x)	$40.71	$36.74	$36.71	$34.94	$39.03
Total return (%) (r)(s)(t)(x)	21.14	13.95	18.75	3.42	(15.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.28	1.31	1.29	1.23
Expenses after expense reductions	1.24	1.27	1.30	1.28	1.21
Net investment income (loss)	1.03	1.31	1.48	0.79	0.12
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$113,884	$117,658	$125,614	$132,772	$153,967

See Notes to Financial Statements
10

MFS International Intrinsic Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$41.02	$40.48	$38.07	$42.06	$53.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.63	$0.66	$0.41	$0.20
Net realized and unrealized gain (loss)	7.93	4.47	6.13	0.79	(7.49)
Total from investment operations	$8.50	$5.10	$6.79	$1.20	$(7.29)
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.69)	$(0.65)	$(0.31)	$(0.40)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.61)	$(4.56)	$(4.38)	$(5.19)	$(4.03)
Net asset value, end of period (x)	$45.91	$41.02	$40.48	$38.07	$42.06
Total return (%) (r)(s)(t)(x)	21.43	14.21	19.09	3.66	(15.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.03	1.07	1.04	0.98
Expenses after expense reductions	0.99	1.02	1.06	1.03	0.96
Net investment income (loss)	1.29	1.60	1.71	1.07	0.39
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$1,054,438	$997,889	$902,678	$977,368	$1,034,115

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$41.78	$41.14	$38.66	$42.63	$53.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.69	$0.73	$0.77	$0.48	$0.32
Net realized and unrealized gain (loss)	8.10	4.56	6.23	0.84	(7.59)
Total from investment operations	$8.79	$5.29	$7.00	$1.32	$(7.27)
Less distributions declared to shareholders
From net investment income	$(0.84)	$(0.78)	$(0.79)	$(0.41)	$(0.45)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.72)	$(4.65)	$(4.52)	$(5.29)	$(4.08)
Net asset value, end of period (x)	$46.85	$41.78	$41.14	$38.66	$42.63
Total return (%) (r)(s)(t)(x)	21.75	14.49	19.38	3.94	(14.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.78	0.82	0.79	0.73
Expenses after expense reductions	0.74	0.77	0.80	0.78	0.71
Net investment income (loss)	1.54	1.82	1.96	1.22	0.61
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$522,539	$523,876	$557,082	$622,734	$781,557

See Notes to Financial Statements
11

MFS International Intrinsic Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$41.88	$41.23	$38.75	$42.72	$54.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.75	$0.78	$0.83	$0.57	$0.40
Net realized and unrealized gain (loss)	8.11	4.57	6.22	0.80	(7.63)
Total from investment operations	$8.86	$5.35	$7.05	$1.37	$(7.23)
Less distributions declared to shareholders
From net investment income	$(0.89)	$(0.83)	$(0.84)	$(0.46)	$(0.48)
From net realized gain	(2.88)	(3.87)	(3.73)	(4.88)	(3.63)
Total distributions declared to shareholders	$(3.77)	$(4.70)	$(4.57)	$(5.34)	$(4.11)
Net asset value, end of period (x)	$46.97	$41.88	$41.23	$38.75	$42.72
Total return (%) (r)(s)(t)(x)	21.88	14.63	19.48	4.07	(14.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.67	0.71	0.68	0.62
Expenses after expense reductions	0.64	0.66	0.69	0.67	0.60
Net investment income (loss)	1.68	1.94	2.12	1.45	0.78
Portfolio turnover rate	21	13	12	19	10
Net assets at end of period (000 omitted)	$14,514,710	$12,644,505	$11,902,716	$10,806,520	$11,183,181

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS International Intrinsic Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS International Intrinsic Equity Fund (formerly MFS International Intrinsic Value Fund) (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
13

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$23,982,100,432	$—	$—	$23,982,100,432
Investment Companies	874,164,514	—	—	874,164,514
Total	$24,856,264,946	$—	$—	$24,856,264,946
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2026, there were no securities on loan or collateral outstanding.
14

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the year ended May 31, 2026, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $877,194 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, redemptions in-kind, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$457,562,559	$448,614,901
Long-term capital gains	1,439,022,450	1,936,149,485
Total distributions	$1,896,585,009	$2,384,764,386
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
As of 5/31/26
Cost of investments	$15,966,982,020
Gross appreciation	9,880,625,852
Gross depreciation	(991,342,926)
Net unrealized appreciation (depreciation)	$8,889,282,926
Undistributed ordinary income	261,398,294
Undistributed long-term capital gain	1,799,766,418
Other temporary differences	249,423
Total distributable earnings (loss)	$10,950,697,061
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$144,118,591	$191,372,635
Class B	23,460	85,572
Class C	652,150	1,787,419
Class I	498,612,584	676,664,941
Class R1	712,987	982,478
Class R2	9,998,868	13,398,256
Class R3	81,933,166	101,381,345
Class R4	40,589,446	54,243,582
Class R6	1,119,943,757	1,344,848,158
Total	$1,896,585,009	$2,384,764,386
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $3,326,398, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,227 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
16

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,553,186
Class B	0.75%	0.25%	1.00%	0.99%	3,639
Class C	0.75%	0.25%	1.00%	1.00%	83,192
Class R1	0.75%	0.25%	1.00%	1.00%	83,976
Class R2	0.25%	0.25%	0.50%	0.50%	584,410
Class R3	—	0.25%	0.25%	0.25%	2,585,812
Total Distribution and Service Fees					$7,894,215
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $576, $22, and $88 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$—
Class B	—
Class C	275
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $202,062, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,847,159.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0023% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
17

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$144
8/19/2024	Redemption	Class R1	5	189
8/19/2024	Redemption	Class R2	5	194
8/19/2024	Redemption	Class R3	4	186
8/19/2024	Redemption	Class R4	5	191
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $4,838,570,599 and $6,976,010,947, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,003,524	$177,909,472	6,390,206	$245,075,378
Class B	2	61	—	—
Class C	5,139	192,508	9,775	328,626
Class I	11,649,466	569,793,495	18,383,455	780,217,654
Class R1	25,988	978,619	32,850	1,096,086
Class R2	410,128	16,082,066	472,563	16,704,361
Class R3	4,533,016	200,266,671	5,741,268	221,140,037
Class R4	2,466,906	109,978,045	2,613,734	103,215,035
Class R6	36,823,627	1,671,301,495	24,885,469	1,006,508,678
	59,917,796	$2,746,502,432	58,529,320	$2,374,285,855
Shares issued to shareholders in reinvestment of distributions
Class A	2,795,076	$120,551,616	4,432,789	$161,264,855
Class B	586	23,460	2,524	85,238
Class C	17,612	632,984	56,257	1,725,956
Class I	9,357,176	442,407,292	15,429,175	610,841,021
Class R1	19,789	712,987	31,837	982,478
Class R2	264,332	9,975,907	415,064	13,365,070
Class R3	1,926,932	81,933,166	2,823,206	101,381,345
Class R4	787,201	34,117,310	1,243,786	45,435,497
Class R6	24,736,425	1,074,302,957	35,289,950	1,291,612,152
	39,905,129	$1,764,657,679	59,724,588	$2,226,693,612
18

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,162,480)	$(407,232,266)	(13,888,017)	$(536,473,537)
Class B	(10,441)	(433,304)	(19,602)	(728,030)
Class C	(193,684)	(7,206,585)	(330,316)	(11,102,658)
Class I	(35,372,248)	(1,741,441,591)	(36,870,222)	(1,562,279,702)
Class R1	(78,439)	(2,959,122)	(60,024)	(2,006,959)
Class R2	(1,079,413)	(42,378,290)	(1,106,393)	(39,281,172)
Class R3	(7,822,122)	(345,790,280)	(6,536,961)	(252,755,511)
Class R4	(4,638,780)	(209,459,439)	(4,860,493)	(196,616,853)
Class R6	(54,435,982)	(2,452,282,667)	(46,915,895)	(1,856,086,723)
	(112,793,589)	$(5,209,183,544)	(110,587,923)	$(4,457,331,145)
Net change
Class A	(2,363,880)	$(108,771,178)	(3,065,022)	$(130,133,304)
Class B	(9,853)	(409,783)	(17,078)	(642,792)
Class C	(170,933)	(6,381,093)	(264,284)	(9,048,076)
Class I	(14,365,606)	(729,240,804)	(3,057,592)	(171,221,027)
Class R1	(32,662)	(1,267,516)	4,663	71,605
Class R2	(404,953)	(16,320,317)	(218,766)	(9,211,741)
Class R3	(1,362,174)	(63,590,443)	2,027,513	69,765,871
Class R4	(1,384,673)	(65,364,084)	(1,002,973)	(47,966,321)
Class R6	7,124,070	293,321,785	13,259,524	442,034,107
	(12,970,664)	$(698,023,433)	7,665,985	$143,648,322
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 27% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $111,465 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
19

MFS International Intrinsic Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC *	$344,149,441	$—	$129,542,045	$72,741,171	$46,943,413	$—
MFS Institutional Money Market Portfolio	813,230,360	3,300,597,287	3,239,681,743	(53,459)	72,069	$874,164,514
	$1,157,379,801	$3,300,597,287	$3,369,223,788	$72,687,712	$47,015,482	$874,164,514

*	Held at period end. No longer considered an affiliated issuer.

Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC *	$4,625,601	$—
MFS Institutional Money Market Portfolio	31,610,202	—
	$36,235,803	$—

*	Held at period end. No longer considered an affiliated issuer.
(8) Redemptions In-Kind
On July 29, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $117,567,599.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $49,280,376 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
20

MFS International Intrinsic Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Intrinsic Equity Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Intrinsic Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026
21

MFS International Intrinsic Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,744,986,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $551,941,872. The fund intends to pass through foreign tax credits of $34,137,059 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS International Diversification Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Diversification Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
International Equity Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	144,877,477	$7,797,305,806
MFS International Growth Fund - Class R6	135,276,405	6,675,890,575
MFS International Intrinsic Equity Fund - Class R6	142,040,791	6,671,655,947
MFS International Large Cap Value Fund - Class R6	358,626,303	6,659,690,446
MFS International New Discovery Fund - Class R6	122,551,321	4,444,936,422
MFS Research International Fund - Class R6	434,646,208	12,200,519,072
		$44,449,998,268
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.69% (v)	74,267,665	$74,275,091
Total Mutual Funds (Identified Cost, $29,267,526,837)		$44,524,273,359
Other Assets, Less Liabilities – 0.1%		26,045,622
Net Assets – 100.0%		$44,550,318,981

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $44,524,273,359.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
MDIFS-ANN
1

MFS International Diversification Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in affiliated issuers, at value (identified cost, $29,267,526,837)	$44,524,273,359
Receivables for
Investments sold	114,208,074
Fund shares sold	32,907,586
Receivable from investment adviser	297,666
Other assets	46,077
Total assets	$44,671,732,762
Liabilities
Payables for
Fund shares reacquired	$114,738,088
Payable to affiliates
Administrative services fee	190
Shareholder servicing costs	5,728,980
Distribution and service fees	173,420
Payable for independent Trustees' compensation	24,281
Accrued expenses and other liabilities	748,822
Total liabilities	$121,413,781
Net assets	$44,550,318,981
Net assets consist of
Paid-in capital	$28,099,670,114
Total distributable earnings (loss)	16,450,648,867
Net assets	$44,550,318,981
Shares of beneficial interest outstanding	1,467,662,174

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,193,075,441	139,804,297	$29.99
Class B	1,556,286	52,232	29.80
Class C	202,724,050	6,981,362	29.04
Class I	17,281,738,478	568,288,672	30.41
Class R1	7,519,994	264,652	28.41
Class R2	48,653,435	1,655,351	29.39
Class R3	1,216,813,802	40,995,826	29.68
Class R4	750,906,964	24,787,984	30.29
Class R6	20,847,330,531	684,831,798	30.44

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.82 [100 / 94.25 x $29.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
2

MFS International Diversification Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from affiliated issuers	$1,017,140,273
Other	4,178
Total investment income	$1,017,144,451
Expenses
Distribution and service fees	$16,032,267
Shareholder servicing costs	24,276,586
Administrative services fee	17,500
Independent Trustees' compensation	175,429
Custodian fee	99,874
Shareholder communications	1,835,839
Audit and tax fees	53,107
Legal fees	223,248
Miscellaneous	870,662
Total expenses	$43,584,512
Reduction of expenses by investment adviser and distributor	(4,295,604)
Net expenses	$39,288,908
Net investment income (loss)	$977,855,543
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$958,848,098
Capital gain distributions from affiliated issuers	1,387,204,786
Net realized gain (loss)	$2,346,052,884
Change in unrealized appreciation or depreciation
Affiliated issuers	$5,657,922,983
Net realized and unrealized gain (loss)	$8,003,975,867
Change in net assets from operations	$8,981,831,410
See Notes to Financial Statements
3

MFS International Diversification Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$977,855,543	$851,658,733
Net realized gain (loss)	2,346,052,884	1,068,172,148
Net unrealized gain (loss)	5,657,922,983	3,353,145,261
Change in net assets from operations	$8,981,831,410	$5,272,976,142
Total distributions to shareholders	$(2,187,429,607)	$(1,261,783,740)
Change in net assets from fund share transactions	$(3,647,598,143)	$(1,233,134,332)
Total change in net assets	$3,146,803,660	$2,778,058,070
Net assets
At beginning of period	41,403,515,321	38,625,457,251
At end of period	$44,550,318,981	$41,403,515,321
See Notes to Financial Statements
4

MFS International Diversification Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.71	$23.29	$21.20	$21.37	$25.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.46	$0.42	$0.22	$0.40
Net realized and unrealized gain (loss)	5.11	2.69	2.54	0.09	(3.92)
Total from investment operations	$5.65	$3.15	$2.96	$0.31	$(3.52)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.51)	$(0.52)	$(0.08)	$(0.41)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.37)	$(0.73)	$(0.87)	$(0.48)	$(0.62)
Net asset value, end of period (x)	$29.99	$25.71	$23.29	$21.20	$21.37
Total return (%) (r)(s)(t)(x)	22.45	13.98	14.19	1.61	(14.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.37	0.36	0.37	0.37
Expenses after expense reductions (h)	0.35	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	1.95	1.94	1.93	1.07	1.64
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$4,193,075	$3,784,301	$3,689,945	$3,498,538	$3,644,253

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.43	$22.97	$20.87	$21.12	$25.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.27	$0.23	$0.06	$0.21
Net realized and unrealized gain (loss)	5.05	2.69	2.52	0.09	(3.86)
Total from investment operations	$5.39	$2.96	$2.75	$0.15	$(3.65)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.28)	$(0.30)	$—	$(0.18)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.02)	$(0.50)	$(0.65)	$(0.40)	$(0.39)
Net asset value, end of period (x)	$29.80	$25.43	$22.97	$20.87	$21.12
Total return (%) (r)(s)(t)(x)	21.53	13.16	13.32	0.83	(14.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.11	1.12	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	1.24	1.16	1.06	0.30	0.89
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$1,556	$3,892	$6,527	$9,428	$13,672

See Notes to Financial Statements
5

MFS International Diversification Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.92	$22.56	$20.55	$20.80	$24.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.27	$0.25	$0.06	$0.22
Net realized and unrealized gain (loss)	4.95	2.62	2.45	0.09	(3.82)
Total from investment operations	$5.27	$2.89	$2.70	$0.15	$(3.60)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.31)	$(0.34)	$—	$(0.22)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.15)	$(0.53)	$(0.69)	$(0.40)	$(0.43)
Net asset value, end of period (x)	$29.04	$24.92	$22.56	$20.55	$20.80
Total return (%) (r)(s)(t)(x)	21.54	13.13	13.30	0.84	(14.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.11	1.12	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	1.20	1.17	1.16	0.29	0.92
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$202,724	$219,017	$263,351	$304,133	$379,572

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$26.05	$23.59	$21.46	$21.63	$25.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.63	$0.53	$0.49	$0.26	$0.47
Net realized and unrealized gain (loss)	5.16	2.73	2.56	0.10	(3.97)
Total from investment operations	$5.79	$3.26	$3.05	$0.36	$(3.50)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.58)	$(0.57)	$(0.13)	$(0.47)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.43)	$(0.80)	$(0.92)	$(0.53)	$(0.68)
Net asset value, end of period (x)	$30.41	$26.05	$23.59	$21.46	$21.63
Total return (%) (r)(s)(t)(x)	22.76	14.27	14.48	1.85	(13.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.12	0.11	0.12	0.12
Expenses after expense reductions (h)	0.10	0.10	0.10	0.10	0.10
Net investment income (loss) (l)	2.23	2.18	2.20	1.28	1.94
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$17,281,738	$15,579,691	$14,892,220	$14,757,462	$15,504,823

See Notes to Financial Statements
6

MFS International Diversification Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$24.40	$22.12	$20.20	$20.45	$24.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.28	$0.25	$0.06	$0.20
Net realized and unrealized gain (loss)	4.91	2.56	2.39	0.09	(3.75)
Total from investment operations	$5.15	$2.84	$2.64	$0.15	$(3.55)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.37)	$—	$(0.19)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.14)	$(0.56)	$(0.72)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$28.41	$24.40	$22.12	$20.20	$20.45
Total return (%) (r)(s)(t)(x)	21.50	13.19	13.25	0.86	(14.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.11	1.12	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss) (l)	0.91	1.21	1.20	0.32	0.86
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$7,520	$7,280	$7,571	$7,177	$7,056

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.22	$22.85	$20.81	$20.98	$25.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.35	$0.16	$0.34
Net realized and unrealized gain (loss)	5.00	2.62	2.49	0.10	(3.85)
Total from investment operations	$5.46	$3.04	$2.84	$0.26	$(3.51)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.45)	$(0.45)	$(0.03)	$(0.35)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.29)	$(0.67)	$(0.80)	$(0.43)	$(0.56)
Net asset value, end of period (x)	$29.39	$25.22	$22.85	$20.81	$20.98
Total return (%) (r)(s)(t)(x)	22.13	13.72	13.88	1.36	(14.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.62	0.61	0.62	0.62
Expenses after expense reductions (h)	0.60	0.60	0.60	0.60	0.60
Net investment income (loss) (l)	1.69	1.80	1.61	0.80	1.43
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$48,653	$49,080	$54,122	$61,253	$65,430

See Notes to Financial Statements
7

MFS International Diversification Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.46	$23.07	$21.01	$21.19	$25.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.46	$0.42	$0.22	$0.40
Net realized and unrealized gain (loss)	5.03	2.67	2.51	0.09	(3.89)
Total from investment operations	$5.58	$3.13	$2.93	$0.31	$(3.49)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.52)	$(0.52)	$(0.09)	$(0.41)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.36)	$(0.74)	$(0.87)	$(0.49)	$(0.62)
Net asset value, end of period (x)	$29.68	$25.46	$23.07	$21.01	$21.19
Total return (%) (r)(s)(t)(x)	22.43	14.00	14.19	1.59	(14.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.37	0.36	0.37	0.37
Expenses after expense reductions (h)	0.35	0.35	0.35	0.35	0.35
Net investment income (loss) (l)	2.01	1.94	1.93	1.08	1.66
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$1,216,814	$1,444,247	$1,353,877	$1,216,239	$1,178,451

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$25.95	$23.50	$21.39	$21.56	$25.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.64	$0.51	$0.48	$0.28	$0.47
Net realized and unrealized gain (loss)	5.13	2.73	2.55	0.09	(3.95)
Total from investment operations	$5.77	$3.24	$3.03	$0.37	$(3.48)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.57)	$(0.57)	$(0.14)	$(0.47)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.43)	$(0.79)	$(0.92)	$(0.54)	$(0.68)
Net asset value, end of period (x)	$30.29	$25.95	$23.50	$21.39	$21.56
Total return (%) (r)(s)(t)(x)	22.76	14.27	14.43	1.86	(13.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.12	0.11	0.12	0.12
Expenses after expense reductions (h)	0.10	0.10	0.10	0.10	0.10
Net investment income (loss) (l)	2.29	2.13	2.15	1.33	1.91
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$750,907	$843,057	$1,055,356	$987,868	$1,017,358

See Notes to Financial Statements
8

MFS International Diversification Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$26.07	$23.61	$21.48	$21.66	$25.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.56	$0.51	$0.29	$0.49
Net realized and unrealized gain (loss)	5.18	2.72	2.57	0.09	(3.97)
Total from investment operations	$5.83	$3.28	$3.08	$0.38	$(3.48)
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.60)	$(0.60)	$(0.16)	$(0.49)
From net realized gain	(0.80)	(0.22)	(0.35)	(0.40)	(0.21)
Total distributions declared to shareholders	$(1.46)	$(0.82)	$(0.95)	$(0.56)	$(0.70)
Net asset value, end of period (x)	$30.44	$26.07	$23.61	$21.48	$21.66
Total return (%) (r)(s)(t)(x)	22.89	14.38	14.58	1.92	(13.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01	0.02	0.01	0.01	0.01
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.31	2.29	2.29	1.42	2.03
Portfolio turnover rate	1	2	3	7	4
Net assets at end of period (000 omitted)	$20,847,331	$19,472,950	$17,302,488	$14,522,293	$12,792,920

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Diversification Fund
Notes to Financial Statements
(1) Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks.  Certain underlying funds can invest in foreign securities, including securities of emerging market issuers.  Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the international stock funds held by the fund at May 31, 2026 was to seek capital appreciation.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be
10

MFS International Diversification Fund
Notes to Financial Statements  - continued
valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$44,524,273,359	$—	$—	$44,524,273,359
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
11

MFS International Diversification Fund
Notes to Financial Statements  - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$1,043,517,117	$917,741,360
Long-term capital gains	1,143,912,490	344,042,380
Total distributions	$2,187,429,607	$1,261,783,740
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$29,918,780,882
Gross appreciation	14,607,685,215
Gross depreciation	(2,192,738)
Net unrealized appreciation (depreciation)	$14,605,492,477
Undistributed ordinary income	131,569,291
Undistributed long-term capital gain	1,713,587,099
Total distributable earnings (loss)	$16,450,648,867
12

MFS International Diversification Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$190,191,928	$109,812,620
Class B	93,781	106,985
Class C	8,684,844	5,218,931
Class I	830,421,571	474,972,985
Class R1	274,601	180,384
Class R2	2,259,100	1,483,540
Class R3	70,462,695	41,677,152
Class R4	41,227,277	26,960,938
Class R6	1,043,813,810	601,370,205
Total	$2,187,429,607	$1,261,783,740
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”), such that “Other Expenses” do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this reduction amounted to $4,293,943, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $273,374 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
13

MFS International Diversification Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,940,521
Class B	0.75%	0.25%	1.00%	1.00%	27,412
Class C	0.75%	0.25%	1.00%	1.00%	2,120,876
Class R1	0.75%	0.25%	1.00%	1.00%	71,081
Class R2	0.25%	0.25%	0.50%	0.50%	248,538
Class R3	—	0.25%	0.25%	0.25%	3,623,839
Total Distribution and Service Fees					$16,032,267
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $674, $57, and $930 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$29,540
Class B	—
Class C	6,226
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $797,931, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $23,478,655.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.00004% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
14

MFS International Diversification Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$67
8/19/2024	Redemption	Class C	3	61
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	3	67
8/19/2024	Redemption	Class R2	3	73
8/19/2024	Redemption	Class R3	3	77
8/19/2024	Redemption	Class R4	3	76
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $530,645,252 and $6,405,504,662, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,654,065	$380,897,956	15,743,869	$375,966,720
Class B	264	7,500	818	20,098
Class C	892,605	24,242,663	609,712	14,199,984
Class I	95,568,417	2,697,931,419	105,607,072	2,547,565,489
Class R1	49,645	1,318,765	45,323	1,022,131
Class R2	255,524	6,946,214	297,289	6,935,065
Class R3	8,377,070	229,704,879	11,819,291	279,333,301
Class R4	4,008,294	112,449,274	5,189,809	124,807,679
Class R6	125,772,974	3,525,621,100	148,958,942	3,600,648,579
	248,578,858	$6,979,119,770	288,272,125	$6,950,499,046
Shares issued to shareholders in reinvestment of distributions
Class A	6,256,296	$171,860,369	4,344,020	$98,609,250
Class B	3,425	93,781	4,751	106,985
Class C	302,747	8,077,282	220,011	4,855,652
Class I	25,810,234	718,040,705	18,024,801	414,209,917
Class R1	10,517	274,601	8,347	180,384
Class R2	83,066	2,238,621	66,018	1,471,533
Class R3	2,592,447	70,462,695	1,853,966	41,677,152
Class R4	1,438,135	39,850,708	1,144,160	26,189,823
Class R6	36,361,147	1,012,294,322	25,372,992	583,325,086
	72,858,014	$2,023,193,084	51,039,066	$1,170,625,782
15

MFS International Diversification Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(27,280,199)	$(758,825,541)	(31,370,765)	$(747,800,770)
Class B	(104,516)	(2,886,410)	(136,682)	(3,244,038)
Class C	(3,002,548)	(81,097,475)	(3,717,085)	(86,067,420)
Class I	(151,137,891)	(4,297,850,764)	(156,992,654)	(3,790,019,174)
Class R1	(93,898)	(2,476,164)	(97,482)	(2,167,102)
Class R2	(629,394)	(17,321,201)	(785,996)	(18,054,717)
Class R3	(26,705,914)	(747,596,969)	(15,639,282)	(369,018,074)
Class R4	(13,140,950)	(370,538,558)	(18,764,353)	(448,435,663)
Class R6	(224,110,696)	(6,371,317,915)	(160,418,411)	(3,889,452,202)
	(446,206,006)	$(12,649,910,997)	(387,922,710)	$(9,354,259,160)
Net change
Class A	(7,369,838)	$(206,067,216)	(11,282,876)	$(273,224,800)
Class B	(100,827)	(2,785,129)	(131,113)	(3,116,955)
Class C	(1,807,196)	(48,777,530)	(2,887,362)	(67,011,784)
Class I	(29,759,240)	(881,878,640)	(33,360,781)	(828,243,768)
Class R1	(33,736)	(882,798)	(43,812)	(964,587)
Class R2	(290,804)	(8,136,366)	(422,689)	(9,648,119)
Class R3	(15,736,397)	(447,429,395)	(1,966,025)	(48,007,621)
Class R4	(7,694,521)	(218,238,576)	(12,430,384)	(297,438,161)
Class R6	(61,976,575)	(1,833,402,493)	13,913,523	294,521,463
	(124,769,134)	$(3,647,598,143)	(48,611,519)	$(1,233,134,332)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $203,076 and $75,033, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
16

MFS International Diversification Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$7,062,903,163	$383,639,522	$2,314,055,354	$499,301,618	$2,165,516,857	$7,797,305,806
MFS Institutional Money Market Portfolio	79,993,091	1,454,797,388	1,460,519,173	(248)	4,033	74,275,091
MFS International Growth Fund	6,168,092,930	479,835,750	360,697,034	22,999,056	365,659,873	6,675,890,575
MFS International Intrinsic Equity Fund	6,223,858,079	545,402,477	871,034,654	42,722,630	730,707,415	6,671,655,947
MFS International Large Cap Value Fund	6,269,770,102	537,653,341	1,272,840,698	276,226,105	848,881,596	6,659,690,446
MFS International New Discovery Fund	4,140,034,115	206,560,089	283,379,000	(15,876,844)	397,598,062	4,444,936,422
MFS Research International Fund	11,442,070,687	778,915,379	1,303,497,922	133,475,781	1,149,555,147	12,200,519,072
	$41,386,722,167	$4,386,803,946	$7,866,023,835	$958,848,098	$5,657,922,983	$44,524,273,359

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$199,017,962	$—
MFS Institutional Money Market Portfolio	2,983,753	—
MFS International Growth Fund	84,974,611	264,407,590
MFS International Intrinsic Equity Fund	131,420,989	397,500,048
MFS International Large Cap Value Fund	246,226,925	281,851,388
MFS International New Discovery Fund	79,586,674	61,426,806
MFS Research International Fund	272,929,359	382,018,954
	$1,017,140,273	$1,387,204,786
17

MFS International Diversification Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS International Diversification Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Diversification Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS International Diversification Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,507,274,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $997,559,710. The fund intends to pass through foreign tax credits of $81,820,233 for the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
20

MFS Managed Wealth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Managed Wealth Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 1.8%
U.S. Treasury Obligations – 1.8%
U.S. Treasury Notes, 4.625%, 6/30/2026 (f)	$100,000	$100,067
U.S. Treasury Notes, 3.5%, 9/30/2026 (f)	350,000	349,683
U.S. Treasury Notes, 4.25%, 12/31/2026 (f)	200,000	200,500
Total Bonds (Identified Cost, $651,196)		$650,250
Mutual Funds (h) – 98.2%
International Equity Funds – 30.9%
MFS International Equity Fund - Class R6	261,057	$10,993,128
U.S. Equity Funds – 61.0%
MFS Growth Fund - Class R6	52,349	$10,986,360
MFS Value Fund - Class R6	207,023	10,736,231
		$21,722,591
Money Market Funds – 6.3%
MFS Institutional Money Market Portfolio, 3.69% (v)	2,233,641	$2,233,864
Total Mutual Funds (Identified Cost, $18,905,633)		$34,949,583

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.2%
S&P 500 Index – 6/18/2026 @ $6,200	Put	Exchange Traded	$3,032,024	4	$556
S&P 500 Index – 9/18/2026 @ $5,400	Put	Exchange Traded	3,790,030	5	7,740
S&P 500 Index – 12/18/2026 @ $5,500	Put	Exchange Traded	3,032,024	4	16,976
STOXX Europe 600 price Index – 12/18/2026 @ EUR 545	Put	Merrill Lynch International	3,285,749	90	40,941
Total Purchased Options (Premiums Paid, $217,043)					$66,213
Written Options (see table below) – (0.1)%
(Premiums Received, $36,255)					$(19,316)
Other Assets, Less Liabilities – (0.1)%					(61,286)
Net Assets – 100.0%					$35,585,444

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,949,583 and
$716,463, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

MGWFS-ANN
1

MFS Managed Wealth Fund
Portfolio of Investments – continued
Derivative Contracts at 5/31/26
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
STOXX Europe 600 price Index	Put	Merrill Lynch International	(90)	$(3,285,749)	EUR 490	December – 2026	$(19,316)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	29	$4,511,385	June – 2026	$(258,749)
Russell 1000 Growth Index	Short	USD	10	2,577,450	June – 2026	(351,011)
Russell 1000 Value Index	Short	USD	38	4,446,950	June – 2026	(416,862)
						$(1,026,622)
At May 31, 2026, the fund had liquid securities collateral with an aggregate value of $613,201 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
2

MFS Managed Wealth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $868,239)	$716,463
Investments in affiliated issuers, at value (identified cost, $18,905,633)	34,949,583
Receivables for
Investments sold	9,306
Fund shares sold	6,068
Interest	7,586
Receivable from investment adviser	13,298
Other assets	167
Total assets	$35,702,471
Liabilities
Payables for
Net daily variation margin on open futures contracts	$12,023
Fund shares reacquired	1,462
Written options (premiums received, $36,255)	19,316
Payable to affiliates
Administrative services fee	190
Shareholder servicing costs	7,953
Distribution and service fees	285
Payable for independent Trustees' compensation	504
Payable for audit and tax fees	58,965
Accrued expenses and other liabilities	16,329
Total liabilities	$117,027
Net assets	$35,585,444
Net assets consist of
Paid-in capital	$26,323,827
Total distributable earnings (loss)	9,261,617
Net assets	$35,585,444
Shares of beneficial interest outstanding	2,641,733

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,230,228	313,370	$13.50
Class B	66,445	5,190	12.80
Class C	1,358,557	106,695	12.73
Class I	26,811,618	1,985,104	13.51
Class R1	66,472	5,202	12.78
Class R2	70,188	5,283	13.29
Class R3	72,051	5,363	13.43
Class R4	73,983	5,486	13.49
Class R6	2,835,902	210,040	13.50

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.32 [100 / 94.25 x $13.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
3

MFS Managed Wealth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from affiliated issuers	$536,404
Interest	34,501
Other	14
Total investment income	$570,919
Expenses
Management fee	$129,416
Distribution and service fees	26,126
Shareholder servicing costs	34,507
Administrative services fee	17,500
Independent Trustees' compensation	3,012
Custodian fee	8,760
Shareholder communications	15,698
Audit and tax fees	59,341
Legal fees	465
Registration fees	132,435
Miscellaneous	47,497
Total expenses	$474,757
Reduction of expenses by investment adviser	(204,047)
Net expenses	$270,710
Net investment income (loss)	$300,209
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(161,471)
Affiliated issuers	465,173
Capital gain distributions from affiliated issuers	2,432,152
Futures contracts	(2,511,786)
Foreign currency	(39)
Net realized gain (loss)	$224,029
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(119,486)
Affiliated issuers	1,200,443
Written options	16,939
Futures contracts	(153,901)
Net unrealized gain (loss)	$943,995
Net realized and unrealized gain (loss)	$1,168,024
Change in net assets from operations	$1,468,233
See Notes to Financial Statements
4

MFS Managed Wealth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$300,209	$263,596
Net realized gain (loss)	224,029	5,022,864
Net unrealized gain (loss)	943,995	(3,179,450)
Change in net assets from operations	$1,468,233	$2,107,010
Total distributions to shareholders	$(270,046)	$(340,242)
Change in net assets from fund share transactions	$(644,752)	$(5,932,801)
Total change in net assets	$553,435	$(4,166,033)
Net assets
At beginning of period	35,032,009	39,198,042
At end of period	$35,585,444	$35,032,009
See Notes to Financial Statements
5

MFS Managed Wealth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.05	$12.45	$11.50	$11.25	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.07	$0.06	$0.01	$0.03
Net realized and unrealized gain (loss)	0.44	0.64	0.95	0.24	(0.24)
Total from investment operations	$0.53	$0.71	$1.01	$0.25	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.11)	$(0.06)	$—	$—
Net asset value, end of period (x)	$13.50	$13.05	$12.45	$11.50	$11.25
Total return (%) (r)(s)(t)(x)	4.03	5.77	8.78	2.22	(1.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.47	1.45	1.31	1.02	0.94
Expenses after expense reductions (h)	0.92	0.92	0.93	0.93	0.92
Net investment income (loss) (l)	0.67	0.57	0.54	0.11	0.29
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$4,230	$3,757	$3,476	$3,646	$10,280

Class B	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.40	$11.82	$10.95	$10.79	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.02)	$(0.02)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	0.42	0.61	0.89	0.22	(0.23)
Total from investment operations	$0.40	$0.59	$0.87	$0.16	$(0.29)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$12.80	$12.40	$11.82	$10.95	$10.79
Total return (%) (r)(s)(t)(x)	3.23	4.98	7.95	1.48	(2.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.22	2.20	2.05	1.78	1.69
Expenses after expense reductions (h)	1.67	1.67	1.68	1.68	1.67
Net investment income (loss) (l)	(0.13)	(0.18)	(0.17)	(0.58)	(0.53)
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$66	$64	$67	$71	$80

See Notes to Financial Statements
6

MFS Managed Wealth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.34	$11.76	$10.89	$10.74	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.01)	$(0.02)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	0.41	0.60	0.89	0.21	(0.22)
Total from investment operations	$0.39	$0.59	$0.87	$0.15	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$12.73	$12.34	$11.76	$10.89	$10.74
Total return (%) (r)(s)(t)(x)	3.16	5.02	7.99	1.40	(2.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.22	2.20	2.05	1.78	1.69
Expenses after expense reductions (h)	1.67	1.67	1.68	1.68	1.67
Net investment income (loss) (l)	(0.15)	(0.08)	(0.22)	(0.57)	(0.54)
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$1,359	$1,460	$1,956	$2,369	$3,870

Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.05	$12.44	$11.50	$11.30	$11.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.10	$0.09	$0.05	$0.06
Net realized and unrealized gain (loss)	0.44	0.65	0.94	0.23	(0.24)
Total from investment operations	$0.56	$0.75	$1.03	$0.28	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.14)	$(0.09)	$(0.08)	$(0.02)
Net asset value, end of period (x)	$13.51	$13.05	$12.44	$11.50	$11.30
Total return (%) (r)(s)(t)(x)	4.31	6.09	9.01	2.49	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.20	1.04	0.78	0.69
Expenses after expense reductions (h)	0.67	0.67	0.69	0.68	0.67
Net investment income (loss) (l)	0.87	0.80	0.77	0.43	0.54
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$26,812	$26,653	$30,581	$46,564	$82,106

See Notes to Financial Statements
7

MFS Managed Wealth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.38	$11.82	$10.95	$10.80	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.02)	$(0.02)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	0.42	0.61	0.89	0.21	(0.22)
Total from investment operations	$0.40	$0.59	$0.87	$0.15	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$12.78	$12.38	$11.82	$10.95	$10.80
Total return (%) (r)(s)(t)(x)	3.23	5.03	7.95	1.39	(2.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.22	2.20	2.06	1.78	1.68
Expenses after expense reductions (h)	1.67	1.67	1.68	1.68	1.67
Net investment income (loss) (l)	(0.13)	(0.16)	(0.19)	(0.60)	(0.51)
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$66	$64	$61	$57	$56

Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.85	$12.26	$11.34	$11.15	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.04	$0.04	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	0.43	0.64	0.93	0.23	(0.24)
Total from investment operations	$0.48	$0.68	$0.97	$0.22	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.09)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$13.29	$12.85	$12.26	$11.34	$11.15
Total return (%) (r)(s)(t)(x)	3.73	5.56	8.53	1.94	(2.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.72	1.70	1.56	1.28	1.19
Expenses after expense reductions (h)	1.17	1.17	1.18	1.18	1.17
Net investment income (loss) (l)	0.36	0.34	0.31	(0.10)	(0.01)
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$70	$68	$64	$59	$58

See Notes to Financial Statements
8

MFS Managed Wealth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$12.99	$12.39	$11.46	$11.27	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.07	$0.07	$0.02	$0.03
Net realized and unrealized gain (loss)	0.43	0.65	0.93	0.22	(0.24)
Total from investment operations	$0.51	$0.72	$1.00	$0.24	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$13.43	$12.99	$12.39	$11.46	$11.27
Total return (%) (r)(s)(t)(x)	3.93	5.83	8.79	2.17	(1.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.47	1.45	1.31	1.03	0.94
Expenses after expense reductions (h)	0.92	0.92	0.93	0.93	0.92
Net investment income (loss) (l)	0.61	0.59	0.56	0.15	0.24
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$72	$69	$65	$60	$59

Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.03	$12.43	$11.50	$11.30	$11.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.11	$0.10	$0.05	$0.06
Net realized and unrealized gain (loss)	0.45	0.64	0.93	0.23	(0.24)
Total from investment operations	$0.56	$0.75	$1.03	$0.28	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.10)	$(0.08)	$(0.02)
Net asset value, end of period (x)	$13.49	$13.03	$12.43	$11.50	$11.30
Total return (%) (r)(s)(t)(x)	4.31	6.06	9.01	2.51	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.20	1.06	0.78	0.69
Expenses after expense reductions (h)	0.67	0.67	0.68	0.68	0.67
Net investment income (loss) (l)	0.86	0.84	0.81	0.40	0.49
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$74	$71	$67	$61	$60

See Notes to Financial Statements
9

MFS Managed Wealth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$13.05	$12.44	$11.50	$11.31	$11.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.11	$0.10	$0.06	$0.07
Net realized and unrealized gain (loss)	0.43	0.65	0.95	0.22	(0.24)
Total from investment operations	$0.56	$0.76	$1.05	$0.28	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.11)	$(0.09)	$(0.03)
Net asset value, end of period (x)	$13.50	$13.05	$12.44	$11.50	$11.31
Total return (%) (r)(s)(t)(x)	4.30	6.20	9.18	2.50	(1.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.13	0.97	0.70	0.61
Expenses after expense reductions (h)	0.58	0.60	0.62	0.60	0.59
Net investment income (loss) (l)	0.95	0.87	0.81	0.51	0.59
Portfolio turnover rate	11	11	6	19	19
Net assets at end of period (000 omitted)	$2,836	$2,826	$2,860	$5,768	$7,125

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Managed Wealth Fund
Notes to Financial Statements
(1) Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks.  Certain underlying funds can invest in foreign securities, including securities of emerging market issuers.  Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the underlying funds held by the fund at May 31, 2026 was to seek capital appreciation.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
11

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,
12

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$650,250	$—	$650,250
Purchased Options	25,272	40,941	—	66,213
Investment Companies	34,949,583	—	—	34,949,583
Total	$34,974,855	$691,191	$—	$35,666,046

Other Financial Instruments
Futures Contracts – Liabilities	$(1,026,622)	$—	$—	$(1,026,622)
Written Options - Liabilities	—	(19,316)	—	(19,316)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(19,316)
Equity	Purchased Option Contracts	66,213	—
Equity	Futures Contracts	—	(1,026,622)
Total		$66,213	$(1,045,938)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(2,511,786)	$(157,246)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(153,901)	$(121,504)	$16,939
13

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2026:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(12,023)
Purchased Options (a)	66,213	—
Written Options	—	(19,316)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$66,213	$(31,339)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	25,272	(12,023)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$40,941	$(19,316)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at May 31, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Merrill Lynch International	$40,941	$(19,316)	$—	$—	$21,625
14

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at May 31, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Merrill Lynch International	$(19,316)	$19,316	$—	$—	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
15

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$270,046	$340,242
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
As of 5/31/26
Cost of investments	$19,220,169
Gross appreciation	15,400,884
Gross depreciation	(945)
Net unrealized appreciation (depreciation)	$15,399,939
Undistributed ordinary income	290,692
Capital loss carryforwards	(6,429,014)
Total distributable earnings (loss)	$9,261,617
As of May 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,429,014)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$25,061	$30,881
Class B	—	42
Class C	—	1,590
Class I	220,457	274,942
Class R1	—	175
Class R2	205	459
Class R3	372	618
Class R4	550	788
Class R6	23,401	30,747
Total	$270,046	$340,242
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $5,094, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will terminate on July 31, 2026. For the year ended May 31, 2026, this reduction amounted to $198,953, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses,excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.61%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2027. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $412 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,214
Class B	0.75%	0.25%	1.00%	1.00%	653
Class C	0.75%	0.25%	1.00%	1.00%	14,085
Class R1	0.75%	0.25%	1.00%	1.00%	654
Class R2	0.25%	0.25%	0.50%	0.50%	344
Class R3	—	0.25%	0.25%	0.25%	176
Total Distribution and Service Fees					$26,126
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
18

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Amount
Class A	$—
Class B	—
Class C	100
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $3,539, which equated to 0.0096% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $30,968.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0473% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$35
8/19/2024	Redemption	Class C	2	24
8/19/2024	Redemption	Class I	2	26
At May 31, 2026, MFS held 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $3,803,915 and $8,617,958, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	85,950	$1,145,098	80,109	$1,015,420
Class C	7,810	98,664	10,218	122,950
Class I	515,868	6,850,052	375,148	4,738,226
Class R6	644	8,562	33,386	417,408
	610,272	$8,102,376	498,861	$6,294,004
19

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,865	$24,974	2,467	$30,881
Class B	—	—	4	42
Class C	—	—	134	1,590
Class I	16,001	214,099	21,264	266,014
Class R1	—	—	15	175
Class R2	16	205	37	459
Class R3	28	372	49	618
Class R4	41	550	63	788
Class R6	280	3,748	17	211
	18,231	$243,948	24,050	$300,778
Shares reacquired
Class A	(62,252)	$(831,715)	(73,993)	$(939,777)
Class B	—	—	(497)	(5,998)
Class C	(19,451)	(242,963)	(58,385)	(694,864)
Class I	(588,829)	(7,817,766)	(811,870)	(10,295,358)
Class R6	(7,488)	(98,632)	(46,679)	(591,586)
	(678,020)	$(8,991,076)	(991,424)	$(12,527,583)
Net change
Class A	25,563	$338,357	8,583	$106,524
Class B	—	—	(493)	(5,956)
Class C	(11,641)	(144,299)	(48,033)	(570,324)
Class I	(56,960)	(753,615)	(415,458)	(5,291,118)
Class R1	—	—	15	175
Class R2	16	205	37	459
Class R3	28	372	49	618
Class R4	41	550	63	788
Class R6	(6,564)	(86,322)	(13,276)	(173,967)
	(49,517)	$(644,752)	(468,513)	$(5,932,801)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $159 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
20

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$11,329,454	$2,965,691	$3,698,047	$72,222	$317,040	$10,986,360
MFS Institutional Money Market Portfolio	835,251	19,742,060	18,343,680	46	187	2,233,864
MFS International Equity Fund	11,042,755	1,485,396	2,434,079	341,910	557,146	10,993,128
MFS Value Fund	10,615,803	2,173,715	2,430,352	50,995	326,070	10,736,231
	$33,823,263	$26,366,862	$26,906,158	$465,173	$1,200,443	$34,949,583

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$1,502,352
MFS Institutional Money Market Portfolio	105,177	—
MFS International Equity Fund	207,541	96,236
MFS Value Fund	223,686	833,564
	$536,404	$2,432,152
21

MFS Managed Wealth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Managed Wealth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Managed Wealth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026
22

MFS Managed Wealth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 88.74% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS International Large Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Large Cap Value Fund
Portfolio of Investments − 5/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 1.6%
BAE Systems PLC	2,145,077	$58,439,922
Dassault Aviation S.A.	178,737	63,544,350
		$121,984,272
Alcoholic Beverages – 1.8%
Diageo PLC	4,680,392	$96,783,853
Heineken N.V.	487,579	38,137,837
		$134,921,690
Apparel, Footwear, & Accessories – 0.3%
Burberry Group PLC (a)	1,302,237	$20,676,389
Auto & Auto Components – 1.7%
Aptiv PLC (a)	561,523	$38,149,873
Compagnie Generale des Etablissements Michelin	1,565,717	57,545,210
USS Co. Ltd.	2,538,200	28,009,208
		$123,704,291
Brokerage & Asset Managers – 1.9%
Julius Baer Group Ltd.	1,207,907	$99,071,432
St. James's Place PLC	2,653,027	43,231,261
		$142,302,693
Business Services – 2.0%
Edenred	929,796	$25,312,558
Experian PLC	1,826,295	63,282,201
Sodexo (l)	1,141,181	62,826,670
		$151,421,429
Chemicals – 3.4%
Akzo Nobel N.V. (l)	1,192,255	$91,309,832
FUJIFILM Holdings Corp.	1,852,100	38,631,690
Nitto Denko Corp.	3,068,000	57,607,472
Shin-Etsu Chemical Co. Ltd.	1,310,700	63,845,858
		$251,394,852
Construction – 1.5%
CRH PLC	224,179	$24,388,434
Techtronic Industries Co. Ltd.	5,842,000	86,695,581
		$111,084,015
Consumer Products – 2.0%
Haleon PLC	19,736,749	$89,493,109
Reckitt Benckiser Group PLC	472,455	29,210,474
Uni-Charm Corp. (l)	4,982,000	29,660,832
		$148,364,415
MKVFS-ANN
1

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 2.2%
Deutsche Boerse AG	206,143	$59,534,230
IG Group Holdings PLC	4,151,472	100,354,633
		$159,888,863
Electrical Equipment – 4.1%
Legrand S.A.	287,017	$49,429,769
Mitsubishi Electric Corp.	2,953,100	121,598,781
Schneider Electric SE	399,204	125,697,236
Versigent PLC (a)	188,861	8,332,547
		$305,058,333
Energy - Independent – 7.1%
Aker BP ASA	1,407,204	$50,617,918
Cenovus Energy, Inc.	2,050,675	56,612,404
Eni S.p.A. (l)	6,214,411	163,308,457
Suncor Energy, Inc.	971,174	60,701,457
TotalEnergies SE	2,239,119	196,348,238
		$527,588,474
Food & Beverages – 0.9%
Danone S.A.	933,548	$66,356,980
Food & Drug Stores – 2.5%
Seven & I Holdings Co. Ltd.	8,630,400	$100,764,316
Tesco PLC	14,289,634	82,787,043
		$183,551,359
Global Systemically Important Banks – 10.9%
Barclays PLC	22,292,187	$137,480,658
BNP Paribas S.A.	1,895,268	205,479,043
Mitsubishi UFJ Financial Group, Inc.	10,184,100	191,769,164
Mizuho Financial Group, Inc.	784,100	35,422,720
Toronto-Dominion Bank	491,555	56,245,458
UBS Group AG	3,856,882	183,023,393
		$809,420,436
Hardware, Peripherals, & Assembly – 6.3%
Amadeus IT Group S.A.	1,020,801	$65,176,854
Capgemini	990,621	117,799,181
Hitachi Ltd.	3,509,200	113,826,184
NEC Corp.	2,761,900	71,152,329
Samsung Electronics Co. Ltd.	482,579	101,511,309
		$469,465,857
Insurance – 3.3%
Manulife Financial Corp. (l)	2,058,268	$78,723,731
Sompo Holdings, Inc.	1,024,200	38,314,655
Willis Towers Watson PLC	495,524	123,717,477
		$240,755,863
Interactive Media Services – 0.4%
Baidu, Inc., ADR (a)(l)	232,513	$31,461,334
2

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.9%
Aalberts Industries N.V.	544,210	$24,908,239
Daikin Industries Ltd.	280,900	41,068,386
		$65,976,625
Media – 4.7%
Informa PLC	4,891,172	$53,433,268
Publicis Groupe	1,106,726	108,098,727
RELX PLC	2,022,203	66,987,011
Springer Nature AG & Co. KGaA	1,222,310	27,459,028
Wolters Kluwer N.V.	1,296,883	92,303,998
		$348,282,032
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	312,855	$42,570,180
Medical Equipment – 1.5%
ConvaTec Group PLC	12,538,051	$34,141,457
Smith & Nephew PLC	5,074,778	75,928,001
		$110,069,458
Metals & Mining – 4.0%
Glencore PLC	20,013,201	$153,032,195
Rio Tinto PLC	1,336,968	143,463,426
		$296,495,621
Non-Global Systemically Important Banks – 13.6%
ABN AMRO Group N.V., GDR	2,057,763	$81,893,963
AIB Group PLC	8,942,115	105,343,838
Banco Bilbao Vizcaya Argentaria S.A.	803,234	18,840,901
Bank of Ireland Group PLC	6,893,404	140,185,532
BPER Banca S.p.A. (l)	6,974,829	94,517,548
CaixaBank S.A.	2,736,368	37,023,716
Eurobank S.A.	7,258,339	33,788,311
FinecoBank S.p.A.	2,480,447	60,641,333
Lloyds Banking Group PLC	37,566,082	51,551,457
National Bank of Greece S.A.	3,470,305	60,008,098
NatWest Group PLC	30,449,452	245,791,625
Resona Holdings, Inc.	5,841,900	74,809,626
		$1,004,395,948
Pharmaceuticals & Biotechnology – 5.4%
GSK PLC	1,364,236	$34,567,231
Novartis AG	166,028	25,061,071
Roche Holding AG	475,356	200,544,143
Sandoz Group AG	506,742	42,588,271
Sanofi S.A.	1,086,209	95,388,980
		$398,149,696
3

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 0.7%
Alibaba Group Holding Ltd., ADR (l)	174,421	$21,666,576
B&M European Value Retail S.A.	6,362,840	14,652,711
Shimamura Co. Ltd.	826,600	17,085,783
		$53,405,070
Semiconductor & Electronic Components – 2.4%
Kyocera Corp.	4,571,900	$99,983,849
NXP Semiconductors N.V.	235,647	75,725,163
		$175,709,012
Telecom Services – 0.7%
Koninklijke KPN N.V.	10,374,331	$54,041,368
Tobacco – 2.8%
British American Tobacco PLC	2,692,103	$166,444,644
Imperial Brands PLC	1,094,868	39,751,408
		$206,196,052
Travel, Gaming, & Lodging – 1.2%
Ryanair Holdings PLC, ADR	1,456,662	$88,535,916
Utilities – 4.3%
E.ON SE	5,550,324	$117,824,942
Iberdrola S.A.	2,583,436	58,759,735
National Grid PLC	9,019,905	145,218,653
		$321,803,330
Total Common Stocks (Identified Cost, $4,474,606,595)		$7,165,031,853
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA (Identified Cost, $129,594,747)	1,531,829	$119,138,846
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $76,077,363)	76,065,154	$76,072,761
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j) (Identified Cost, $98,933,626)	98,933,626	$98,933,626
Other Assets, Less Liabilities – (0.7)%		(50,844,091)
Net Assets – 100.0%		$7,408,332,995

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $76,072,761 and
$7,383,104,325, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS International Large Cap Value Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
5

MFS International Large Cap Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 Assets
Investments in unaffiliated issuers, at value, including $181,934,267 of securities on loan (identified cost, $4,703,134,968)	$7,383,104,325
Investments in affiliated issuers, at value (identified cost, $76,077,363)	76,072,761
Receivables for
Fund shares sold	579,812
Interest and dividends	52,520,015
Receivable from investment adviser	523,928
Other assets	8,464
Total assets	$7,512,809,305
Liabilities
Payables for
Fund shares reacquired	$4,867,777
Collateral for securities loaned, at value (c)	98,933,626
Payable to affiliates
Administrative services fee	6,391
Shareholder servicing costs	27,778
Distribution and service fees	991
Payable for independent Trustees' compensation	23,392
Accrued expenses and other liabilities	616,355
Total liabilities	$104,476,310
Net assets	$7,408,332,995
Net assets consist of
Paid-in capital	$4,058,269,320
Total distributable earnings (loss)	3,350,063,675
Net assets	$7,408,332,995
Shares of beneficial interest outstanding	398,887,029

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$30,080,394	1,628,821	$18.47
Class C	1,274,696	69,464	18.35
Class I	95,958,082	5,156,704	18.61
Class R1	152,143	8,263	18.41
Class R2	162,162	8,758	18.52
Class R3	212,802	11,474	18.55
Class R4	162,285	8,725	18.60
Class R6	7,280,330,431	391,994,820	18.57

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.60 [100 / 94.25 x $18.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS International Large Cap Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$241,786,012
Dividends from affiliated issuers	2,642,599
Income on securities loaned	504,034
Other	3,368
Foreign taxes withheld	(13,694,606)
Total investment income	$231,241,407
Expenses
Management fee	$50,912,985
Distribution and service fees	76,526
Shareholder servicing costs	92,526
Administrative services fee	560,769
Independent Trustees' compensation	147,072
Custodian fee	855,743
Shareholder communications	18,488
Audit and tax fees	79,052
Legal fees	37,690
Miscellaneous	386,289
Total expenses	$53,167,140
Fees paid indirectly	(8,477)
Reduction of expenses by investment adviser and distributor	(5,753,617)
Net expenses	$47,405,046
Net investment income (loss)	$183,836,361
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$859,184,200
Affiliated issuers	(1,428)
Foreign currency	703,421
Net realized gain (loss)	$859,886,193
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$788,378,904
Affiliated issuers	(4,602)
Translation of assets and liabilities in foreign currencies	(41,195)
Net unrealized gain (loss)	$788,333,107
Net realized and unrealized gain (loss)	$1,648,219,300
Change in net assets from operations	$1,832,055,661
See Notes to Financial Statements
7

MFS International Large Cap Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/26	5/31/25
Change in net assets
From operations
Net investment income (loss)	$183,836,361	$190,250,773
Net realized gain (loss)	859,886,193	396,934,950
Net unrealized gain (loss)	788,333,107	577,108,999
Change in net assets from operations	$1,832,055,661	$1,164,294,722
Total distributions to shareholders	$(585,671,963)	$(421,989,881)
Change in net assets from fund share transactions	$(762,079,584)	$(254,578,594)
Total change in net assets	$484,304,114	$487,726,247
Net assets
At beginning of period	6,924,028,881	6,436,302,634
At end of period	$7,408,332,995	$6,924,028,881
See Notes to Financial Statements
8

MFS International Large Cap Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.61	$14.03	$12.38	$12.41	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.42	$0.39	$0.38	$0.35
Net realized and unrealized gain (loss)	3.89	2.08	1.78	(0.09)	(1.11)
Total from investment operations	$4.25	$2.50	$2.17	$0.29	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.38)	$(0.44)	$(0.20)	$(0.27)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.39)	$(0.92)	$(0.52)	$(0.32)	$(0.49)
Net asset value, end of period (x)	$18.47	$15.61	$14.03	$12.38	$12.41
Total return (%) (r)(s)(t)(x)	28.26	19.00	17.92	2.45	(5.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.01	1.06	1.07	1.04
Expenses after expense reductions (f)	0.96	0.95	0.98	0.96	0.96
Net investment income (loss)	2.09	2.93	3.01	3.13	2.72
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$30,080	$13,162	$7,962	$5,864	$2,956

Class C	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.53	$13.94	$12.29	$12.33	$13.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.27	$0.28	$0.22	$0.22
Net realized and unrealized gain (loss)	3.81	2.12	1.77	(0.02)	(1.08)
Total from investment operations	$4.08	$2.39	$2.05	$0.20	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.26)	$(0.32)	$(0.12)	$(0.20)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.26)	$(0.80)	$(0.40)	$(0.24)	$(0.42)
Net asset value, end of period (x)	$18.35	$15.53	$13.94	$12.29	$12.33
Total return (%) (r)(s)(t)(x)	27.22	18.21	17.02	1.70	(6.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.76	1.81	1.83	1.78
Expenses after expense reductions (f)	1.71	1.70	1.72	1.71	1.71
Net investment income (loss)	1.60	1.95	2.15	1.89	1.69
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$1,275	$973	$893	$905	$1,111

See Notes to Financial Statements
9

MFS International Large Cap Value Fund
Financial Highlights - continued
Class I	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.71	$14.11	$12.45	$12.43	$13.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.55	$0.40	$0.39	$0.41
Net realized and unrealized gain (loss)	3.89	2.00	1.81	(0.05)	(1.16)
Total from investment operations	$4.32	$2.55	$2.21	$0.34	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.41)	$(0.47)	$(0.20)	$(0.29)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.42)	$(0.95)	$(0.55)	$(0.32)	$(0.51)
Net asset value, end of period (x)	$18.61	$15.71	$14.11	$12.45	$12.43
Total return (%) (r)(s)(t)(x)	28.57	19.33	18.16	2.88	(5.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.76	0.81	0.82	0.79
Expenses after expense reductions (f)	0.71	0.70	0.72	0.71	0.71
Net investment income (loss)	2.47	3.82	3.04	3.28	3.15
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$95,958	$51,095	$15,423	$11,178	$18,972

Class R1	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.57	$13.99	$12.35	$12.36	$13.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.28	$0.28	$0.24	$0.19
Net realized and unrealized gain (loss)	3.84	2.11	1.78	(0.04)	(1.06)
Total from investment operations	$4.10	$2.39	$2.06	$0.20	$(0.87)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.27)	$(0.34)	$(0.09)	$(0.16)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.26)	$(0.81)	$(0.42)	$(0.21)	$(0.38)
Net asset value, end of period (x)	$18.41	$15.57	$13.99	$12.35	$12.36
Total return (%) (r)(s)(t)(x)	27.27	18.14	16.98	1.76	(6.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.76	1.81	1.83	1.78
Expenses after expense reductions (f)	1.71	1.70	1.73	1.71	1.71
Net investment income (loss)	1.53	1.99	2.19	2.04	1.43
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$152	$120	$101	$86	$85

See Notes to Financial Statements
10

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R2	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.65	$14.05	$12.40	$12.41	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.35	$0.35	$0.30	$0.25
Net realized and unrealized gain (loss)	3.86	2.13	1.78	(0.04)	(1.05)
Total from investment operations	$4.21	$2.48	$2.13	$0.26	$(0.80)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.34)	$(0.40)	$(0.15)	$(0.23)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.34)	$(0.88)	$(0.48)	$(0.27)	$(0.45)
Net asset value, end of period (x)	$18.52	$15.65	$14.05	$12.40	$12.41
Total return (%) (r)(s)(t)(x)	27.90	18.81	17.56	2.26	(6.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.26	1.31	1.33	1.28
Expenses after expense reductions (f)	1.21	1.20	1.23	1.21	1.21
Net investment income (loss)	2.04	2.49	2.70	2.55	1.94
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$162	$126	$105	$88	$86

Class R3	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.67	$14.08	$12.42	$12.43	$13.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.40	$0.38	$0.33	$0.29
Net realized and unrealized gain (loss)	3.87	2.11	1.79	(0.04)	(1.06)
Total from investment operations	$4.26	$2.51	$2.17	$0.29	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.38)	$(0.43)	$(0.18)	$(0.26)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.38)	$(0.92)	$(0.51)	$(0.30)	$(0.48)
Net asset value, end of period (x)	$18.55	$15.67	$14.08	$12.42	$12.43
Total return (%) (r)(s)(t)(x)	28.22	19.04	17.89	2.51	(5.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.02	1.06	1.08	1.03
Expenses after expense reductions (f)	0.96	0.95	0.98	0.96	0.96
Net investment income (loss)	2.29	2.81	2.94	2.80	2.19
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$213	$160	$105	$89	$87

See Notes to Financial Statements
11

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R4	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.70	$14.10	$12.44	$12.45	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.43	$0.42	$0.36	$0.32
Net realized and unrealized gain (loss)	3.88	2.12	1.79	(0.04)	(1.06)
Total from investment operations	$4.32	$2.55	$2.21	$0.32	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.41)	$(0.47)	$(0.21)	$(0.29)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.42)	$(0.95)	$(0.55)	$(0.33)	$(0.51)
Net asset value, end of period (x)	$18.60	$15.70	$14.10	$12.44	$12.45
Total return (%) (r)(s)(t)(x)	28.58	19.34	18.15	2.76	(5.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.77	0.81	0.83	0.78
Expenses after expense reductions (f)	0.71	0.70	0.73	0.71	0.71
Net investment income (loss)	2.53	2.99	3.19	3.05	2.44
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$162	$126	$106	$90	$87

Class R6	Year ended
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Net asset value, beginning of period	$15.68	$14.08	$12.42	$12.44	$13.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.42	$0.42	$0.37	$0.32
Net realized and unrealized gain (loss)	3.88	2.14	1.79	(0.05)	(1.04)
Total from investment operations	$4.31	$2.56	$2.21	$0.32	$(0.72)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.42)	$(0.47)	$(0.22)	$(0.30)
From net realized gain	(0.79)	(0.54)	(0.08)	(0.12)	(0.22)
Total distributions declared to shareholders	$(1.42)	$(0.96)	$(0.55)	$(0.34)	$(0.52)
Net asset value, end of period (x)	$18.57	$15.68	$14.08	$12.42	$12.44
Total return (%) (r)(s)(t)(x)	28.60	19.42	18.24	2.76	(5.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.74	0.75	0.75	0.74
Expenses after expense reductions (f)	0.65	0.67	0.67	0.64	0.66
Net investment income (loss)	2.52	2.96	3.21	3.12	2.45
Portfolio turnover rate	23	22	17	26	24
Net assets at end of period (000 omitted)	$7,280,330	$6,858,267	$6,411,609	$5,790,974	$5,727,457

See Notes to Financial Statements
12

MFS International Large Cap Value Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS International Large Cap Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,284,170,699	$—	$—	$7,284,170,699
Investment Companies	175,006,387	—	—	175,006,387
Total	$7,459,177,086	$—	$—	$7,459,177,086
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $181,934,267. The fair value of the fund’s investment securities on loan and a related liability of $98,933,626 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $93,152,012 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is
15

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/26	Year ended 5/31/25
Ordinary income (including any short-term capital gains)	$273,041,239	$193,847,050
Long-term capital gains	312,630,724	228,142,831
Total distributions	$585,671,963	$421,989,881
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
As of 5/31/26
Cost of investments	$4,877,847,642
Gross appreciation	2,795,633,026
Gross depreciation	(214,303,582)
Net unrealized appreciation (depreciation)	$2,581,329,444
Undistributed ordinary income	205,788,517
Undistributed long-term capital gain	561,172,565
Other temporary differences	1,773,149
Total distributable earnings (loss)	$3,350,063,675
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/26	Year ended 5/31/25
Class A	$1,507,279	$556,791
Class C	75,099	47,551
Class I	7,871,111	1,211,864
Class R1	9,703	5,854
Class R2	10,855	6,614
Class R3	14,500	8,659
Class R4	11,416	7,108
Class R6	576,172,000	420,145,440
Total	$585,671,963	$421,989,881
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2025 through March 31, 2026, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
Effective April 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
17

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this management fee reduction amounted to $1,006,657, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2027. For the year ended May 31, 2026, this reduction amounted to $4,746,959, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,970 for the year ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$63,506
Class C	0.75%	0.25%	1.00%	1.00%	10,477
Class R1	0.75%	0.25%	1.00%	1.00%	1,355
Class R2	0.25%	0.25%	0.50%	0.50%	718
Class R3	—	0.25%	0.25%	0.25%	470
Total Distribution and Service Fees					$76,526
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2026, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2026, were as follows:
Amount
Class A	$198
Class C	813
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2026, the fee was $9,436, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
18

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $83,090.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2026 was equivalent to an annual effective rate of 0.0077% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$44
8/22/2024	Redemption	Class I	2	32
At May 31, 2026, MFS held approximately 97% and 75% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
During the year ended May 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,262,163. The sales transactions resulted in net realized gains (losses) of $972,498.
(4) Portfolio Securities
For the year ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,628,152,457 and $2,783,021,004, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,694,436	$65,929,109	333,145	$4,776,487
Class C	24,873	417,253	5,707	82,429
Class I	3,475,554	58,496,410	2,431,163	34,466,685
Class R2	51	862	105	1,479
Class R3	858	14,554	2,101	30,100
Class R6	4,035,324	71,694,098	5,704,970	80,815,961
	11,231,096	$196,552,286	8,477,191	$120,173,141
19

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/26		Year ended 5/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	91,129	$1,507,279	42,341	$556,791
Class C	4,554	75,099	3,624	47,551
Class I	472,740	7,871,111	91,612	1,211,112
Class R1	587	9,702	445	5,854
Class R2	654	10,855	501	6,614
Class R3	873	14,500	657	8,659
Class R4	686	11,416	538	7,108
Class R6	34,664,418	575,775,972	31,828,504	419,817,963
	35,235,641	$585,275,934	31,968,222	$421,661,652
Shares reacquired
Class A	(2,999,769)	$(52,066,091)	(100,036)	$(1,386,553)
Class C	(22,639)	(363,444)	(10,680)	(149,565)
Class I	(2,043,523)	(35,447,712)	(363,752)	(5,222,809)
Class R2	(18)	(289)	(1)	(7)
Class R3	(444)	(8,017)	(3)	(40)
Class R6	(84,154,902)	(1,456,022,251)	(55,341,601)	(789,654,413)
	(89,221,295)	$(1,543,907,804)	(55,816,073)	$(796,413,387)
Net change
Class A	785,796	$15,370,297	275,450	$3,946,725
Class C	6,788	128,908	(1,349)	(19,585)
Class I	1,904,771	30,919,809	2,159,023	30,454,988
Class R1	587	9,702	445	5,854
Class R2	687	11,428	605	8,086
Class R3	1,287	21,037	2,755	38,719
Class R4	686	11,416	538	7,108
Class R6	(45,455,160)	(808,552,181)	(17,808,127)	(289,020,489)
	(42,754,558)	$(762,079,584)	(15,370,660)	$(254,578,594)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 90%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2026, the fund’s commitment fee and interest expense were $33,486 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$98,523,082	$1,386,620,705	$1,409,064,996	$(1,428)	$(4,602)	$76,072,761

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,642,599	$—
(8) Subsequent Event
Effective July 31, 2026, the MFS International Large Cap Value Fund will be renamed the MFS International Value Fund.
21

MFS International Large Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Large Cap Value Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Large Cap Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2026
22

MFS International Large Cap Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $405,110,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $241,786,012. The fund intends to pass through foreign tax credits of $11,863,218 for the fiscal year.
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ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2026

*  Print name and title of each signing officer under his or her signature.